Monument Advisor®
Individual Variable Annuity
Issued by
Jefferson National Life Insurance Company
through its
Jefferson National Life Annuity Account G
The date of this prospectus is May 1, 2021.
The contracts described in this prospectus are not available in the State of New York.
This prospectus describes the Monument Advisor® Individual Variable Annuity Contract (Contract) offered by Jefferson National Life Insurance Company (Company, Jefferson National, We, Us, Our). This Contract provides for the accumulation of Contract Values on a variable basis The Contract charges no insurance fees other than the $20 per month Subscription Fee imposed during the Accumulation Period and Annuity Period. You also pay any applicable Low Cost Fund Platform Fees (as described below), ROP Enhanced Death Benefit Rider Fees (as described below) as well as the fees of the Investment Portfolios you select and any Investment Advisor or financial professional you retain. Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract, unless you purchase a Florida contract, which is 12 months from the date you purchase the Contract. Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.
Upon purchase of the Contract, you can access documents relating to the Contract and the Investment Portfolios electronically, or have them delivered to you in paper via U.S. mail at no extra charge. You may also elect to access certain documents electronically and have certain documents delivered via U.S. mail.
The Contract has a variety of investment options, which include several Sub-accounts that invest in the Investment Portfolios listed in "Appendix A – More Information About the Investment Portfolios." You can put your money in any of the Sub-accounts; certain restrictions may apply. We impose a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. You can view, on our Website, the current prospectus of each Investment Portfolio, which includes information about each Investment Portfolio’s management fees and other expenses you will bear indirectly.
Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money.
Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.
To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2021. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Website (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI’s Table of Contents is at the end of this prospectus.
For a free copy of the SAI, call Us at (866) 667-0561 or write Us at Our administrative office:
•	Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;
•	Address for correspondence sent via courier or overnight mail: 10350 Ormsby Park Place, Louisville, KY 40223.
The Contracts:
•	are not bank deposits
•	are not federally insured
•	are not endorsed by any bank or government agency
•	are not guaranteed and may be subject to loss of principal
Summary prospectuses or prospectuses of the Investment Portfolios should be carefully read in conjunction with this prospectus before investing. You may obtain summary prospectuses or prospectuses of the Investment Portfolios on our Website or by contacting the Company at (866) 667-0561.

You should only rely on information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Table of Contents (continued)

Definitions of Special Terms
Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.
Accumulation Period: The period during which you invest money in your Contract.
Accumulation Unit: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.
Adjusted Partial Withdrawal: An amount equal to the greater of (1) the amount of the partial withdrawal (including, if applicable, that portion of the withdrawal constituting Excess Advisor Fees), and any applicable premium taxes withheld or (2) the amount of the partial withdrawal (including, if applicable, that portion of the withdrawal constituting Excess Advisor Fees) and any applicable premium taxes withheld multiplied by (a) divided by (b) where (a) is the Death Benefit immediately prior to the partial withdrawal; and (b) is the Contract Value immediately prior to the withdrawal. For purposes of this calculation, if an Advisor Fee withdrawal causes the Contract to exceed the Maximum Advisor Fee, then the Contract Value will be reduced by the amount of the allowable Advisor Fee (e.g., the Advisor Fee less the Excess Advisor Fee). Required minimum distributions are considered partial withdrawals and included in this calculation.
Advisor Fee: Any fee charged by any Investment Advisor or financial professional you hire and processed as such by the Company as a withdrawal from the Contract Value.
Annuitant(s): The natural person(s) on whose life (lives) We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the life of the primary Annuitant is used to determine Annuity Payments. If the Contract is owned by a non-natural Owner and joint Annuitants are named, the Death Benefit Amount will be calculated upon the death of the first Annuitant to die.
Annuity Date: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract or by state or federal law. If a prior date is not selected by you, the Annuity Date is the Maximum Maturity Date. For joint Annuitants all provisions are based on the age of the primary Annuitant.
Annuity Options: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.
Annuity Payments: Periodic income payments provided under the terms of one of the Annuity Options.
Annuity Period: The period during which We make income payments to you.
Annuity Unit: A measurement We use to calculate the amount of Annuity Payments you receive during the Annuity Period.
Beneficiary: The person(s) or entities, designated to receive any benefits under the Contract if you or, in the case of a non-natural Owner, the Annuitant dies.
Business Day: Generally, any day on which the New York Stock Exchange is open for trading. Our Business Day ends at the closing of regular trading on the New York Stock Exchange. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Transfers."
Code: The Internal Revenue Code of 1986, as amended.
Company: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.
Contract: The Monument Advisor® individual variable annuity contract, which provides variable investment options offered by the Company.
Contract Anniversary: The anniversary of the Business Day you purchased the Contract.
Contract Value: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account.
Death Benefit Amount: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner, or for a Contract owned by a non-natural person, the death of the Annuitant.
Due Proof of Death: When the Company receives both a death certificate and some other form of notice satisfactory to us, and your election in a form satisfactory to us for the payment method.
Excess Advisor Fee: The Advisor Fees in excess of the Maximum Advisor Fee for the current contract year.

FINRA: Financial Industry Regulatory Authority, Inc.
Free Look Period: If you change your mind about owning the Contract, the Free Look Period is the period of time within which you may cancel your Contract. This period of time is generally 10 days from receipt, but may be longer as required by applicable law, and may differ if it is a Replacement Contract.
Insurance Charges: The Insurance Charges compensate Us for assuming certain insurance risks. The only Insurance Charge under the Contract is the Subscription Fee.
Investment Advisor: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by you to provide you asset allocation and investment advisory services.
Investment Allocations of Record: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Sub-accounts you select.
Investment Options: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account.
Investment Portfolio(s): The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.
Jefferson National Service Center: The customer service department of the Company (P.O. Box 36840, Louisville, KY 40233. Phone number: 1-866-667-0561).
Joint Owner: The individual who co-owns the Contract with another person.
Low Cost Fund Platform Fee: Fee imposed by the Company on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. This fee is assessed daily as part of the daily Accumulation Unit value calculation. See "Expenses – Low Cost Fund Platform Fee" for further details, including a list of the Sub-accounts for which the Company currently imposes the fee.
Maximum Advisor Fee: Maximum Advisor Fee Percentage multiplied by the average of the current contract year Contract Values on the date each Advisor Fee is deducted.
Maximum Advisor Fee Percentage: For Contracts issued before November 1, 2019, 2.00% per year. For Contracts issued on or after November 1, 2019, 1.5% per year.
Maximum Maturity Date: The date on which the Annuitant attains age 100. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.
Measuring Life: The life upon whom the Death Benefit shall be paid in accordance with the ROP Enhanced Death Benefit Rider. If the Contract is owned by a natural person, the Measuring Life is the Owner. If there are Joint Owners, the Measuring Life is the first Owner to die. If the Owner is a non-living entity, Annuitant ages will be used and the rules above will be followed substituting the word "Annuitant" for the word "Owner."
Net Contract Value: An amount equal to the Contract Value reduced by any applicable premium taxes and the applicable portion of the Subscription Fee.
Non-Natural Owner: The trust or entity (e.g. CRT, Family Trust, Corporation, Other) that will own the Contract.
Non-Qualified Contract: A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with a pension plan, specially sponsored program or individual retirement account ("IRA").
Owner: You, the purchaser of the Contract, are the Owner.
Purchase Payment: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.
Qualified Contract: A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program, or IRA.
Replacement Contract: A Contract purchased with the proceeds from another contract (a contract issued by the Company and/or another insurance company).

Return of Premium ("ROP") Enhanced Death Benefit Rider: An optional benefit you may select for an additional charge that guarantees a minimum amount your beneficiary will receive upon your death, regardless of investment performance. If you elect this Rider, the Contract to which this Rider is attached will be restricted to a maximum of $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals. Multiple Contracts to which this Rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals.
Return of Premium ("ROP") Enhanced Death Benefit Rider Fee: We deduct a fee calculated as a percentage of the average daily Contract Value if you select the ROP Enhanced Death Benefit Rider. See "Fee Table - Optional ROP Enhanced Death Benefit Rider" for the current fee.
Secure Online Account: Your Secure Online Account is a password protected electronic account through which you can access personal documents relating to your Contract, such as transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account by going to our Website after you purchase the Contract and we maintain it for you on our Website thereafter.
Separate Account: Jefferson National Life Annuity Account G, which invests in the Investment Portfolios.
Sub-account: A segment within the Separate Account which invests in a single Investment Portfolio.
Subscription Fee: $20 per month fee charged by Us to issue and administer the Contract.
Tax Deferral: Benefit provided by an annuity under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.
Website: www.nationwideadvisory.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

Highlights
The variable annuity Contract that We are offering is a Contract between you (the Owner, You or you) and Us (We, we, Us, us, Our, our). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of the Separate Account. The Contract is intended to be used to accumulate money for retirement or other long-term Tax Deferral purposes.
The Contract charges no insurance fees other than the monthly Subscription Fee imposed during the Accumulation Period and Annuity Period and the ROP Enhanced Death Benefit Rider Fee if you select the ROP Enhanced Death Benefit Rider. You do pay any applicable Low Cost Fund Platform Fees for certain Sub-account allocations, as well as the fees of the Investment Portfolios you select and any Investment Advisor or financial professional you retain. We may enter into certain arrangements under which We are reimbursed by the Investment Portfolios’ advisers, distributors and/or affiliates for the administrative or distribution services which We provide to the Investment Portfolios.
The Contract includes both a death benefit and an optional ROP Enhanced Death Benefit Rider, each of which is described in detail under the heading "Death Benefit." If the ROP Enhanced Death Benefit Rider is elected, total Purchase Payments, less Adjusted Partial Withdrawals, cannot exceed $3,000,000. Multiple Contracts to which this rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals. In the state of Florida, the ROP Enhanced Death Benefit is not available to multiple contracts with the same Measuring Life.
All deferred annuity contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract.
Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract, unless you purchase a Florida contract, which is 12 months from the date you purchase the Contract.
Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date. For joint annuitants, all provisions are based on the age of the primary annuitant.
Free Look
If you change your mind about owning the Contract, you may cancel the Contract within 10 days after receiving it (or whatever longer time period is required by applicable law). Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after We mail the Contract. See "The Company - Free Look" section for additional details.
Tax Penalty
In general, the earnings in your Contract are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. The part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For Qualified Contracts, unless you had after-tax monies invested in the Contract, the full Annuity Payment is taxable. In such situations where you are already in a qualified plan, the Tax Deferral of the annuity does not provide additional benefits.
Document Delivery Requirements
Upon purchase of the Contract, you can access documents relating to the Contract and the Investment Portfolios electronically, or have them delivered to you in paper via U.S. mail at no extra charge. You may also elect to access certain documents electronically and have certain documents delivered via U.S. mail.
Regular and continuous Internet access is required to access electronically all documents relating to the Contract and the Investment Portfolios. You should consider electing and continue to receive documents electronically if you have regular and continuous Internet access. If you choose electronic delivery, and the delivery continues to fail after three attempts, We will automatically change your preferences going forward to receive the documents in paper via U.S. mail.

For Owners using electronic communications, current prospectuses and all required reports for the Contract and the Investment Portfolios are available on our Website. While we will notify you via email when a transaction pertaining to your Contract has occurred or a document impacting your Contract has been posted, you should visit the Website regularly. We post updated prospectuses for the Contract and the Investment Portfolios on our Website on or about May 1 of each year. Prospectuses may also be supplemented throughout the year and will be available on the Website, which you should visit regularly. We post Annual Reports and Semi-Annual Reports of the Investment Portfolios on our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. You will not have electronic access through our Website to Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Alternatively, We will provide copies of them upon request.
We will deliver all other documents electronically to your Secure Online Account. Checking your Secure Online Account regularly will give you an opportunity to prevent multiple fraudulent transactions. We deliver transaction confirmations at or before the completion of your transactions. We deliver account statements on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year). Under certain circumstances, for Qualified Contracts, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time.
We will allow you to have access to your Secure Online Account even after you revoke your consent to our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days’ notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, We will provide paper copies of any deleted document.
We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days’ notice in your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.
Low Cost Fund Platform Fee
The Company imposes a Low Cost Fund Platform Fee on amounts invested in certain Sub-accounts that invest in low cost Investment Portfolios. For further information, see "Expenses – Low Cost Fund Platform Fee."
Inquiries
If you need more information, please go to www.nationwideadvisory.com or contact Us at:
Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, Kentucky 40233
(866) 667-0561
Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Portfolios. State premium taxes may also be deducted.
Owner Transaction Expenses
Contingent Deferred Sales Charge (as a percentage of Purchase Payments withdrawn)	None
Transfer Fee[1]	Current Charge: None	Maximum Charge: $25.00
[1]	All transfers made on the same day involving the same Sub-account count as one transfer. Certain restrictions apply as further described under the heading "Transfers – Excessive Trading Limits" and "Transfers – Short Term Trading Risk."

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios’ fees and expenses.
Separate Account Annual Expenses Table
	Current Charge	Maximum Charge
Subscription Fee	$240.00 per Contract annually ($20.00 per month)	$240.00 per Contract annually ($20.00 per month)
Separate Account Annual Expenses (as a percentage of Contract Value invested in the Investment Portfolios) Mortality and Expense Risk Charge	0.00%	0.00%
Administrative Charge	0.00%	0.00%
Total Separate Account Annual Expenses	$240.00	$240.00
Optional Low Cost Fund Platform
The next item shows the fee that you will pay, in addition to the Subscription Fee, and Investment Portfolio operating expenses, on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. For further details, see "Expenses – Low Cost Fund Platform Fee."
	Minimum Annual Fee	Maximum Annual Fee
Low Cost Fund Platform Fee (as a percentage of the average daily Contract Value allocated to the Sub-account)	0.05%	0.35%
Optional ROP Enhanced Death Benefit Rider
The next table shows the fee that you will pay, in addition to the Subscription Fee, and Investment Portfolio operating expenses, if you elect the ROP Enhanced Death Benefit Rider.
	Current Annual Fee	Maximum Annual Fee
ROP Enhanced Death Benefit Rider Fee (as a percentage of the average daily Contract Value)	0.15%	0.30%
Investment Portfolio Operating Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2020, charged by the Investment Portfolios that you may pay periodically during the life of the contract. More detail concerning each underlying Investment Portfolio’s fees and expenses is contained in the prospectus for each Investment Portfolio.
	Minimum	Maximum
Total Investment Portfolio operating expenses
Expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses for the period ended December 31, 2020.
Current and future total operating expenses of the Investment Portfolios could be higher or lower than those shown in the table.	Gross: 0.11%	Gross: 3.50%

The minimum and maximum Investment Portfolio fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some Investment Portfolios. Therefore, actual expenses could be lower. Refer to the Investment Portfolio prospectuses for specific expense information. Additionally, the minimum and maximum underlying mutual fund operating expenses indicated above do not reflect the assessment of the Low Cost Fund Platform Fee, which is assessed by Us on certain Sub-account allocations. The Low Cost Fund Platform Fee may increase the cost of investing in certain Investment Portfolios beyond the minimum and maximum Investment Portfolio operating expenses reflected in the above table.
Examples of Fees and Expenses
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, Subscription Fee, ROP Enhanced Death Benefit Rider Fee, and Investment Portfolio fees and expenses.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the Contract. The Example does not reflect the assessment of the Low Cost Fund Platform Fee, which, if reflected, would result in higher expenses. For a description of the Low Cost Fund Platform Fee, see "Expenses – Low Cost Fund Platform Fee." The Subscription Fee for every Contract, regardless of size, is $240 annually, i.e. $20 per month. For this example, we used $20.00 per month as the Subscription Fee, but converted it to an asset based charge based on the average Contract size as of the previous December 31. This conversion causes the Subscription Fee in the example below to be less than $240 annually. We also used .30% for the ROP Enhanced Death Benefit Rider Fee (if elected). Although your actual costs may be higher or lower, based on these assumptions and those that follow, your costs would be:
Highest cost example using maximum charges:
(1)	Assuming Contract charges and gross maximum Investment Portfolio operating expenses and you have purchased the ROP Enhanced Death Benefit Rider:

1 year	3 years	5 years	10 years
$403.26	$1,223.44	$2,062.17	$4,242.97
(2)	Assuming Contract charges and gross minimum Investment Portfolio operating expenses and you have purchased the ROP Enhanced Death Benefit Rider:

1 year	3 years	5 years	10 years
$64.26	$201.61	$351.65	$790.18
(3)	Assuming Contract charges and gross maximum Investment Portfolio operating expenses:

1 year	3 years	5 years	10 years
$357.51	$1,087.88	$1,839.22	$3,813.26
(4)	Assuming Contract charges and gross minimum Investment Portfolio operating expenses:

1 year	3 years	5 years	10 years
$18.51	$58.24	$101.90	$230.81
Condensed Financial Information
Appendix B to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

The Company
Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.
We are principally engaged in the life insurance and annuity business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp. Jefferson Financial Corp is ultimately owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company, which are engaged in general insurance and reinsurance business, except life insurance.
The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.
The Monument Advisor Variable Annuity Contract
This prospectus describes The Monument Advisor Variable Annuity Contract offered by Jefferson National. An annuity is a contract between you, the Owner, and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract switches to the Annuity Period.
The Contract benefits from Tax Deferral. Tax-deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contract may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. In that instance, you should be aware that this annuity will fund a retirement plan that already provides Tax Deferral under the Code. In such situations where you are already in a qualified plan, the Tax Deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain annuity benefits and features other than Tax Deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is appropriate for your tax qualified plan.
The Contract is called a variable annuity because you can choose among several Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. The amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.
Free Look
If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or longer if required by your state). Our Insurance Charges and Investment Portfolio operating expenses, along with any applicable Low Cost Fund Platform Fees will have been deducted. On the Business Day We receive your request We will return your Contract Value, less any withdrawals from the Contract and applicable federal and state withholding. In states that require the return of Purchase Payments, we will return the greater of Purchase Payments or Contract Value, less any withdrawals from the Contract. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after We mail the Contract (or longer if required by your state). The free look period varies by state and is as long as 30 days in some states. Please contact us for additional information regarding the time period in your state.
Owner. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing via fax or U.S. mail. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.
A change of Owner may be a taxable event.
Joint Owner. A Non-Qualified Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing via fax or U.S. mail or otherwise.

Beneficiary. The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. In the case of a non-natural Owner, and no Beneficiary is named, the default will be the Owner. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.
Restricted Beneficiary. In accordance with Company procedures and applicable law, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.
Assignment
Subject to applicable law, you can assign the Contract at any time during the Contract Owner’s lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.
An assignment may be a taxable event.
If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.
Electronic Administration of Your Contract
This Contract is designed to be administered electronically ("Electronic Administration"). You can access documents relating to the Contract and the Investment Portfolios online. If you consent to Electronic Administration, you will receive all documents electronically, unless you request, either at the time of application or later, to receive documents relating to the Contract by paper, via U.S. Mail at no extra charge.
If you elect Electronic Administration, you must have Internet access so that you can view your Secure Online Account and access all documents relating to the Contract and the Investment Portfolios. You should not elect Electronic Administration if you do not have Internet access. Although We will email you when a transaction relating to your Contract has occurred or a document impacting your Contract is posted, you should regularly check your Secure Online Account. There is no substitute for regularly checking your Secure Online Account. If you choose electronic delivery, and the delivery continues to fail after three attempts, We will automatically change your preferences going forward to receive the documents in paper via U.S. mail.
You may, however, elect to have documents related to your Contract also delivered via U.S. mail to your address of record at no extra charge. We may also continue to send documents to your Secure Online Account. You may revoke or reinstate your consent to electronic delivery anytime. You may do so by visiting the Website, by calling the Customer Service telephone number or by writing to the Jefferson National Service Center. Notification of change made via the Website will be effective immediately. Notification by telephone or U.S. mail will be processed as received, usually within two business days.
Current prospectuses and all required reports for the Contract and the Investment Portfolios are available on Our Website through your Secure Online Account. We post updated prospectuses for the Contract and the Investment Portfolios on Our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website. We post Annual Reports and Semi-Annual Reports for the Investment Portfolios on Our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. To the extent an archived Contract prospectus is no longer available on the Website, We will provide it upon request.
You will not have electronic access through Our Website to archived Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Upon request, either before or after a prospectus is removed from the website, we will send you a paper copy of these documents via U.S. mail. Please note, irrespective of whether you have elected Electronic Administration, proxy statements for the Investment Portfolios will be provided to you via U.S. mail.
We will send all other documents related to your Contract to your Secure Online Account, including, but not limited to, transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account when you purchase the Contract and We maintain it for you on Our Website.

You will have access to your Secure Online Account even after you revoke your consent to Our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days' notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, we will provide paper copies of any deleted document.
We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days' notice to your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.
Confirmations and Statements
We will send a confirmation statement to your Secure Online Account, or by paper delivery via U.S. mail at no extra charge, each time you make a new Purchase Payment, a transfer among the Investment Portfolios, or a withdrawal. Generally, We deliver transaction confirmations at the completion of your transactions. However, the confirmation for a new Purchase Payment or transfer of Contract Value may be an individual confirmation or may be part of your next quarterly account statement. You should review your confirmation statements to ensure that your transactions are carried out correctly. If you fail to do so, you risk losing the opportunity to ask us to correct an erroneous transaction. We deliver account statements to your Secure Online Account on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year), or in paper via U.S. mail if you have withdrawn your consent to Electronic Administration or otherwise request a specific confirmation or statement. Under certain circumstances for Qualified Contracts, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time. If you have questions, you can either go to Our Website and click on "Contact Us" for secure online correspondence or you can e-mail Us at service@nationwideadvisory.com or call Us at (866) 667-0561.
Requesting Transactions or Obtaining Information About your Contract
You may request transactions or obtain information about your Contract by submitting a request to Us in writing via fax or U.S. mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.
Telephone and Website Transactions. You can elect to request certain transactions and receive information about your Contract by telephone or through our Website (www.nationwideadvisory.com). All transaction requests are processed subject to Our administrative rules and procedures.
We will accept transaction requests from your Investment Advisor or financial professional upon your written request. You can also authorize someone else, via submitting a power of attorney in good order (complete with required signatures), to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the Joint Owner.
We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine and will not be liable for following instructions that are reasonably determined to be genuine. All telephone calls will be recorded and the caller will be asked to produce correct identifying information before We will accept the telephone transaction. We will post confirmations of all transactions, statements and other correspondence to your Secure Online Account. We will not send these to you in paper, unless you have elected to receive paper documents via U.S. mail. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.
Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although We have taken precautions to prevent such outages or slowdowns, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transactions by mail.
Security of Electronic Communications With Us. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.

You will be required to provide your user ID and password to access your Secure Online Account and perform transactions on Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.
Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.
We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website or secure file share portal. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the "view certificate" button (in FireFox) or the "subject" section (in Internet Explorer), you should see "Nationwide Mutual Insurance Co." listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.
Risks Associated with COVID-19
In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Jefferson National has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Jefferson National’s businesses as Jefferson National continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the variable account invests. Additionally, prolonged current economic conditions, consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Jefferson National provides to its customers, among other factors related to COVID-19, could affect the amount of sales and profitability of Jefferson National’s businesses and could have a negative impact on its financial condition and operations.
While Jefferson National is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic are unknown at this time. It is possible these risks could impact Jefferson National’s financial strength and claims-paying ability. There are many factors beyond Jefferson National’s control that cannot be mitigated or foreseen that could have a negative impact on Jefferson National and the operation of the contract. Jefferson National continues to monitor the economic situation and assess its impact on its business operations closely.
Business Continuity Risks
Jefferson National is exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, public health crises and terrorist acts, which could adversely affect Jefferson National’s ability to administer the contracts. Natural and man-made disasters may require a significant contingent of Jefferson National’s employees to work from remote locations. During these periods, Jefferson National could experience decreased productivity, and a significant number of Jefferson National’s workforce or certain key personnel may be unable to fulfill their duties if Jefferson National’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Jefferson National’s ability to administer the contract.
Jefferson National outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Jefferson National closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Jefferson National’s control. If one or more of the third parties to whom Jefferson National outsources such critical business functions experience operational failures, Jefferson National’s ability to administer the contract could be impaired.
Beneficially Owned Contracts
A beneficially owned contract is a Contract that is inherited or purchased by a Beneficiary and the Beneficiary holds the Contract as a Beneficiary (as opposed to treating the Contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws. An owner of a beneficially owned contract is referred to as a "beneficial owner."
There are two types of beneficially owned contracts, a "continued beneficially owned contract" and a "purchased beneficially owned contract." A continued beneficially owned contract is when a Beneficiary inherits a Contract and continues that Contract as a beneficial owner. A "purchased beneficially owned contract" is when a Beneficiary purchases a new Contract using a death benefit or contract value that the Beneficiary inherited under a different annuity Contract.
Not all options and features described in this prospectus are available to beneficially owned contracts:
•	Subsequent purchase payments are not permitted under any beneficially owned contract.
•	No optional benefits are permitted under any beneficially owned contract, except that a purchased beneficially owned contract may elect an optional death benefit.
•	A beneficial owner must be both the Contract Owner and the Annuitant of a beneficially owned contract, and no additional parties may be named.
•	No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor Beneficiary(ies).
•	Beneficially owned contracts cannot be assigned, except that a beneficial owner may assign rights to the distribution payments.
There is no death benefit payable on a on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or Contract value to be distributed will be payable to a successor Beneficiary in accordance with applicable federal tax laws.
A Beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the Contract as the sole contract owner and treat the Contract as the spouse’s own. If a spouse continues the Contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.
Good Order
A request or transaction generally is considered in good order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. Good order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, good order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirement at any time. If you have any questions, you should contact us or your Investment Advisor or financial professional before submitting the form or request.

Purchase
Application for a Contract
If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
Purchase Payments
A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment We will accept is $15,000. We reserve the right to issue a Contract for less than $15,000 with Our approval, subject to the terms and conditions we may require. The maximum We accept is $10,000,000 ($3,000,000 in total Purchase Payments across all Contracts with the same Measuring Life if the ROP Enhanced Death Benefit Rider is elected) without Our prior approval and will be subject to such terms and conditions as We may require. In the state of Florida, the ROP Enhanced Death Benefit Rider is not available to multiple contracts with the same Measuring Life.
Jefferson National reserves the right to refuse any Purchase Payment. Jefferson National does not accept Purchase Payments in the form of cash, cash equivalents or checks payable in foreign currency or issued by non-U.S. financial institutions. Purchase Payments made in the form of check, wire or EFT must be drawn upon the account of a U.S. financial institution.
Subject to the maximum described above, you can make additional Purchase Payments of any amount. However, we reserve the right to impose minimums on future Purchase Payments.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay Advisor Fees), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments
You control where your Purchase Payments are invested. On the application for a Contract, you may choose to have 100% of your initial Purchase Payment invested in the money market Sub-Accounts. Alternatively, you may use a separate administrative form to select the Sub-Accounts in which to invest your initial Purchase Payment. Any subsequent or additional Purchase Payments will be allocated based on your Investment Allocation of Record. Please make sure your Investment Allocation of Record is kept current. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. See "Expenses – Low Cost Fund Platform Fee" for further details.
Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes at the close of regular trading on the New York Stock Exchange.

Investment Options
Investment Portfolios
The Contract offers various Sub-accounts, each of which invests exclusively in an Investment Portfolio listed in "Appendix A – More Information About the Investment Portfolios." During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives.
In the future, additional Investment Portfolios managed by certain investment advisory firms, brokerage firms, or their affiliates may be added. These additional Investment Portfolios may be offered exclusively to purchasing customers of the particular investment advisory firm or brokerage firm, or through other exclusive distribution arrangements.
You should read the summary prospectus or prospectus for any Investment Portfolio carefully before investing. Unless you have opted to receive documents relating to your Contract via U.S. mail, copies of these summary prospectuses and prospectuses will not be sent to you in paper. They are, however, available on Our Website. See "Appendix A – More Information About the Investment Portfolios" which contains the investment objective for each Investment Portfolio.
The investment objectives and policies of certain Investment Portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisors. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisors cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisors.
A significant portion of the assets of certain Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio’s ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios’ prospectuses for more details on the risks associated with any specific Investment Portfolio.
Shares of the Investment Portfolios are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios are also sold directly to qualified plans. The Investment Portfolios do not believe that offering their shares in this manner will be disadvantageous to you.
Administrative, Marketing and Support Services Fees
Jefferson National and the principal underwriter for the Contracts have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees. The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company’s affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.50% annually of the average net assets of an Investment Portfolio attributable to the relevant Contracts. Certain minimums may apply and this amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses. Where the Company does not have an arrangement with an Investment Portfolio to receive payments for the provision of services, or if the payments are minimal, Low Cost Fund Platform Fee proceeds may be used to pay expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees.
Selection of Investment Portfolios
The Company selects the Investment Portfolios based on several criteria, including without limitation, asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, advisor or customer interest, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Investment Portfolio, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above. The Company reviews each Investment Portfolio periodically after it is selected. Upon review, the Company may remove an Investment Portfolio or restrict allocation of additional Purchase Payments and or transfers of Contract Value to an Investment Portfolio if it determines the Investment Portfolio no longer meets one or more of the criteria and/or if the Investment Portfolio has not attracted significant Contract owner assets. If this occurs, you may remain invested in the Investment Portfolio, although you may be restricted from adding additional Purchase Payments or transferring additional Contract Value into such Investment Portfolio. The Company does not recommend or endorse any particular Investment Portfolio, and does not provide investment advice.
Fixed Account
No fixed account is available during the Accumulation Period. See "Annuity Payments" for information on the Fixed Account during the Annuity phase of the Contract (these payments will come from Jefferson National’s general account and are subject to the Company’s financial strength and claims paying ability).
Voting Rights
Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other Owners materials describing the matters to be voted on and we may send these materials to you in paper even if you have elected Electronic Administration. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own, including shares owned by us and our affiliates, and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of Contract Owners could determine the outcome of a proposal subject to a shareholder vote. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.
Substitution
It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any substitution is made. Once a substitution is approved, your investment in such Investment Portfolio will automatically be transferred into the new Investment Portfolio.
Transfers
You can transfer money among the Investment Portfolios, subject to the excessive trading limits set forth below. The Company imposes a Low Cost Fund Platform Fee on Contract Value allocated to certain Sub-accounts. See "Expenses – Low Cost Fund Platform Fee" for further details. Transfers may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section below.
Early Cut-Off Times
Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. See "Appendix A – More Information About the Investment Portfolios" for a list of Investment Portfolios with early cut-off times. For transfers between Investment Portfolios that impose early cut-off times with those Investment Portfolios that do not impose, or impose different early cut-off times, the earliest time will be used. These early cut-off times do not apply to Purchase Payments or Contract withdrawals.

Transfers During the Accumulation Period
You can make a transfer to or from any Investment Portfolio available to you. Transfers may be made by contacting Our administrative offices or through Our Website. Subject to Our administrative rules, including our Excessive Trading Limits and Short Term Trading Risk described below, you can make an unlimited number of transfers between the Investment Portfolios during the Accumulation Period. We reserve the right to impose a fee for excessive transfers after notifying you.
We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers. The following apply to any transfer during the Accumulation Period:
(1)	Your request for a transfer must clearly state which Investment Portfolio(s) are involved in the transfer.
(2)	Your request for transfer must clearly state how much the transfer is for.
(3)	Your right to make transfers is subject to modification if We determine, in Our sole opinion that the exercise of the right by one or more Owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other Owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:
(a)	the requirement of a minimum time period between each transfer;
(b)	not accepting a transfer request from an Investment Advisor or financial professional acting under a power of attorney on behalf of more than one Owner; or
(c)	limiting the dollar amount that may be transferred between Investment Portfolios by an Owner at any one time.
(4)	We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.
This product is not designed for professional market timing organizations. Jefferson National reserves the right to modify (including terminating) the transfer privileges described above.
Excessive Trading Limits
The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or persons who make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other Owners invested in the Investment Portfolio.
We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Investment Advisor or financial professional acting under a limited power of attorney, for any reason, including without limitation, if:
•	We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by an Investment Advisor or financial professional, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or
•	We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading, because the transfer request is large in relation to the total assets of the Investment Portfolio or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or
•	We are informed by one or more Investment Portfolios that they are unwilling to accept (or will not accept for a certain number of days) a transfer request whether due to the frequency of trading or the size of the transfer request; or
•	the requested transaction violates Our administrative rules designed to detect and prevent market timing.
The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. mail only, etc.) or even prohibitions on them for particular Owners who, in Our view, or in the view of an investment adviser to an Investment Portfolio, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to withdrawals from the Contract.

We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all Owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.
Short-Term Trading Risk. Frequent exchanges among Investment Portfolios by Owners can reduce the long–term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.
The insurance–dedicated mutual funds available through the Investment Portfolios may also be available in products issued by other insurance companies. These funds carry a significant risk that short–term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short–term trading by contract owners.
As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same underlying funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short–term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds’ prospectuses for specific information about the funds’ short–term trading policies and risks.
Frequent Trading. In an effort to alleviate the lack of transparency inherent in omnibus accounts, the Company developed technology that permits each Investment Portfolio to see, on a real time basis, the transfer requests that will impact that Investment Portfolio when the Company places the omnibus account trade at the end of that Business Day. In addition, the Investment Portfolios are able to generate reports out of the same system that allow the Investment Portfolio to look for trading patterns that may be harmful to the Investment Portfolio. Essentially, this system attempts to provide each Investment Portfolio with the data it needs to empower the Investment Portfolio to enforce its active trading policies and procedures on a similar basis as if the Investment Portfolio was being offered on a retail basis, as opposed to inside of a variable annuity. As stated above, the Company reserves the right to enforce any decision made by an Investment Portfolio pursuant to its active trading policies and procedures, and to take any actions to delay or deny any pending transfer request, as well as blocking future trading within an Investment Portfolio.
If a current or future transfer request is restricted or denied in accordance with our administrative procedures, you and your Investment Advisor or financial professional will be notified, and you will be kept in your current Sub-Account allocation. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities to individuals, if any.
In its sole discretion, the Company may revise its frequent trading procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Investment Portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on active traders (such as dollar or percentage limits on transfers).
Dollar Cost Averaging Program
The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.
Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Portfolio(s) from which you are transferring is zero. A transfer request will not automatically terminate the DCA Program.

There is no additional charge for the DCA Program. However, we reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. For further information, see "Expenses – Low Cost Fund Platform Fee."
Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.
Rebalancing Program
Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocations of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. one time rebalance, monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice to impose a fee, or to terminate, suspend or modify this program. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. For further information, see "Expenses – Low Cost Fund Platform Fee."
Example: Assume that you want your initial Purchase Payment split between 2 Investment Portfolios. You want 40% to be in the Bond Investment Portfolio and 60% to be in the Growth Investment Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Bond Investment Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first Business Day of the next quarter, Jefferson National would sell some of your units in the Bond Investment Portfolio to bring its value back to 40% and use the money to buy more units in the Growth Investment Portfolio to increase those holdings to 60%.
Advisor Fee Withdrawals
Jefferson National understands the importance to you of having advice from an Investment Advisor or financial professional regarding your investments in the Contract. Jefferson National has not made any independent investigation of these Investment Advisors or financial professionals and is not endorsing such programs. If Advisor Fees will be paid out of your Contract during the Accumulation Period, you will be required to enter into an advisory agreement with your Investment Advisor or financial professional.
Jefferson National will, pursuant to an agreement with you, process a partial withdrawal from the value of your Contract to pay Advisor Fees. You should consult a tax advisor regarding the tax treatment of the payment of Advisor Fees from your Contract. See "Taxes" for further information.
If the ROP Enhanced Death Benefit Rider is elected, Advisor Fee withdrawals in excess of the Maximum Advisor Fee will reduce the Death Benefit Amount. See "Exhibit D – Illustrations of ROP Enhanced Death Benefit Rider" for illustrations.
Expenses
There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:
Subscription Fee
We charge the Subscription Fee regardless of the amount of your Contract Value. This fee is used to reimburse us for our various expenses in establishing and maintaining the Contracts. On the last Business Day of each month, this fee is deducted from the money market Investment Portfolios you are invested in, pro rata, via a redemption of Accumulation Units. If you have less than $20 invested in the money market Investment Portfolios, then the remaining amount will be deducted from your non-money market Investment Portfolios, pro rata, via a redemption of Accumulation Units. The method by which the Subscription Fee is deducted may vary by state. We will deduct the Subscription Fee each month during the Accumulation Period and the Annuity Period. We also impose the applicable portion of the fee at death, annuitization, and upon full surrender of the Contract. The Company reserves the right to waive the Subscription Fee in certain circumstances including, without limitation, on Contracts issued to an officer, director, employee, or direct family member thereof, of Our company or any of Our affiliates. In no event will reduction or elimination of the Subscription Fee be permitted where it would be unfairly discriminatory to any person.
We will waive the $20 per month Subscription Fee if on the day the Subscription Fee would be levied your entire Contract Value is invested in one or more Sub-accounts for which the Company charges the Low Cost Fund Platform Fee and/or one or more of the following Sub-accounts (Waiver Sub-accounts):
Waiver Sub-accounts:
•	Nationwide Variable Insurance Trust – NVIT DFA Nationwide Capital Appreciation (Class P)
•	Nationwide Variable Insurance Trust – NVIT DFA Nationwide Moderate (Class P)
•	Nationwide Variable Insurance Trust – NVIT Government Money Market
NOTE: If Contract Value is allocated to one or more Waiver Sub-accounts, the waiver of the Subscription Fee will only apply if on the day the Subscription Fee would be levied, the total allocation to all of the Waiver Sub-accounts combined is equal to or less than 10% of the total Contract Value. If on such date the total allocation to all of the Waiver Sub-accounts combined is greater than 10% of the total Contract Value, the $20 per month Subscription Fee will apply for that month.
ROP Enhanced Death Benefit Rider Fee
If you elect the ROP Enhanced Death Benefit Rider, We will deduct a fee. The fee is deducted as an annualized percentage of the daily Contract Value.
The fee is equal to 0.15% annually. The Company reserves the right to increase the fee to the maximum fee set forth in the "Fee Table."
Upon termination of the ROP Enhanced Death Benefit Rider, the fee will no longer be deducted.
The ROP Enhanced Death Benefit Rider may not be available in all states, or within certain plans.
Contract Maintenance Charge
We impose no other Contract maintenance charge.
Low Cost Fund Platform Fee
The Company imposes a Low Cost Fund Platform Fee up to 0.35% annually (this is the maximum fee) on Contract Value invested in certain Sub-accounts. The fee is deducted as an annualized percentage of the daily Contract Value allocated to the particular Sub-account(s). The determination of which Sub-accounts impose a Low Cost Fund Platform Fee is made by Us at Our sole discretion. The Company assesses the Low Cost Fund Platform Fee in order to facilitate making certain Investment Portfolios available as investment options under the Contract. These Investment Portfolios do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. These fees may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Investment Portfolios. The Company may profit from the Low Cost Fund Platform Fee, and may use any profit derived from this fee for any lawful purpose. A listing of the Sub-accounts for which the Company imposes a Low Cost Fund Platform Fee is listed below, and is also available on the Company’s Website or upon request. Some of the indicated Sub-accounts may not be available due to the date your Contract was issued. Refer to "Appendix A: More Information About the Investment Portfolios" for more information regarding Sub-account availability.
Sub-accounts with a Low Cost Fund Platform Fee of 0.35%:
•	BNY Mellon Stock Index Fund, Inc.: Initial Shares
•	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
•	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VA International Small Portfolio
•	DFA Investment Dimensions Group Inc. - VA International Value Portfolio
•	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio

•	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
•	Vanguard Variable Insurance Fund - Balanced Portfolio
•	Vanguard Variable Insurance Fund - Capital Growth Portfolio
•	Vanguard Variable Insurance Fund - Diversified Value Portfolio
•	Vanguard Variable Insurance Fund - Equity Income Portfolio
•	Vanguard Variable Insurance Fund - Equity Index Portfolio
•	Vanguard Variable Insurance Fund - Global Bond Index Portfolio
•	Vanguard Variable Insurance Fund - Growth Portfolio
•	Vanguard Variable Insurance Fund - High Yield Bond Portfolio
•	Vanguard Variable Insurance Fund - International Portfolio
•	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
•	Vanguard Variable Insurance Fund - Real Estate Index Portfolio
•	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
•	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
•	Vanguard Variable Insurance Fund - Vanguard Conservative Allocation Portfolio
•	Vanguard Variable Insurance Fund - Vanguard Moderate Allocation Portfolio
Sub-accounts with a Low Cost Fund Platform Fee of 0.25%:
•	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y
Sub-accounts with a Low Cost Fund Platform Fee of 0.10%:
•	John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV
•	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 1
•	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 1
•	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 1
•	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 1
•	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 1
•	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 1
•	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 1
•	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 1
This list may change at any time; however, if a Sub-account which was previously offered without this fee is added to this list, the Low Cost Fund Platform Fee will not be charged on existing dollars invested in such Sub-account without your consent. Please note, the $20 per month Subscription Fee is waived if on the day the Subscription Fee would be levied your entire Contract Value is invested in Sub-accounts for which the Company charges the Low Cost Fund Platform Fee.
Investment Portfolio Operating Expenses
There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio operating expenses are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers. The investment advisory fees and other expenses, if any, which are more fully described in the Investment Portfolio prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.
Transfer Fee
We impose no transfer fee for transfers made during the Accumulation Period. We reserve the right to impose a fee, not to exceed $25, for excessive transfers after notifying You in advance. Any such fee would be used to recoup the cost of administering the transfer.

Premium Taxes
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are generally due either when premium payments are made or when Annuity Payments begin. It is Our current practice to deduct these taxes when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction. For a list of states and taxes, see "Appendix C – Deductions for Taxes – Qualified and Nonqualified Annuity Contracts."
Income Taxes
Jefferson National may deduct from the Contract for any income taxes which we incur because of the Contract. At the present time, we are not making any such deductions.

Contract Value
Your Contract Value is the sum of your assets in the Sub-accounts of the Separate Account. The value of any assets in the Sub-accounts(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, we use a unit of measure called an Accumulation Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract. If your Contract Value is zero and any added riders have no value, we reserve the right to surrender your Contract.
Accumulation Units
Every Business Day, we determine the value of an Accumulation Unit for each of the Sub-accounts by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor for any particular Sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the net asset value of the Investment Portfolio as of the end of the current Business Day; and
(2)	the per share amount of any dividend or income distributions made by the Investment Portfolio (if the date of the dividend or income distribution occurs during the current Business Day).
(b)	is the net asset value of the Investment Portfolio as of the end of the preceding Business Day.
(c)	is a factor representing any Contract charges that are deducted from the Sub-account, which may include charges for elected optional riders and/or any applicable Low Cost Fund Platform Fees.
Note: The factor in (c) above reflects only those Contract charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect other charges that are assessed via the redemption of Accumulation Units (e.g., Subscription Fee, Transfer Fee).
The value of an Accumulation Unit may go up or down from Business Day to Business Day.
When you make a Purchase Payment, we credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, we deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when we deduct certain charges under the Contract (including the Subscription Fee). Whenever we use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.
We calculate the value of an Accumulation Unit for each Sub-account at the close of regular trading on the New York Stock Exchange each Business Day and then credit your Contract.
EXAMPLE: On Wednesday we receive an additional Purchase Payment of $10,000 from you. You have told Us you want this to go to the Balanced Portfolio Investment Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit for the Balanced Portfolio Sub-account is $12.50. We then divide $10,000 by $12.50 and credit your Contract on Wednesday night with 800 Accumulation Units for the Balanced Portfolio Sub-account.
Access To Your Money
You can have access to the money in your Contract:
(1)	by making a withdrawal (either a partial or a complete withdrawal);
(2)	by electing to receive Annuity Payments; or
(3)	when a death benefit is paid to your Beneficiary.
Withdrawals can only be made during the Accumulation Period.
When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any pro rata Subscription Fees.
All partial withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis unless you instruct Us otherwise.

Jefferson National will pay the amount of any withdrawal from the Investment Portfolios within 7 days of your request in good order unless the "Suspension of Payments or Transfers" provision (see below) is in effect.
A withdrawal may result in tax consequences (including an additional 10% tax penalty under certain circumstances).
Systematic Withdrawal Program
The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Unless you instruct us otherwise, the systematic withdrawals will be processed on a monthly basis. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis, unless you instruct Us otherwise.
You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. Once the Contract Value is exhausted, we reserve the right to fully surrender the Contract. We do not currently charge for the Systematic Withdrawal Program, but reserve the right to do so in the future.
Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.
Suspension of Payments or Transfers
We may be required to suspend or postpone withdrawals or transfers for any period when:
(1)	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
(2)	trading on the New York Stock Exchange is restricted;
(3)	an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios;
(4)	during any other period when the SEC, by order, so permits for the protection of Owners.
If mandated under applicable law, we may be required to reject a Purchase Payment and/or otherwise block access to an Owner’s Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

Death Benefit
Upon Your Death During the Accumulation Period
If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Our death distributions for both qualified and nonqualified contracts will follow the tax rules in the Code and its regulations.
The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day we receive in good order due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. The Death Benefit Amount will remain invested in the Investment Portfolios in accordance with the allocation instructions given by You until We pay the Death Benefit Amount or until new instructions are given by the Beneficiary.
Restricted Beneficiary
In accordance with Company procedures, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over an individual Beneficiary’s life expectancy. In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner contemplating a restricted option should consult a qualified tax advisor.
Standard Death Benefit Amount During the Accumulation Period
Assuming you have not elected the ROP Enhanced Death Benefit Rider, the Death Benefit Amount will be the Contract Value, less the applicable portion of the Subscription Fee and any applicable premium taxes, at the time we receive due proof of death and a payment election.
ROP Enhanced Death Benefit Rider
For an additional fee you can choose the ROP Enhanced Death Benefit Rider. This rider is irrevocable and must be selected at the time of application. In general terms, this option will provide you a benefit if you die at a time when your Contract Value is less than the net Purchase Payments you have made. This option may only be elected if you have not attained age 81 or older. Under this option, at the time of death, the Death Benefit Amount will be the greater of (1) and (2) where:
(1)	is the Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or
(2)	is the Total Purchase Payments made to the Contract reduced by any charges for the ROP Enhanced Death Benefit Rider and Adjusted Partial Withdrawals. Note: Single Contracts or multiple Contracts to which the ROP Enhanced Death Benefit Rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals. In the state of Florida, the ROP Enhanced Death Benefit is not available to multiple contracts with the same Measuring Life.
If you take a partial withdrawal at a time when item (2) above is greater than item (1) above, it will have the effect of decreasing item (2) by more than the amount withdrawn. Conversely, if you take a partial withdrawal at a time when item (2) is less than item (1), it will have the effect of decreasing item (2) by the amount withdrawn. See "Exhibit D – Illustrations of ROP Enhanced Death Benefit Rider" for examples of the calculation of the Death Benefit Amount if you have elected the ROP Enhanced Death Benefit Rider.

Unless the Owner has previously elected a death benefit payment option, a Beneficiary who is a spouse of the deceased Owner may elect a spousal continuation of the Contract. If the ROP Enhanced Death Benefit Rider was elected, the Contract will continue and the Contract Value will be the Death Benefit Amount. If spousal continuation is elected, the ROP Enhanced Death Benefit Rider will terminate and the ROP Enhanced Death Benefit Rider Fee will no longer be levied.
The ROP Enhanced Death Benefit Rider will terminate without value on the occurrence of any of the following:
(1)	if the Contract Owner is changed or the Contract is assigned, this option will terminate, except in the following circumstances:
(a)	the new Contract Owner or assignee assumes full ownership of the Contract and is essentially the same person (e.g. an individual ownership changed to a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);
(b)	ownership of an IRA or Roth IRA is being changed from one custodian to another, from the Measuring Life to a custodian, or from a custodian to the Measuring Life; or
(c)	the assignment is for the purpose of effectuating a 1035 exchange of the Contract (i.e. the option may continue during the temporary assignment period and not terminate until the Contract is actually surrendered).
(2)	the Annuity Date;
(3)	the date the Contract to which this rider is attached terminates;
(4)	the date the Contract Value decreases to zero as a result of withdrawals and/or Subscription Fees;
(5)	Subject to the step up in Contract Value described above, immediately following a spousal continuation.
Once cancelled, all rights and benefits under the ROP Enhanced Death Benefit Rider will terminate. Termination provisions may vary by state.
Payment of the Death Benefit During the Accumulation Period
Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period. If an election for the payment method is not received, the Company will pay the proceeds under Option 2.
OPTION 1 - lump sum payment of the Death Benefit Amount; or
OPTION 2 - the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner;
OPTION 3 - payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner; or
OPTION 4 – in any other manner permitted by law and approved by Jefferson National.
Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to:
•	continue the Contract in his or her own name at the then current Death Benefit Amount;
•	elect a lump sum payment of the Death Benefit Amount; or
•	apply the Death Benefit Amount to an Annuity Option, see Beneficially Owned Contracts for additional information.
If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death.

For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to receive a Death Benefit Amount under an Annuity Option over a Beneficiary’s life expectancy(Option 1). In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor.
Death of Contract Owner During the Annuity Period
If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner’s or Joint Owner’s death. Upon the Owner’s death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.
Death of Annuitant
If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.
Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the at least as rapidly method of distribution. In the case of an Owner who established an Annuity Period on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor.

Annuity Payments (The Annuity Period)
Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life we look to when we determine Annuity Payments.
You can select any Annuity Date provided it is at least two (2) years after the Contract issue date, unless you purchase a Florida Contract (which is 12 months from the date you purchase the contract), but may not be later than the Maximum Maturity Date.
The Contract will automatically be forced into a fixed annuitization for a guaranteed period of ten years if you do not select an Annuity Date on or before the Annuitant attaining the Maximum Maturity Date. The terms of this required annuitization may vary by state. For a Contract held as an IRA, once you attain age 70½, (age 72 for Contract Owners who turn age 72 on or after January 1, 2020), you are required to either annuitize the Contract or take the required minimum distribution under the Code.
You can also choose among income plans. We call those Annuity Options. You can select an Annuity Option. You can change it at any time prior to 30 days before the Annuity Date. If you do not choose an Annuity Option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.
For contracts issued on or after July 20, 2012, you may only choose to have fixed Annuity Payments during the Annuity Period. These payments will come from Jefferson National’s general account and are subject to the Company’s financial strength and claims paying ability. If you choose an Annuity Option, your Account Value, minus any applicable fees, is placed in our general account. Our general account is not registered under the federal securities laws and it is generally not subject to its provisions. See your Contract for more information regarding the general account.
For contracts issued prior to July 20, 2012, you can choose to have fixed Annuity Payments (these payments will come from Jefferson National’s general account), variable Annuity Payments (these payments will be based on the performance of the Investment Portfolios) or a combination of both. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date.
Annuity Payment Amount
For Contracts issued prior to July 20, 2012, if you choose to have any portion of your Annuity Payments based on the performance of the Investment Portfolio(s), the dollar amount of your Annuity Payment will depend upon:
(1)	the Contract Value, minus any applicable fees, or the Death Benefit Amount (if the Annuity Option is selected to pay the Death Benefit Amount) applied to an Annuity Option on the Annuity Date;
(2)	the 3% or 5% (as you selected) assumed investment rate (AIR) performance used in the annuity table for the Contract;
(3)	the performance of the Investment Portfolio(s) you selected, less any applicable fees; and
(4)	the Annuity Option you select.
You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual performance is less than 3% or 5% (as you selected) AIR, your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when the investment performance rises and decrease more rapidly when investment performance decreases.
On the Annuity Date, the Contract Value, less any premium tax, and less the Subscription Fee, if applicable, will be applied under the Annuity Option you selected.
Annuity Payments are made monthly unless you have less than $5,000 to apply toward purchasing an Annuity Option. In that case, we may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $50 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $50.
Unless you notify Us otherwise, we will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

Annuity Options
You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.
OPTION 1. INCOME FOR LIFE. We will pay monthly Annuity Payments during the lifetime of the Annuitant. We will stop making payments when the Annuitant dies. Accordingly, if you select this option and die after the first annuity payment is made but before the second annuity payment is made, you will only receive one annuity payment. If you die after you elect this option but before the first annuity payment is made, you will not receive any payments.
OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive. However, when the Annuitant dies, if we have made Annuity Payments for less than the guaranteed period you selected (5, 10 or 20 years), we will then continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, after the Annuitant dies, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).
OPTION 3. INCOME FOR A SPECIFIED PERIOD. We will make monthly Annuity Payments for a fixed period of time (3 to 20 years). When the Annuitant dies, any amount remaining will be paid to the Beneficiary. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).
OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people dies, the amount of the Annuity Payments we will make to the survivor will be calculated based on the option chosen at the time of annuitization. Please note, the higher the elected payment to the survivor is, the lower the amount of each payment will be when both join Annuitants are alive.
Taxes
NOTE: Jefferson National has prepared the following information on federal taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. You should consult your tax adviser about your own circumstances.
The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.
Annuity Contracts in General
When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.
Tax Status of the Contracts
Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.
Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over variable account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the Contract.
Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.
For Contract Owners who reach age 70 1/2 prior to January 1, 2020, distributions from an Individual Retirement Annuity, SEP IRA or SIMPLE IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The SECURE Act raised the age that distributions from an IRA, SEP IRA, or Simple IRA must begin. For those Contract Owners who attain age 70 1/2 on or after January 1, 2020, distributions must begin no later than April 1 of the calendar year in which the Contract Owner turns age 72. Distributions may be paid in a lump sum or in payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner’s lifetime; therefore, the required beginning date is not applicable to Roth IRAs.
If the Owner dies on or before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or SIMPLE IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.
The SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over an individual Beneficiary’s life expectancy. If the Contract Owner dies on or after January 1, 2020 and the individual Beneficiary is not an eligible designated beneficiary as defined under the Code, then the entire interest in the Contract must be distributed by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering purchase of the Contract should consult a qualified tax advisor.
If the Contract Owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9), then the entire balance of the Contract must be distributed by December 31 of the tenth year following the Contract Owner’s death. In the case of an eligible designated beneficiary, which includes (1) the contract owner’s surviving spouse, (2) a minor child of the contract owner, (3) a disabled individual, (4) a chronically ill individual, or (5) an individual not more than 10 years younger than the contract owner, the entire balance of the Contract may be distributed over the life or a period not exceeding the life expectancy of the eligible designated beneficiary, provided such distributions begin within one year of death. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the Contracts.
For Individual Retirement Annuities, SEP IRAs and SIMPLE IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or SIMPLE IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or SIMPLE IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Other rules may apply to Qualified Contracts.

Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile.
Consistent with Rev. Proc. 2013-17 the final regulations provide that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Taxation of Non-Qualified Contracts
Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.
The following discussion generally applies to Contracts owned by natural persons.
Withdrawals. In general, when a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the withdrawal over the Owner’s investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. For information on the tax consequences of Advisor Fee withdrawals, please see "Taxation of Non-Qualified Contracts – Advisor Fees." In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.
Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:
•	made on or after the taxpayer reaches age 59 1/2;
•	made on or after the death of an Owner;
•	attributable to the taxpayer’s becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.
Advisor Fees. In a private letter ruling issued to the Company in 2019, the IRS ruled that the payment of Advisor Fees will not be treated as distributions from Non-Qualified Contracts, will not be taxable to the Owner, are not reportable to the IRS as distributions from the Contract, and are not subject to the 10% penalty for early withdrawal by Owners who are under age 59 ½ if all of the following requirements are met:
•	the annuity contract is designed for Owners who will receive ongoing investment advice from an Investment Advisor who is appropriately licensed and in the business of providing investment advice;
•	the Contract Owner authorizes Advisor Fees to be paid periodically to the advisor from the Contract’s cash value;

•	the Advisor Fees will be determined based on an arms-length transaction between the Owner and Investment Advisor;
•	the Advisor Fees will not exceed an amount equal to an annual rate of 1.5% of the Contract’s cash value determined at the time and in the manner provided by the fee authorization, but in all events based on the cash value during the period to which the Advisor Fees relate ("PLR Permitted Amount");
•	the Advisor Fees will compensate the Investment Advisor only for investment advice that the Investment Advisor provides to the Owner with respect to the Contract and not for any other services or accounts;
•	while the fee agreement is in place, the Contract will be solely liable for the payment of Advisor Fees directly to the Investment Advisor;
•	the Owner may not pay the fees to the Investment Advisor from any other accounts or assets nor can the Owner direct the payment of fees for any other purpose or to any other person; and
•	the Investment Advisor will not receive a commission for the sale of the Contract.
It is unclear how an Advisor Fee in excess of the 1.5% limit will be treated by the IRS. The IRS may take the position that it is entirely subject to the standard tax treatment for withdrawals or it may treat only the amount in excess of the 1.5% amount as a taxable distribution to the Owner. Although the tax treatment is unclear, Nationwide will report to the IRS the amount of any Advisor Fee in excess of the 1.5% as a taxable distribution.
Beginning in 2020, the PLR Permitted Amount for each eligible Contract as follows.
Systematic Advisor Fees. "Systematic Advisor Fees" are Advisor Fees that are automatically withdrawn according to our designated form that specifies the frequency and basis (e.g. contract value or average daily contract value). If either the frequency or the basis is changed during a calendar year, then the Non-Systematic Advisor Fee calculation will apply for that calendar year. Systematic Advisor Fees withdrawn will be within the PLR Permitted Amount if:
•	The amount of the Systematic Advisor Fee being withdrawn is less than or equal to (1.5% / frequency of withdrawals ) x basis on the date of withdrawal; or
•	The annual cumulative total of Systematic Advisor Fees withdrawn is less than or equal to (1.5% x basis on the date of withdrawal).
If the amount of the Systematic Advisor Fee exceeds the PLR Permitted Amount, then the amount in excess of the PLR Permitted Amount will be reported as taxable.
Non-Systematic Advisor Fees. "Non-Systematic Advisor Fees" are Advisor Fees that do not meet the definition of Systematic Advisor Fees. Non-Systematic Advisor Fees withdrawn will be within the PLR Permitted Amount if the annual cumulative total of the Non-Systematic Advisor Fees withdrawn from an eligible Contract is less than or equal to 1.5% multiplied by the year-to-date average daily asset value on the date of the withdrawal.
Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.
Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.
It is possible that the IRS may take the position that the ROP Enhanced Death Benefit Rider Fees are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax advisor prior to selecting this option.
Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year may be treated as one annuity contract for purposes of determining the amount includible in such Owner’s income when a taxable distribution occurs.
Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2011-38 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within a 180 day period following a partial 1035 exchange that the partial 1035 exchange will not receive tax-free treatment. The IRS will apply general tax principles to determine the substance and treatment of the transfer. There are some exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.
Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate some or all of your Account Values from one Investment Portfolio to another but you cannot direct the investments each Investment Portfolio makes. If you have too much "investor control" of the assets supporting the Investment Portfolio, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.
In 2003, the Internal Revenue Service ("IRS") in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.
The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Contract Owner and the Company regarding the availability of a particular investment option and, other than the Contract Owner’s right to allocate Purchase Payments and transfer funds among the available Sub-accounts, all investment decisions concerning the Sub-accounts will be made by Us or an advisor in its sole and absolute discretion.
Contracts such as this one, with more than 20 fund options, raise investor control concerns. It is possible that the IRS may determine that due to the number of different fund options and the fact that some funds may have the same investment strategy, there is an investor control issue with this Contract. However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the contract holder and Us concerning the availability of particular options, based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.
At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.
Taxation of Qualified Contracts
The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts

(IRAs), as defined in Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.
CARES Act. The CARES Act was enacted on March 27, 2020. The CARES Act made numerous changes to the Internal Revenue Code effective January 1, 2020, including the following:
•	Waiving the 2020 lifetime and post death minimum distribution requirement (RMD) from defined contribution plans and IRAs, including the 2019 RMD taken in 2020 for those individuals turning 70 1/2 in 2019. Additionally, 2020 will not be counted in measuring the five-year distribution period requirement for post death RMDs, with the result that the five-year period is extended by one year.
•	Relief for coronavirus-related distributions and loans from qualified plans and IRAs, which includes an exception from the 10% penalty for early distribution and an exemption from the 20% mandatory withholding requirement.
Along with the passage of the CARES Act, the IRS extended the deadline to make a 2019 IRA or Roth IRA contribution to July 15, 2020 in order to coincide with the extended deadline for filing an individual’s income tax return.
Required Minimum Distributions
Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 (age 72 for those employees who turn age 72 on or after January 1, 2020) or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a traditional SEP or SIMPLE IRAs, or to a 5% or more owner of the employer sponsoring the plan, and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. If you choose the ROP Enhanced Death Benefit Rider, required minimum distributions will be considered partial withdrawals for purposes of the Adjusted Partial Withdrawals calculation.
Medicare Tax
A 3.8% Medicare contribution tax will be imposed on the "net investment income" of certain individuals whose income exceeds certain threshold amounts. For purposes of this tax, net investment income will include income from Non-Qualified Contracts (as well as interest, dividends and certain other items). The 3.8% Medicare tax is imposed on the lesser of:
(1)	the taxpayer’s "net investment income" (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions); or
(2)	the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately and $200,000 otherwise).
"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e. IRAs, Roth IRAs or arrangements described in Code Sections 401(a), 403(a), 403(b) or 457(b)), but such income will increase modified adjusted gross income in item 2. The IRS has issued proposed guidance regarding this income surtax. You should consult your tax advisor regarding the applicability of this tax to income you would receive under the Contract.
Seek Tax Advice
The above description of federal income tax consequences is only a brief summary meant to alert you to the issues and is not intended as tax advice. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering purchase of a Contract should first consult a qualified tax adviser.
Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information
Legal Proceedings
Jefferson National Life Insurance Company ("the Company")
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency, and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Jefferson National Securities Corporation ("JNSC")
The general distributor, JNSC, is not engaged in any litigation that is likely to have a material adverse effect on its ability to perform its contract with the Variable Account.
Abandoned Property Requirements
Every state has unclaimed property laws that generally declare non-qualified annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date or the date the Death Benefit Amount is due and payable. For example, if the payment of the Death Benefit Amount has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit Amount, or the Beneficiary does not come forward to claim the Death Benefit Amount in a timely manner, the Death Benefit Amount will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. Escheatment is the formal, legal name for this process. However, the state is obligated to pay the Death Benefit Amount (without interest) if your Beneficiary steps forward to claim it with proper documentation. To prevent your Contract’s proceeds from being paid to the state abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please contact us to make such changes.
Proof of Age and Survival
The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements
If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply). The Company reserves the right to adjust future payments to offset any prior overpayments or underpayments.
Changes to Comply with Law and Amendments
The Company reserves the right, without the consent of Owners, to suspend sales of the Contract and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

The Separate Account
We established a separate account to hold the assets that underlie the Contracts. Jefferson National Life Annuity Account G serves the variable annuity portion of the Contract. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account G and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account G. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under Texas Insurance law on January 18, 1996. Jefferson National Life Annuity Account G is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Jefferson National Life Annuity Account G is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the variable account. The Separate Account is regulated by the Texas Department of Insurance. Regulation by the state, however, does not involve any supervision of the Separate Account, except to determine compliance with broad statutory criteria.
The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contract are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.
Where permitted by law, we may:
•	create new Separate Accounts;
•	combine separate accounts, including combining the Separate Account with another separate account established by the Company;
•	transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this policy belongs, to another separate account;
•	transfer the Separate Account to another insurance company;
•	add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;
•	make the Sub-accounts available under other policies we issue;
•	add new Investment Portfolios or remove existing Investment Portfolios;
•	substitute new Investment Portfolios for any existing Investment Portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;
•	deregister the Separate Account under the Investment Company Act of 1940; and
•	operate the Separate Account under the direction of a committee or in another form.
Distributor
Jefferson National Securities Corporation (JNSC), 10350 Ormsby Park Place, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of FINRA. Sales of the Contracts may be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.
We pay no Commissions to broker-dealers who sell the Contracts. Under certain circumstances, payments may be made to certain broker-dealers, sellers, third party money managers, third party marketing organizations or investment advisors for other services such as platform access fees, marketing support, and/or reimbursement of conference expenses. Certain employees of the Company may receive incentive compensation based on efforts assisting the Company in the sale of Contracts.
Financial Statements
Our financial statements and schedules have been included in the Statement of Additional Information and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.
The financial statements of Jefferson National Life Annuity Account G are included in the Statement of Additional Information.

APPENDIX A: More Information About the Investment Portfolios
This appendix contains information about the Investment Portfolios in which the Sub-Accounts invest. The Investment Portfolios in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each Investment Portfolio for more detailed information. Underlying prospectuses for the Investment Portfolios are available online or through your Secure Online Account and by contacting the Jefferson National Service Center.

Designations Key:
EC:	The Investment Portfolio imposes an early cut-off time for transfer requests (see Transfers – Early Cut-off Times).
FF:	The Investment Portfolio primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an Investment Portfolio that does not invest in other mutual funds. Refer to the prospectus for this Investment Portfolio for more information.
LCFF:	Nationwide assesses a Low Cost Fund Fee on allocations to this Sub-Account because the Investment Portfolio does not provide the Company with sufficient revenue (see Expenses - Low Cost Fund Platform Fee). The revenue (12b-1 fees) compensates the Company for promoting, marketing, and administering the contract and the Investment Portfolios.
VOL:	The Investment Portfolio uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. Allocation to this type of Investment Portfolio may result in foregone investment gains that could otherwise be realized by investing in riskier Investment Portfolios.
Advisors Preferred Trust - Gold Bullion Strategy Portfolio
Investment Advisor:	Advisors Preferred, LLC
Sub-advisor:	Flexible Plan Investments, Ltd.
Investment Objective:	The Fund seeks returns that reflect the performance of the price of Gold bullion.
Designation: EC: 3:30 PM EST
Alger Capital Appreciation Portfolio: Class I-2 Shares
Investment Advisor:	Fred Alger Management, LLC
Investment Objective:	Seeks long-term capital appreciation
Alger Large Cap Growth Portfolio: Class I-2 Shares
Investment Advisor:	Fred Alger Management, LLC
Investment Objective:	Seeks long-term capital appreciation.
Alger Mid Cap Growth Portfolio: Class I-2 Shares
Investment Advisor:	Fred Alger Management, LLC
Investment Objective:	Seeks long-term capital appreciation.
Alger Small Cap Growth Portfolio: Class I-2 Shares
This Sub-Account is not available as an investment option for new Contracts issued on or after May 31, 2007
Contracts issued prior to May 31, 2007, with assets allocated to this Sub-Account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-Account provided the allocation to that Sub-Account is greater than $0. Once the allocation to this Sub-Account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	Fred Alger Management, LLC
Investment Objective:	Long-term capital appreciation.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2018
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Global Thematic Growth Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Growth Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
This Sub-Account is only available in contracts issued before May 1, 2021
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small Cap Growth Portfolio: Class B
This Sub-Account is not available as an investment option for new Contracts issued on or after February 3, 2013
Contracts issued prior to February 3, 2013, with assets allocated to this Sub-Account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-Account provided the allocation to that Sub-Account is greater than $0. Once the allocation to this Sub-Account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Investment Objective:	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the "Index").
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Red Rocks Capital LLC
Investment Objective:	Seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.
ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	The Portfolio seeks to provide investors with capital appreciation.
ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	Capital appreciation and some current income.
ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	Current income and preservation of capital.
ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	Capital appreciation.

ALPS Variable Investment Trust - Morningstar Income & Growth ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	Current income and capital appreciation
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
This Sub-Account is not available as an investment option for new Contracts issued on or after April 9, 2015
Contracts issued prior to April 9, 2015, with assets allocated to this Sub-Account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-Account provided the allocation to that Sub-Account is greater than $0. Once the allocation to this Sub-Account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Funds Insurance Series® - American Funds Mortgage Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide current income and preservation of capital.
American Funds Insurance Series® - American High-Income Trust: Class 4 (formerly, American Funds Insurance Series® - High-Income Bond Fund: Class 4)
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide a high level of current income and, secondarily, capital appreciation.
American Funds Insurance Series® - Asset Allocation Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide high total return consistent with preservation of capital over the long term.

American Funds Insurance Series® - Capital Income Builder®: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund's secondary objective is to provide growth of capital.
American Funds Insurance Series® - Capital World Bond Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide, over the long term, a high level of total return consistent with prudent investment management.
American Funds Insurance Series® - Capital World Growth & Income Fund: Class 4 (formerly, American Funds Insurance Series® - Global Growth & Income Fund: Class 4)
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide long-term growth of capital while providing current income.
American Funds Insurance Series® - Global Growth Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide long-term growth of capital.
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide long-term growth of capital.
American Funds Insurance Series® - Growth Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide growth of capital.
American Funds Insurance Series® - Growth-Income Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to achieve long-term growth of capital and income.
American Funds Insurance Series® - International Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide long-term growth of capital.
American Funds Insurance Series® - International Growth & Income Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide long-term growth of capital while providing current income
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Designation: FF, VOL
American Funds Insurance Series® - Managed Risk Growth Fund: Class P2
This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	To provide growth of capital while seeking to manage volatility and provide downside protection.
Designation: MF

American Funds Insurance Series® - Managed Risk Growth-Income Fund: Class P2
This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.
Designation: MF
American Funds Insurance Series® - Managed Risk International Fund: Class P2
This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.
Designation: MF
American Funds Insurance Series® - Managed Risk Washington Mutual Investors Fund: Class P2 (formerly, American Funds Insurance Series® - Managed Risk Blue Chip Income & Growth Fund: Class P2)
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.
American Funds Insurance Series® - New World Fund®: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks long-term capital appreciation.
American Funds Insurance Series® - The Bond Fund of America: Class 4 (formerly, American Funds Insurance Series® - Bond Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide as high a level of current income as is consistent with the preservation of capital.
American Funds Insurance Series® - U.S. Government Securities Fund: Class 4 (formerly, American Funds Insurance Series® - U.S. Government/AAA-Rated Securities Fund: Class 4)
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide a high level of current income consistent with preservation of capital.
American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 (formerly, American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4)
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.

BlackRock Variable Series Funds II, Inc. - BlackRock U.S. Government Bond V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The investment objective of the Fund is to seek to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Investment Objective:	The investment objective of the Fund is to seek high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Investment Objective:	To seek long-term capital appreciation.
BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III
This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks long-term growth of capital.
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The investment objective of the Fund is to seek long-term capital growth.
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
BNY Mellon Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
Designation: LCFF
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The fund seeks long-term capital appreciation.
Calvert Variable Products, Inc. - Calvert VP SRI Balanced Portfolio: Class F
Investment Advisor:	Calvert Research and Management
Investment Objective:	Provide a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.
Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	Seeks total return, consisting of current income and capital appreciation.

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	Seeks to provide shareholders with long-term growth of capital.
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	Seeks to provide shareholders with long-term growth of capital.
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Seligman Global Technology Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	Seeks to provide shareholders with long-term capital appreciation.
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (formerly, Credit Suisse Trust - Commodity Return Strategy Portfolio)
Investment Advisor:	Credit Suisse Asset Management, LLC
Investment Objective:	Total Return.
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Designation: FF, LCFF
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (formerly, DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class)
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To seek total return consisting of capital appreciation and current income.
Designation: FF, LCFF
DFA Investment Dimensions Group Inc. - VA International Small Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA International Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve a stable real return in excess of the rate of inflation with a minimum of risk.
Designation: LCFF

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High current income.
Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Sub-advisor:	Federated Global Investment Management Corp.
Investment Objective:	Capital appreciation.
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Sub-advisor:	Federated Investment Management Company, Federated Advisory Services Company, Fed Global
Investment Objective:	To achieve high current income and moderate capital appreciation.
Designation: VOL
Fidelity Variable Insurance Products - VIP FundsManager 20% Portfolio: Service Class 2
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The fund seeks high current income and, as a secondary objective, capital appreciation.
Designation: FF
Fidelity Variable Insurance Products - VIP FundsManager 50% Portfolio: Service Class 2
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The funds seeks high total return.
Designation: FF
Fidelity Variable Insurance Products - VIP FundsManager 60% Portfolio: Service Class 2
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The funds seeks high total return.
Designation: FF
Fidelity Variable Insurance Products - VIP FundsManager 70% Portfolio: Service Class 2
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The funds seeks high total return.
Designation: FF

Fidelity Variable Insurance Products - VIP Target Volatility Portfolio: Service Class 2
This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The funds seeks total return.
Designation: VOL
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Seeks high total return with a secondary objective of principal preservation.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	Geode Capital Management, LLC
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The fund seeks to provide capital growth.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Seeks capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	FIL Investment Advisors (UK) Limited (FIA(UK)), and other investment advisers serve as sub-advisers for the fund
Investment Objective:	The fund seeks a high level of current income. The fund may also seek capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
First Eagle Variable Funds - Overseas Variable Fund
Investment Advisor:	First Eagle Investment Management, LLC
Investment Objective:	The fund seeks long-term growth of capital by investing primarily in equities, including common and preferred stocks, warrants or other similar rights, and convertible securities, issued by non-U.S. companies.
Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2
Investment Advisor:	Franklin Templeton Institutional, LLC
Investment Objective:	Seeks high total return.
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks capital appreciation, with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks long-term capital appreciation, with preservation of capital as an important consideration.

Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high level of current income, with capital appreciation over the long term as a secondary goal.
Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks income.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return while seeking to provide volatility management
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Fund - Global Managed Futures Strategy
Investment Advisor:	Guggenheim Investments
Investment Objective:	The Global Managed Futures Strategy Fund (the "Fund") seeks to generate positive total returns over time.
Guggenheim Variable Fund - Long Short Equity Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Guggenheim Variable Funds Trust - Series B (Large Cap Value Series)
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Funds Trust - Series D (World Equity Income Series)
This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide total return, comprised of capital appreciation and income.
Guggenheim Variable Funds Trust - Series E (Total Return Bond Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide total return, comprised of current income and capital appreciation.
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	To provide a high level of current income while maximizing total return.
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation.

Guggenheim Variable Funds Trust - Series P (High Yield Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	High current income and capital appreciation as a secondary objective.
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series)
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. American Value Fund: Series II Shares
This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2021
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seeks long term capital appreciation.
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.
Invesco - Invesco V.I. Comstock Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco - Invesco V.I. Conservative Balanced Fund: Series II (formerly, Invesco Oppenheimer V.I. Conservative Balanced Fund: Series II)
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seeks total return.
Invesco - Invesco V.I. Core Bond Fund: Series II (formerly, Invesco Oppenheimer V.I. Total Return Bond Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seeks total return.
Invesco - Invesco V.I. Core Equity Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Total return, comprised of current income and capital appreciation.
Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To provide reasonable current income and long-term growth of income and capital.
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Both capital appreciation and current income

Invesco - Invesco V.I. Global Fund: Series II (formerly, Invesco Oppenheimer V.I. Global Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Sub-advisor:	Invesco Asset Management Limited
Investment Objective:	Total return through growth of capital and current income.
Invesco - Invesco V.I. Global Strategic Income Fund: Series II (formerly, Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks total return.
Invesco - Invesco V.I. Government Money Market Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To provide current income consistent with preservation of capital and liquidity.
Invesco - Invesco V.I. Government Securities Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's objective is total return, comprised of current income and capital appreciation.
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek long-term growth of capital and income.
Invesco - Invesco V.I. Health Care Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long term growth of capital.
Invesco - Invesco V.I. High Yield Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Sub-advisor:	Invesco Canada Ltd.
Investment Objective:	Total return, comprised of current income and capital appreciation.
Invesco - Invesco V.I. International Growth Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Main Street Fund: Series II (formerly, Invesco Oppenheimer V.I. Main Street Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (formerly, Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Technology Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco Oppenheimer V.I. International Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.

Ivy Variable Insurance Portfolios - Balanced: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of capital appreciation and current income.
Ivy Variable Insurance Portfolios - Corporate Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide current income consistent with preservation of capital.
Ivy Variable Insurance Portfolios - Energy: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Global Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide a high level of current income. Capital appreciation is a secondary objective.
Ivy Variable Insurance Portfolios - Global Equity Income: Class II
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of current income and capital appreciation.
Ivy Variable Insurance Portfolios - Growth: Class II
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - High Income: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide current income consistent with preservation of capital.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Natural Resources: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Science and Technology: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Value: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital appreciation.
Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term growth of capital.
Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term growth of capital.
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Sub-advisor:	Perkins Investment Management LLC ("Perkins")
Investment Objective:	Seeks capital appreciation.
Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term growth of capital.
Janus Aspen Series - Janus Henderson U.S. Low Volatility Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Sub-advisor:	Intech Investment Management LLC
Investment Objective:	Seeks capital appreciation.
John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV
Investment Advisor:	John Hancock Variable Trust Advisers LLC
Sub-advisor:	Dimensional Fund Advisors LP
Investment Objective:	To seek long-term capital appreciation
Designation: LCFF
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Portfolio seeks to maximize long-term total return.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Portfolio seeks to maximize income while maintaining prospects for capital appreciation.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
This Sub-Account is only available in contracts issued before May 1, 2021
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.

Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	The Portfolio seeks total return.
Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	The Portfolio seeks long-term capital appreciation.
Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small-Mid Cap Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Seeks long-term capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	Seeks capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	Seeks dividend income, growth of dividend income and long-term capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks long-term growth of capital.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks long-term growth of capital.
Legg Mason Partners Variable Equity Trust - QS Legg Mason Dynamic Multi-Strategy VIT Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	QS Investors, LLC and Western Asset Management Company
Investment Objective:	The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The fund will seek to reduce volatility as a secondary objective.
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.
Investment Objective:	Seeks to maximize total return.
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	To seek high current income and the opportunity for capital appreciation to produce a high total return.
Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	Current income and capital appreciation.
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	Long-term growth of capital and income without excessive fluctuations in market value.

MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service Class
Investment Advisor:	New York Life Investment Management LLC
Sub-advisor:	MacKay Shields LLC
Investment Objective:	The Fund seeks capital appreciation together with current income.
MFS® Variable Insurance Trust - MFS Growth Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Mutual Fund and Variable Insurance Trust - Rational Trend Aggregation VA Fund: Class A
Investment Advisor:	Rational Advisors, Inc.
Sub-advisor:	Tuttle Tactical Management, LLC
Investment Objective:	To seek total return on investment, with dividend income as an important component of that return.
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index as closely as possible before the deduction of Fund expenses.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (formerly, Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class Y)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF, LCFF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF, LCFF
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks a high level of total return.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc. and Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: LCFF

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares
This Sub-Account is no longer available to receive transfers or new purchase payments effective June 12, 2020
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares
This Sub-Account is only available in contracts issued before May 1, 2021
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital and income generation.
Northern Lights Variable Trust - 7Twelve Balanced Portfolio
This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015
Investment Advisor:	7Twelve Advisors, LLC
Investment Objective:	The Portfolio seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.
Northern Lights Variable Trust - 7Twelve Balanced Portfolio: Class 3
Investment Advisor:	7Twelve Advisors, LLC
Investment Objective:	The Portfolio seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
Investment Advisor:	BTS Asset Management, Inc.
Investment Objective:	Seeks to provide total return.
Northern Lights Variable Trust - Power Dividend Index Fund: Class 1
Investment Advisor:	W. E. Donoghue & Co., LLC
Investment Objective:	The primary investment objective is total return from income and capital appreciation. Capital Preservation is a secondary objective of the Fund.

Northern Lights Variable Trust - Power Momentum Index Fund: Class 1
Investment Advisor:	W. E. Donoghue & Co., LLC
Investment Objective:	Capital growth and income.
Northern Lights Variable Trust - Probabilities VIT Fund: Class 1
This Sub-Account is only available in contracts issued before May 1, 2021
Investment Advisor:	Probabilities Fund Management, LLC
Investment Objective:	Capital appreciation.
Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 1
This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019
Contracts issued prior to May 1, 2019, with assets allocated to this Sub-Account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-Account provided the allocation to that Sub-Account is greater than $0. Once the allocation to this Sub-Account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation.
Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation.
Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 1
This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019
Contracts issued prior to May 1, 2019, with assets allocated to this Sub-Account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-Account provided the allocation to that Sub-Account is greater than $0. Once the allocation to this Sub-Account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks income and capital appreciation.
Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks income and capital appreciation.
Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 1
This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019
Contracts issued prior to May 1, 2019, with assets allocated to this Sub-Account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-Account provided the allocation to that Sub-Account is greater than $0. Once the allocation to this Sub-Account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks to preserve capital and provide moderate income and moderate capital appreciation.
Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks to preserve capital and provide moderate income and moderate capital appreciation.

Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 1
This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019
Contracts issued prior to May 1, 2019, with assets allocated to this Sub-Account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-Account provided the allocation to that Sub-Account is greater than $0. Once the allocation to this Sub-Account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation.
Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation.
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 1
This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019
Contracts issued prior to May 1, 2019, with assets allocated to this Sub-Account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-Account provided the allocation to that Sub-Account is greater than $0. Once the allocation to this Sub-Account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 1
This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019
Contracts issued prior to May 1, 2019, with assets allocated to this Sub-Account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-Account provided the allocation to that Sub-Account is greater than $0. Once the allocation to this Sub-Account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 1
This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019
Contracts issued prior to May 1, 2019, with assets allocated to this Sub-Account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-Account provided the allocation to that Sub-Account is greater than $0. Once the allocation to this Sub-Account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.

Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.
Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 1
This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019
Contracts issued prior to May 1, 2019, with assets allocated to this Sub-Account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-Account provided the allocation to that Sub-Account is greater than $0. Once the allocation to this Sub-Account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Capital Appreciation.
Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Capital Appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - All Asset Portfolio: Institutional Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks total return which exceeds that of its benchmark.

PIMCO Variable Insurance Trust - Global Managed Allocation Portfolio: Administrative Class (formerly, PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class)
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index.
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio's primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective.
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - PIMCO Global Diversified Allocation Portfolio: Administrative Class
This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks to maximize risk-adjusted total return relative to a blend of 60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index.
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	The portfolio seeks current income and total return.
Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Reasonable income and capital growth.
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.
Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.
Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	A high level of current income.
ProFunds - ProFund Access VP High Yield Fund
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.
Designation: EC: 2:55 PM EST
ProFunds - ProFund VP Asia 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30 Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Banks
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. BanksSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Basic Materials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Basic MaterialsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Bear
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST

ProFunds - ProFund VP Biotechnology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. BiotechnologySM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Bull
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Consumer Goods
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer GoodsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Consumer Services
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer ServicesSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P/BNY Mellon Emerging 50 ADR Index (USD).
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Europe 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Falling U.S. Dollar
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the basket of non-U.S. currencies included in the ICE® U.S. Dollar Index®.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Financials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. FinancialsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Government Money Market
This Sub-Account is no longer available to receive transfers or new purchase payments effective July 3, 2019
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks a high level of current income consistent with liquidity and preservation of capital.
Designation: EC: 3:55 PM EST

ProFunds - ProFund VP Health Care
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Health CareSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Industrials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. IndustrialsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the MSCI EAFE Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Internet
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones InternetSM Composite Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Japan
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Nikkei 225 Stock Average.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Large-Cap Growth
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Growth Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Large-Cap Value
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Value Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Mid-Cap
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Mid-Cap Growth
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Growth Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Mid-Cap Value
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Value Index.
Designation: EC: 3:55 PM EST

ProFunds - ProFund VP NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the NASDAQ-100® Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Oil & Gas
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Oil & GasSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Pharmaceuticals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Select Pharmaceuticals Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Precious Metals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Precious MetalsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Real Estate
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Real EstateSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Rising Rates Opportunity
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily price movement of the most recently issued 30-Year U.S. Treasury Bond. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Semiconductor
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. SemiconductorsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Short Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P/BNY Mellon Emerging 50 ADR Index (USD). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Short International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI EAFE Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST

ProFunds - ProFund VP Short Mid-Cap
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Short NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Nasdaq-100® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Short Small-Cap
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Small-Cap
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Small-Cap Growth
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Growth Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Small-Cap Value
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Value Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Technology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. TechnologySM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Telecommunications
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Select Telecommunications Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP U.S. Government Plus
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to one and one -quarter times (1.25x) the daily price movement of the most recently issued 30-Year U.S. Treasury Bond. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST

ProFunds - ProFund VP UltraBull
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P 500® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP UltraMid-Cap
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P MidCap 400® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP UltraNASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Nasdaq-100® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP UltraShort NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nasdaq-100® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP UltraSmall-Cap
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 2000® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Utilities
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. UtilitiesSM Index.
Designation: EC: 3:55 PM EST
Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.
Putnam Variable Trust - Putnam VT High Yield Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.
Putnam Variable Trust - Putnam VT Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.

Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital growth. Current income is a secondary objective.
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (formerly, Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB)
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	High current income with preservation of capital as its secondary objective.
Putnam Variable Trust - Putnam VT Multi-Asset Absolute Return Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks positive total return.
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Long-term capital appreciation.
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Investment Advisor:	Royce & Associates, LP
Investment Objective:	Long-term capital growth.
Designation: FF
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class
Investment Advisor:	Royce & Associates, LP
Investment Objective:	Long-term capital growth.
Russell Investment Funds - Balanced Strategy Fund
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Russell Investment Management, LLC
Investment Objective:	The Fund seeks to provide above average long term capital appreciation and a moderate level of current income.
Russell Investment Funds - Equity Growth Strategy Fund
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Russell Investment Management, LLC
Investment Objective:	The Fund seeks to provide high long term capital appreciation.
Russell Investment Funds - Global Real Estate Securities Fund
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Russell Investment Management, LLC
Investment Objective:	The Fund seeks to provide current income and long term capital growth.
Russell Investment Funds - International Developed Markets Fund
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Russell Investment Management, LLC
Investment Objective:	The Fund seeks to provide long term capital growth.

Russell Investment Funds - Moderate Strategy Fund
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Russell Investment Management, LLC
Investment Objective:	The Fund seeks to provide current income and moderate long term capital appreciation.
Russell Investment Funds - Strategic Bond Fund
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Russell Investment Management, LLC
Investment Objective:	The Fund seeks to provide total return.
Russell Investment Funds - U.S. Small Cap Equity Fund
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Russell Investment Management, LLC
Investment Objective:	The Fund seeks to provide long term capital growth.
Russell Investment Funds - U.S. Strategic Equity Fund
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Russell Investment Management, LLC
Investment Objective:	The Fund seeks to provide long term capital growth.
Rydex Variable Trust - Banking Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Basic Materials Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Biotechnology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Commodities Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate to the performance of the Goldman Sachs Commodity Total Return Index ("GSCI® Index").
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Consumer Products Fund
This Sub-Account is only available in contracts issued before May 1, 2021
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.
Designation: EC: 3:50 PM EST

Rydex Variable Trust - Dow 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Electronics Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Energy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Energy Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Europe 1.25x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the Dow Jones STOXX 50 Index.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Financial Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the financial services sector.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond with 120% of the daily price movement of the Long Treasury Bond.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Health Care Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the health care industry.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - High Yield Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.
Designation: EC: 3:45 PM EST

Rydex Variable Trust - Internet Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that provide products or services designed for or related to the Internet.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Inverse Dow 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the Long Treasury Bond.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the S&P Mid Cap 400® Index.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the NASDAQ 100 Index®.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the Russell 2000 Index®.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Inverse S&P 500 Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that will inversely correlate to the daily performance of the S&P 500® Index.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Japan 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correlate to the daily performance of the Nikkei 225 Stock Average.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Leisure Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in leisure and entertainment businesses.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400® Index.
Designation: EC: 3:55 PM EST

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the NASDAQ 100 Index®.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - NASDAQ-100® Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the NASDAQ 100 Index®.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Nova Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 150% of the daily performance of the S&P 500® Index.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Precious Metals Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Real Estate Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Retailing Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the Russell 2000 Index®.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Russell 2000® 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correlate to 200% of the performance of the Russell 2000® Index on a daily basis.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - S&P 500 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the S&P 500® Index.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - S&P 500 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Growth Index.
Designation: EC: 3:50 PM EST

Rydex Variable Trust - S&P 500 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Value Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Growth Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Value Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Growth Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Value Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Technology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Telecommunications Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Transportation Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.
Designation: EC: 3:50 PM EST

Rydex Variable Trust - U.S. Government Money Market Fund
This Sub-Account is no longer available to receive transfers or new purchase payments effective January 3, 2012
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide security of principal, high current income, and liquidity.
Rydex Variable Trust - Utilities Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that operate public utilities.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Designation: EC: 3:55 PM EST
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks to provide long-term capital growth. Income is a secondary objective.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks a high level of income consistent with moderate fluctuations in principal value.
The Merger Fund VL - The Merger Fund VL
Investment Advisor:	Westchester Capital Management, LLC
Investment Objective:	Seeks to achieve capital growth by engaging in merger arbitrage.
The Timothy Plan - Conservative Growth Portfolio Variable Series
Investment Advisor:	Timothy Partners, Ltd.
Investment Objective:	The investment objective of the Portfolio is to generate moderate levels of long-term capital growth.
The Timothy Plan - Strategic Growth Portfolio Variable Series
Investment Advisor:	Timothy Partners, Ltd.
Investment Objective:	The investment objective of the Portfolio is to generate medium to high levels of long-term capital growth.
Third Avenue Variable Series Trust - Third Avenue Value Portfolio (formerly, Third Avenue Variable Series Trust - FFI Strategies Portfolio)
Investment Advisor:	Third Avenue Management LLC
Investment Objective:	Long-term capital appreciation.
Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I
Investment Advisor:	Redwood Investment Management, LLC
Investment Objective:	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.

Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class N
This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019
Contracts issued prior to May 1,2019, with assets allocated to this Sub-Account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-Account provided the allocation to that Sub-Account is greater than $0. Once the allocation to this Sub-Account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	Redwood Investment Management, LLC
Investment Objective:	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks high total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.
VanEck VIP Trust - Emerging Markets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
VanEck VIP Trust - Global Resources Fund: Initial Class (formerly, VanEck VIP Trust - Global Hard Assets Fund: Initial Class)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.
Vanguard Variable Insurance Fund - Balanced Portfolio
Investment Advisor:	Wellington Management Company, LLP
Investment Objective:	Seeks to provide long-term capital appreciation and reasonable current income.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Capital Growth Portfolio
Investment Advisor:	PRIMECAP Management Company
Investment Objective:	Seeks to provide long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Diversified Value Portfolio
Investment Advisor:	Barrow, Hanley, Mewhinney & Strauss, LLC
Investment Objective:	Seeks to provide long-term capital appreciation and income.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Equity Income Portfolio
Investment Advisor:	Wellington Management Company, LLP; Vanguard Quantitative Equity Group
Investment Objective:	Seeks to provide an above average level of current income and reasonable long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Equity Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.
Designation: LCFF, EC: 2:30 PM EST

Vanguard Variable Insurance Fund - Global Bond Index Portfolio
Investment Advisor:	Vanguard Fixed Income Group
Investment Objective:	Seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Growth Portfolio
Investment Advisor:	Jackson Square Partners, LLC; Wellington Management Company LLP
Investment Objective:	Seeks to provide long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - High Yield Bond Portfolio
Investment Advisor:	Wellington Management Company, LLP
Investment Objective:	Seeks to provide a high level of current income.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - International Portfolio
Investment Advisor:	Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.
Investment Objective:	Seeks to provide long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Real Estate Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that easures the performance of publicly traded equity REITs and other real estate-related investments.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
Investment Advisor:	Vanguard Fixed Income Group
Investment Objective:	Seeks to provide current income while maintaining limited price volatility.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Small Company Growth Portfolio
This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019
Contracts issued prior to May 1, 2019, with assets allocated to this Sub-Account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-Account provided the allocation to that Sub-Account is greater than $0. Once the allocation to this Sub-Account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	ArrowMark Partners; Vanguard Quantitative Equity Group
Investment Objective:	Seeks to provide long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
Investment Advisor:	Vanguard Fixed Income Group
Investment Objective:	Seeks to track the performance of a broad, market-weighted bond index.
Designation: LCFF, EC: 2:30 PM EST

Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Vanguard Conservative Allocation Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	Seeks to provide current income and low to moderate capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Vanguard Moderate Allocation Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	Seeks to provide capital appreciation and a low to moderate level of current income.
Designation: LCFF, EC: 2:30 PM EST
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Newfleet Asset Management, LLC
Investment Objective:	Long-term total return.
Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Sustainable Growth Advisers, LP
Investment Objective:	High total return consistent with reasonable risk.
Wells Fargo Variable Trust - VT Discovery Fund: Class 2
This Sub-Account is only available in contracts issued before May 1, 2021
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.

APPENDIX B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.00%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2020 (the maximum Variable Account charge of 0.30%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2020; therefore, no Condensed Financial Information is available:
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
Jefferson National Life Insurance Company
Jefferson National Life Annuity Account G - Monument Advisor
CONDENSED FINANCIAL INFORMATION
The tables below provide per unit information about the financial history of each Sub-account.
The inception of the funds is May 4, 2005 unless otherwise noted.
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB VARIABLE PRODUCTS SERIES FUND, INC.:
AB Dynamic Asset Allocation Portfolio (inception November 16, 2012)
Beginning AUV	$15.207	$13.196	$14.242	$12.458	$12.052	$12.211	$11.718	$10.469	$10.190	N/A
Ending AUV	$15.946	$15.207	$13.196	$14.242	$12.458	$12.052	$12.211	$11.718	$10.469	N/A
Ending number of AUs (000s)	19	19	22	42	38	120	86	33	0	N/A
Global Thematic Growth Portfolio (inception November 19, 2010)
Beginning AUV	$18.921	$14.579	$16.196	$11.883	$11.988	$11.679	$11.143	$9.065	$8.005	$10.451
Ending AUV	$26.316	$18.921	$14.579	$16.196	$11.883	$11.988	$11.679	$11.143	$9.065	$8.005
Ending number of AUs (000s)	161	62	40	99	25	33	21	32	32	8
Growth and Income Portfolio (inception May 1, 2006)
Beginning AUV	$27.680	$22.338	$23.665	$19.899	$17.879	$17.580	$16.048	$11.891	$10.118	$9.517
Ending AUV	$28.433	$27.680	$22.338	$23.665	$19.899	$17.879	$17.580	$16.048	$11.891	$10.118
Ending number of AUs (000s)	475	546	487	518	511	444	421	331	173	80
International Growth Portfolio (inception May 1, 2008)
Beginning AUV	$11.528	$9.060	$10.996	$8.167	$8.788	$8.984	$9.113	$8.041	$6.978	$8.312
Ending AUV	$14.940	$11.528	$9.060	$10.996	$8.167	$8.788	$8.984	$9.113	$8.041	$6.978
Ending number of AUs (000s)	53	52	69	329	159	148	168	150	86	77
International Value Portfolio (inception May 1, 2008)
Beginning AUV	$8.197	$7.018	$9.112	$7.284	$7.343	$7.171	$7.666	$6.246	$5.470	$6.789
Ending AUV	$8.378	$8.197	$7.018	$9.112	$7.284	$7.343	$7.171	$7.666	$6.246	$5.470
Ending number of AUs (000s)	254	208	309	247	227	197	183	261	77	60
Small Cap Growth Portfolio (inception May 1, 2006)
Beginning AUV	$38.116	$28.025	$28.339	$21.183	$19.944	$20.254	$20.684	$18.975	$12.405	$11.904
Ending AUV	$58.562	$38.116	$28.025	$28.339	$21.183	$19.944	$20.254	$20.684	$18.975	$12.405
Ending number of AUs (000s)	20	21	22	30	41	52	64	82	112	117
Small Mid Cap Value Portfolio (inception May 1, 2006)
Beginning AUV	$27.126	$22.624	$26.709	$23.668	$18.966	$20.111	$18.459	$13.412	$11.321	$12.389
Ending AUV	$27.955	$27.126	$22.624	$26.709	$23.668	$18.966	$20.111	$18.459	$13.412	$11.321
Ending number of AUs (000s)	404	466	415	386	437	297	336	285	266	265

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ADVISORS PREFERRED TRUST:
Gold Bullion Strategy Portfolio (inception November 15, 2013)
Beginning AUV	$10.568	$8.960	$9.369	$8.421	$7.881	$8.993	$9.316	$10.000	N/A	N/A
Ending AUV	$12.649	$10.568	$8.960	$9.369	$8.421	$7.881	$8.993	$9.316	N/A	N/A
Ending number of AUs (000s)	1,716	1,201	598	507	650	274	152	41	N/A	N/A
THE ALGER PORTFOLIOS:
Capital Appreciation Portfolio
Beginning AUV	$61.456	$46.006	$46.052	$35.132	$34.957	$32.919	$28.938	$21.406	$18.094	$18.149
Ending AUV	$87.115	$61.456	$46.006	$46.052	$35.132	$34.957	$32.919	$28.938	$21.406	$18.094
Ending number of AUs (000s)	297	346	364	374	354	486	409	396	260	222
Large Cap Growth Portfolio
Beginning AUV	$37.184	$29.180	$28.549	$22.224	$22.409	$22.031	$19.850	$14.695	$13.376	$13.422
Ending AUV	$62.108	$37.184	$29.180	$28.549	$22.224	$22.409	$22.031	$19.850	$14.695	$13.376
Ending number of AUs (000s)	310	112	162	77	89	101	161	169	106	75
Mid Cap Growth Portfolio
Beginning AUV	$31.610	$24.268	$26.220	$20.201	$20.007	$20.325	$18.817	$13.852	$11.920	$12.996
Ending AUV	$52.039	$31.610	$24.268	$26.220	$20.201	$20.007	$20.325	$18.817	$13.852	$11.920
Ending number of AUs (000s)	213	87	65	63	56	38	66	70	35	44
Small Cap Growth Portfolio
Beginning AUV	$44.386	$34.318	$33.832	$26.281	$24.738	$25.587	$25.475	$14.232	$16.897	$17.421
Ending AUV	$74.191	$44.386	$34.318	$33.832	$26.281	$24.738	$25.587	$25.475	$14.232	$16.867
Ending number of AUs (000s)	0	5	6	6	6	6	12	13	14	14
ALPS VARIABLE INSURANCE TRUST:
ALPS Alerian Energy Infrastructure Portfolio II (inception May 1, 2013)
Beginning AUV	$10.146	$8.426	$10.398	$10.486	$7.447	$11.997	$10.720	$9.850	N/A	N/A
Ending AUV	$7.597	$10.146	$8.426	$10.398	$10.486	$7.447	$11.997	$10.720	N/A	N/A
Ending number of AUs (000s)	884	1,268	905	1,229	1,124	871	594	311	N/A	N/A
ALPS Red Rocks Global Opportunity Portfolio (inception May 1, 2015)
Beginning AUV	$15.265	$10.916	$12.480	$9.987	$9.250	$9.250	N/A	N/A	N/A	N/A
Ending AUV	$16.677	$15.265	$10.916	$12.480	$9.987	$9.250	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	64	82	66	69	49	26	N/A	N/A	N/A	N/A
Morningstar Aggressive Growth ETF Asset Allocation Portfolio II (inception May 1, 2008)
Beginning AUV	$18.624	$15.245	$16.813	$14.035	$12.620	$12.988	$12.432	$10.525	$9.217	$9.706
Ending AUV	$20.479	$18.624	$15.245	$16.813	$14.035	$12.620	$12.988	$12.432	$10.525	$9.217
Ending number of AUs (000s)	321	274	174	149	86	45	30	45	4	1
Morningstar Balanced ETF Asset Allocation Portfolio II (inception May 1, 2008)
Beginning AUV	$17.305	$14.885	$15.874	$14.007	$12.913	$13.206	$12.636	$11.296	$10.194	$10.285
Ending AUV	$18.884	$17.305	$14.885	$15.874	$14.007	$12.913	$13.206	$12.636	$11.296	$10.194
Ending number of AUs (000s)	815	732	765	730	714	652	398	281	235	247
Morningstar Conservative ETF Asset Allocation Portfolio II (inception May 1, 2008)
Beginning AUV	$14.431	$13.176	$13.496	$12.707	$12.148	$12.297	$11.966	$11.666	$11.089	$10.751
Ending AUV	$15.368	$14.431	$13.176	$13.496	$12.707	$12.148	$12.297	$11.966	$11.666	$11.089
Ending number of AUs (000s)	372	281	341	313	292	178	360	344	303	148
Morningstar Growth ETF Asset Allocation Portfolio II (inception May 1, 2008)
Beginning AUV	$18.263	$15.249	$16.582	$14.137	$12.887	$13.219	$12.641	$10.847	$9.606	$9.973
Ending AUV	$20.090	$18.263	$15.249	$16.582	$14.137	$12.887	$13.219	$12.641	$10.847	$9.606
Ending number of AUs (000s)	361	507	533	606	465	391	281	175	151	161

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Morningstar Income and Growth ETF Asset Allocation Portfolio II (inception May 1, 2008)
Beginning AUV	$15.820	$14.012	$14.634	$13.311	$12.513	$12.727	$12.320	$11.478	$10.641	$10.527
Ending AUV	$17.153	$15.820	$14.012	$14.634	$13.311	$12.513	$12.727	$12.320	$11.478	$10.641
Ending number of AUs (000s)	257	282	281	290	221	150	182	153	146	61
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Balanced Fund
Beginning AUV	$26.168	$21.833	$22.703	$19.930	$18.628	$19.120	$17.405	$14.822	$13.257	$12.586
Ending AUV	$29.446	$26.168	$21.833	$22.703	$19.930	$18.628	$19.120	$17.405	$14.822	$13.257
Ending number of AUs (000s)	447	437	470	485	369	262	122	129	133	70
VP Disciplined Core Value Fund
Beginning AUV	$29.940	$24.155	$25.936	$21.526	$18.969	$20.099	$17.865	$13.153	$11.463	$11.117
Ending AUV	$33.475	$29.940	$24.155	$25.936	$21.526	$18.969	$20.099	$17.865	$13.153	$11.463
Ending number of AUs (000s)	490	340	359	392	409	333	326	234	340	67
VP Inflation Protection Fund
Beginning AUV	$16.192	$14.869	$15.300	$14.758	$14.138	$14.495	$14.032	$15.332	$14.278	$12.777
Ending AUV	$17.739	$16.192	$14.869	$15.300	$14.758	$14.138	$14.495	$14.032	$15.332	$14.278
Ending number of AUs (000s)	854	809	729	550	544	342	223	199	428	409
VP International Fund
Beginning AUV	$24.124	$18.785	$22.157	$16.887	$17.870	$17.735	$18.769	$15.333	$12.655	$14.387
Ending AUV	$30.367	$24.124	$18.785	$22.157	$16.887	$17.870	$17.735	$18.769	$15.333	$12.655
Ending number of AUs (000s)	176	198	149	115	114	151	121	94	116	88
VP Large Company Value Fund (inception May 1, 2007)
Beginning AUV	$19.881	$15.596	$16.960	$15.269	$13.249	$13.786	$12.214	$9.300	$7.990	$7.901
Ending AUV	$20.402	$19.881	$15.596	$16.960	$15.269	$13.249	$13.786	$12.214	$9.300	$7.990
Ending number of AUs (000s)	144	133	116	136	320	324	124	78	63	47
VP Mid Cap Value Fund (inception November 20, 2009)
Beginning AUV	$33.370	$25.838	$29.643	$26.540	$21.602	$21.916	$18.825	$14.468	$12.437	$12.524
Ending AUV	$33.774	$33.370	$25.838	$29.643	$26.540	$21.602	$21.916	$18.825	$14.468	$12.437
Ending number of AUs (000s)	201	236	254	281	376	424	688	474	364	125
VP Ultra Fund (inception May 1, 2007)
Beginning AUV	$36.731	$27.293	$27.088	$20.486	$19.614	$18.457	$16.780	$12.241	$10.745	$10.632
Ending AUV	$55.043	$36.731	$27.293	$27.088	$20.486	$19.614	$18.457	$16.780	$12.241	$10.745
Ending number of AUs (000s)	437	213	134	207	133	91	36	97	55	116
VP Value Fund
Beginning AUV	$30.291	$23.845	$26.246	$24.135	$20.033	$20.842	$18.431	$13.992	$12.212	$12.090
Ending AUV	$30.587	$30.291	$23.845	$26.246	$24.135	$20.033	$20.842	$18.431	$13.992	$12.212
Ending number of AUs (000s)	293	407	397	458	524	368	415	266	187	195
AMERICAN FUNDS INSURANCE SERIES:
American High-Income Trust Fund (inception November 15, 2013)
Beginning AUV	$12.840	$11.436	$11.746	$11.016	$9.392	$10.145	$10.109	$10.009	N/A	N/A
Ending AUV	$13.833	$12.840	$11.436	$11.746	$11.016	$9.392	$10.145	$10.109	N/A	N/A
Ending number of AUs (000s)	1,043	1,272	189	911	700	63	29	9	N/A	N/A
Asset Allocation Fund (inception November 15, 2013)
Beginning AUV	$15.855	$13.111	$13.777	$11.886	$10.888	$10.766	$10.237	$10.036	N/A	N/A
Ending AUV	$17.783	$15.855	$13.111	$13.777	$11.886	$10.888	$10.766	$10.237	N/A	N/A
Ending number of AUs (000s)	2,630	2,554	2,245	1,727	1,259	1,101	345	14	N/A	N/A
Capital Income Builder Fund (inception May 1, 2018)
Beginning AUV	$11.249	$9.564	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.712	$11.249	$9.564	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	590	393	138	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Capital World Bond Fund (inception November 15, 2013)
Beginning AUV	$11.180	$10.397	$10.567	$9.910	$9.676	$10.107	$9.992	$10.008	N/A	N/A
Ending AUV	$12.256	$11.180	$10.397	$10.567	$9.910	$9.676	$10.107	$9.992	N/A	N/A
Ending number of AUs (000s)	397	270	236	195	159	118	53	1	N/A	N/A
Capital World Growth and Income Fund (inception May 1, 2018)
Beginning AUV	$11.631	$8.897	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.625	$11.631	$8.897	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	508	424	101	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Global Growth Fund (inception May 1, 2018)
Beginning AUV	$11.929	$8.844	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$15.527	$11.929	$8.844	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	966	318	74	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Global Small Cap Fund (inception May 1, 2018)
Beginning AUV	$11.494	$8.758	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$14.872	$11.494	$8.758	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	418	191	145	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Growth Fund (inception November 15, 2013)
Beginning AUV	$21.777	$16.695	$16.779	$13.111	$12.004	$11.263	$10.405	$10.057	N/A	N/A
Ending AUV	$33.038	$21.777	$16.695	$16.779	$13.111	$12.004	$11.263	$10.405	N/A	N/A
Ending number of AUs (000s)	2,422	2,270	2,076	1,909	1,044	664	203	10	N/A	N/A
Growth-Income Fund (inception November 15, 2013)
Beginning AUV	$19.506	$15.499	$15.825	$12.963	$11.652	$11.512	$10.433	$10.043	N/A	N/A
Ending AUV	$22.090	$19.506	$15.499	$15.825	$12.963	$11.652	$11.512	$10.433	N/A	N/A
Ending number of AUs (000s)	1,520	1,725	1,490	1,373	896	644	214	10	N/A	N/A
International Fund (inception November 15, 2013)
Beginning AUV	$14.089	$11.485	$13.264	$10.056	$9.743	$10.229	$10.531	$10.079	N/A	N/A
Ending AUV	$16.013	$14.089	$11.485	$13.264	$10.056	$9.743	$10.229	$10.531	N/A	N/A
Ending number of AUs (000s)	2,132	2,115	1,891	1,691	1,127	719	283	17	N/A	N/A
International Growth and Income Fund (inception May 1, 2018)
Beginning AUV	$10.727	$8.759	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.342	$10.727	$8.759	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	743	499	236	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Managed Risk Asset Allocation Fund (inception November 15, 2013)
Beginning AUV	$14.385	$12.192	$12.820	$11.167	$10.409	$10.522	$10.225	$10.034	N/A	N/A
Ending AUV	$15.231	$14.385	$12.192	$12.820	$11.167	$10.409	$10.522	$10.225	N/A	N/A
Ending number of AUs (000s)	396	338	348	243	162	102	79	15	N/A	N/A
Managed Risk Growth Fund (inception November 15, 2013)
Beginning AUV	$16.656	$13.682	$13.733	$10.900	$10.632	$10.558	$10.374	$10.054	N/A	N/A
Ending AUV	$21.991	$16.656	$13.682	$13.733	$10.900	$10.632	$10.558	$10.374	N/A	N/A
Ending number of AUs (000s)	7	18	18	18	18	28	20	1	N/A	N/A
Managed Risk Growth-Income Fund (inception November 15, 2013)
Beginning AUV	$15.581	$13.110	$13.374	$11.108	$10.472	$10.867	$10.407	$10.045	N/A	N/A
Ending AUV	$17.073	$15.581	$13.110	$13.374	$11.108	$10.472	$10.867	$10.407	N/A	N/A
Ending number of AUs (000s)	3	3	3	3	3	22	41	4	N/A	N/A
Managed Risk International Fund (inception November 15, 2013)
Beginning AUV	$12.126	$10.308	$11.517	$8.949	$9.231	$9.875	$10.470	$10.058	N/A	N/A
Ending AUV	$12.465	$12.126	$10.308	$11.517	$8.949	$9.231	$9.875	$10.470	N/A	N/A
Ending number of AUs (000s)	3	4	4	4	4	6	10	0	N/A	N/A
Managed Risk Washington Mutual Investors Fund (inception November 15, 2013)
Beginning AUV	$14.272	$12.532	$13.530	$11.762	$10.373	$11.205	$10.365	$10.028	N/A	N/A
Ending AUV	$14.094	$14.272	$12.532	$13.530	$11.762	$10.373	$11.205	$10.365	N/A	N/A
Ending number of AUs (000s)	163	165	203	223	114	32	59	2	N/A	N/A

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortgage Fund (inception November 15, 2013)
Beginning AUV	$11.406	$10.883	$10.876	$10.771	$10.559	$10.390	$9.897	$10.010	N/A	N/A
Ending AUV	$12.134	$11.406	$10.883	$10.876	$10.771	$10.559	$10.390	$9.897	N/A	N/A
Ending number of AUs (000s)	989	722	841	291	251	583	39	0	N/A	N/A
New World Fund (inception July 31, 2015)
Beginning AUV	$14.246	$11.060	$12.897	$9.993	$9.514	$10.050	N/A	N/A	N/A	N/A
Ending AUV	$17.565	$14.246	$11.060	$12.897	$9.993	$9.514	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	3,445	2,480	2,217	1,214	530	125	N/A	N/A	N/A	N/A
The Bond Fund of America (inception November 15, 2013)
Beginning AUV	$11.970	$10.973	$11.071	$10.719	$10.426	$10.434	$9.924	$10.000	N/A	N/A
Ending AUV	$13.092	$11.970	$10.973	$11.071	$10.719	$10.426	$10.434	$9.924	N/A	N/A
Ending number of AUs (000s)	2,112	1,297	743	537	293	670	572	7	N/A	N/A
U.S. Government Securities Fund (inception May 1, 2018)
Beginning AUV	$10.811	$10.282	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.836	$10.811	$10.282	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	1,930	766	555	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Washington Mutual Investors Fund (inception November 15, 2013)
Beginning AUV	$17.647	$14.580	$16.008	$13.717	$11.576	$11.960	$10.388	$10.023	N/A	N/A
Ending AUV	$19.142	$17.647	$14.580	$16.008	$13.717	$11.576	$11.960	$10.388	N/A	N/A
Ending number of AUs (000s)	1,312	1,247	1,278	933	754	220	169	10	N/A	N/A
AMUNDI PIONEER ASSET MANAGEMENT TRUST:
Bond Portfolio (inception (inception November 9, 2007)
Beginning AUV	$18.211	$16.725	$16.893	$16.299	$15.684	$15.673	$14.815	$14.694	$13.553	$12.862
Ending AUV	$19.745	$18.211	$16.725	$16.893	$16.299	$15.684	$15.673	$14.815	$14.694	$13.553
Ending number of AUs (000s)	1,133	1,375	1,126	860	767	814	756	319	312	316
Equity Income Portfolio
Beginning AUV	$32.688	$26.102	$28.612	$24.842	$20.783	$20.737	$18.390	$14.274	$12.980	$12.272
Ending AUV	$32.602	$32.688	$26.102	$28.612	$24.842	$20.783	$20.737	$18.390	$14.274	$12.980
Ending number of AUs (000s)	229	303	321	399	299	244	332	221	211	372
Fund Portfolio
Beginning AUV	$33.404	$25.493	$25.944	$21.379	$19.503	$19.576	$17.672	$13.288	$12.086	$12.662
Ending AUV	$41.407	$33.404	$25.493	$25.944	$21.379	$19.503	$19.576	$17.672	$13.288	$12.086
Ending number of AUs (000s)	126	69	43	39	48	18	50	49	46	30
High Yield Portfolio
Beginning AUV	$23.623	$20.671	$21.519	$20.110	$17.679	$18.461	$18.515	$16.560	$14.312	$14.610
Ending AUV	$24.091	$23.623	$20.671	$21.519	$20.110	$17.679	$18.461	$18.515	$16.560	$14.312
Ending number of AUs (000s)	82	187	50	134	151	125	147	237	187	158
Mid Cap Value Portfolio
Beginning AUV	$25.592	$19.980	$24.819	$21.989	$18.919	$20.202	$17.598	$13.256	$11.961	$12.703
Ending AUV	$26.071	$25.592	$19.980	$24.819	$21.989	$18.919	$20.202	$17.598	$13.256	$11.961
Ending number of AUs (000s)	52	75	54	52	63	60	141	41	65	165
Strategic Income Portfolio (inception November 1, 2006)
Beginning AUV	$19.187	$17.520	$17.866	$17.057	$15.894	$16.139	$15.562	$15.420	$13.870	$13.657
Ending AUV	$20.602	$19.187	$17.520	$17.866	$17.057	$15.894	$16.139	$15.562	$15.420	$13.870
Ending number of AUs (000s)	844	772	703	769	759	948	823	825	742	417
BLACKROCK VARIABLE SERIES TRUST FUNDS:
Advantage Large Cap Core V.I. Fund (inception November 18, 2011)
Beginning AUV	$28.404	$22.095	$23.383	$19.172	$17.388	$17.347	$15.478	$11.620	$10.338	$9.991
Ending AUV	$33.942	$28.404	$22.095	$23.383	$19.172	$17.388	$17.347	$15.478	$11.620	$10.338
Ending number of AUs (000s)	159	188	163	60	42	44	42	12	4	—

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Advantage Large Cap Value V.I. Fund (inception November 18, 2011)
Beginning AUV	$26.019	$20.882	$22.812	$19.521	$17.249	$17.620	$15.773	$11.845	$10.459	$10.033
Ending AUV	$26.910	$26.019	$20.882	$22.812	$19.521	$17.249	$17.620	$15.773	$11.845	$10.459
Ending number of AUs (000s)	148	125	107	82	34	33	33	20	5	—
Capital Appreciation V.I. Fund (inception November 18, 2011)
Beginning AUV	$31.436	$23.897	$23.399	$17.600	$17.624	$16.531	$15.228	$11.416	$10.052	$9.949
Ending AUV	$44.487	$31.436	$23.897	$23.399	$17.600	$17.624	$16.531	$15.228	$11.416	$10.052
Ending number of AUs (000s)	0	1	1	1	3	7	11	13	6	0
Equity Dividend V.I. Fund (inception November 18, 2011)
Beginning AUV	$25.062	$19.663	$21.238	$18.231	$15.709	$15.838	$14.522	$11.700	$10.456	$10.013
Ending AUV	$25.957	$25.062	$19.663	$21.238	$18.231	$15.709	$15.838	$14.522	$11.700	$10.456
Ending number of AUs (000s)	606	474	406	341	275	258	286	282	240	43
Global Allocation V.I. Fund (inception November 18, 2011)
Beginning AUV	$16.300	$13.842	$14.977	$13.172	$12.689	$12.817	$12.574	$10.990	$9.994	$9.986
Ending AUV	$19.675	$16.300	$13.842	$14.977	$13.172	$12.689	$12.817	$12.574	$10.990	$9.994
Ending number of AUs (000s)	1,075	1,090	1,249	1,306	1,396	1,242	1,298	736	247	21
High Yield V.I. Fund (inception February 3, 2012)
Beginning AUV	$16.096	$14.013	$14.430	$13.478	$11.948	$12.423	$12.119	$11.113	$10.042	N/A
Ending AUV	$17.229	$16.096	$14.013	$14.430	$13.478	$11.948	$12.423	$12.119	$11.113	N/A
Ending number of AUs (000s)	3,140	2,682	761	1,482	1,925	854	1,226	1,412	1,341	N/A
Large Cap Focus Growth V.I. Fund (inception November 18, 2011)
Beginning AUV	$34.838	$26.326	$25.618	$19.824	$18.433	$17.981	$15.779	$11.812	$10.288	$9.972
Ending AUV	$49.968	$34.838	$26.326	$25.618	$19.824	$18.433	$17.981	$15.779	$11.812	$10.288
Ending number of AUs (000s)	455	309	187	152	44	53	54	28	16	—
Total Return V.I. Fund (inception November 18, 2011)
Beginning AUV	$12.618	$11.561	$11.645	$11.283	$11.013	$11.021	$10.369	$10.507	$10.000	$9.983
Ending AUV	$13.697	$12.618	$11.561	$11.645	$11.283	$11.013	$11.021	$10.369	$10.507	$10.000
Ending number of AUs (000s)	1,475	1,133	1,167	1,107	885	718	664	266	33	—
U.S. Government Bond V.I. Fund (inception February 3, 2012)
Beginning AUV	$11.217	$10.568	$10.569	$10.444	$10.343	$10.334	$9.789	$10.119	$9.963	N/A
Ending AUV	$11.894	$11.217	$10.568	$10.569	$10.444	$10.343	$10.334	$9.789	$10.119	N/A
Ending number of AUs (000s)	408	163	263	111	200	131	59	11	3	N/A
THE BNY MELLON INVESTMENT PORTFOLIOS:
Small Cap Stock Index Portfolio
Beginning AUV	$37.494	$30.679	$33.704	$29.985	$23.849	$24.418	$23.228	$16.508	$14.263	$14.183
Ending AUV	$41.482	$37.494	$30.679	$33.704	$29.985	$23.849	$24.418	$23.228	$16.508	$14.263
Ending number of AUs (000s)	923	989	1,037	932	838	557	622	438	165	126
BNY MELLON SUSTAINABLE U.S. EQUITY FUND
Beginning AUV	$35.329	$26.295	$27.506	$23.849	$21.608	$22.321	$19.674	$14.645	$13.078	$12.962
Ending AUV	$43.859	$35.329	$26.295	$27.506	$23.849	$21.608	$22.321	$19.674	$14.645	$13.078
Ending number of AUs (000s)	158	64	34	35	36	46	44	41	12	21
BNY MELLON STOCK INDEX FUND
Beginning AUV	$36.546	$27.859	$29.213	$24.036	$21.517	$21.281	$18.762	$14.211	$12.279	$ 12.052
Ending AUV	$43.127	$36.546	$27.859	$29.213	$24.036	$21.517	$21.281	$18.762	$14.211	$ 12.279
Ending number of AUs (000s)	487	704	775	1,058	1,109	1,245	1,557	590	736	600

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
CALVERT VARIABLE PRODUCTS:
SRI Balanced Fund (inception May 1, 2014)
Beginning AUV	$15.125	$12.170	$12.502	$11.235	$10.460	$10.730	$10.019	N/A	N/A	N/A
Ending AUV	$17.357	$15.125	$12.170	$12.502	$11.235	$10.460	$10.730	N/A	N/A	N/A
Ending number of AUs (000s)	251	209	107	104	43	31	3	N/A	N/A	N/A
COLUMBIA FUNDS VARIABLE SERIES TRUST:
Select Large-Cap Value Portfolio (inception March 14, 2011)
Beginning AUV	$25.692	$20.269	$23.092	$19.090	$15.915	$16.732	$15.014	$10.873	$9.174	$10.009
Ending AUV	$27.512	$25.692	$20.269	$23.092	$19.090	$15.915	$16.732	$15.014	$10.873	$9.174
Ending number of AUs (000s)	413	449	476	353	204	124	139	118	162	125
Select Smaller-Cap Value Portfolio (inception March 14, 2011)
Beginning AUV	$20.902	$17.753	$20.309	$18.087	$15.873	$16.374	$15.439	$10.393	$8.814	$9.916
Ending AUV	$22.824	$20.902	$17.753	$20.309	$18.087	$15.873	$16.374	$15.439	$10.393	$8.814
Ending number of AUs (000s)	121	139	106	130	295	318	169	215	47	9
Seligman Global Technology Portfolio II
Beginning AUV	$71.770	$46.312	$50.586	$37.493	$31.503	$28.688	$22.929	$18.273	$17.073	$18.174
Ending AUV	$104.640	$71.770	$46.312	$50.586	$37.493	$31.503	$28.688	$22.929	$18.273	$17.073
Ending number of AUs (000s)	218	236	198	287	202	97	235	178	137	52
Strategic Income Portfolio (inception May 1, 2016)
Beginning AUV	$12.071	$10.952	$11.023	$10.409	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.871	$12.071	$10.952	$11.023	$10.409	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	366	668	192	221	54	N/A	N/A	N/A	N/A	N/A
CREDIT SUISSE TRUST:
Commodity Return Strategy Portfolio (inception May 1, 2006)
Beginning AUV	$5.383	$5.045	$5.711	$5.626	$5.022	$6.705	$8.079	$9.004	$9.196	$10.528
Ending AUV	$5.303	$5.383	$5.045	$5.711	$5.626	$5.022	$6.705	$8.079	$9.004	$9.196
Ending number of AUs (000s)	428	401	283	294	310	276	463	372	240	77
DFA INVESTMENT DIMENSIONS GROUP, INC:
VA Global Bond Portfolio (inception August 27, 2010)
Beginning AUV	$12.441	$11.941	$11.736	$11.493	$11.298	$11.126	$10.814	$10.852	$10.349	$9.903
Ending AUV	$12.622	$12.441	$11.941	$11.736	$11.493	$11.298	$11.126	$10.814	$10.852	$10.349
Ending number of AUs (000s)	3,464	3,710	3,983	4,091	4,241	4,164	4,182	3,822	1,620	827
VA International Small Portfolio (inception August 27, 2010)
Beginning AUV	$22.310	$18.007	$22.444	$17.272	$16.259	$15.365	$16.307	$12.833	$10.747	$12.617
Ending AUV	$24.410	$22.310	$18.007	$22.444	$17.272	$16.259	$15.365	$16.307	$12.833	$10.747
Ending number of AUs (000s)	744	914	1,025	980	934	974	992	1,119	451	255
VA International Value Portfolio (inception August 27, 2010)
Beginning AUV	$16.099	$13.896	$16.759	$13.321	$12.209	$13.123	$14.134	$11.619	$9.932	$11.959
Ending AUV	$15.815	$16.099	$13.896	$16.759	$13.321	$12.209	$13.123	$14.134	$11.619	$9.932
Ending number of AUs (000s)	1,388	1,637	1,775	1,833	1,742	1,763	1,796	1,608	691	376
VA Short-Term Fixed Portfolio (inception August 27, 2010)
Beginning AUV	$10.829	$10.563	$10.379	$10.293	$10.212	$10.181	$10.167	$10.141	$10.056	$10.013
Ending AUV	$10.894	$10.829	$10.563	$10.379	$10.293	$10.212	$10.181	$10.167	$10.141	$10.056
Ending number of AUs (000s)	1,985	1,931	1,912	1,850	1,922	2,175	2,141	1,601	796	419
VA U.S. Large Value Portfolio (inception August 27, 2010)
Beginning AUV	$34.136	$27.138	$30.880	$25.932	$21.815	$22.584	$20.703	$14.702	$12.057	$12.484
Ending AUV	$33.667	$34.136	$27.138	$30.880	$25.932	$21.815	$22.584	$20.703	$14.702	$12.057
Ending number of AUs (000s)	989	1,144	1,231	1,291	1,361	1,375	1,443	1,175	777	356

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VA U.S. Targeted Value Portfolio (inception August 27, 2010)
Beginning AUV	$30.655	$25.012	$29.730	$27.085	$21.245	$22.417	$21.616	$14.946	$12.443	$13.036
Ending AUV	$31.876	$30.655	$25.012	$29.730	$27.085	$21.245	$22.417	$21.616	$14.946	$12.443
Ending number of AUs (000s)	676	793	804	839	877	877	943	961	494	272
DELAWARE VIP TRUST:
Small Cap Value Series (inception date July 31, 2015)
Beginning AUV	$14.577	$11.413	$13.741	$12.296	$9.380	$10.030	N/A	N/A	N/A	N/A
Ending AUV	$14.259	$14.577	$11.413	$13.741	$12.296	$9.380	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	696	670	528	483	645	20	N/A	N/A	N/A	N/A
EATON VANCE VARIABLE TRUST:
Floating-Rate Income Fund (inception May 3, 2010)
Beginning AUV	$14.274	$13.332	$13.336	$12.893	$11.838	$11.953	$11.885	$11.448	$10.673	$10.407
Ending AUV	$14.560	$14.274	$13.332	$13.336	$12.893	$11.838	$11.953	$11.885	$11.448	$10.673
Ending number of AUs (000s)	3,350	4,426	5,475	4,810	5,371	2,789	3,055	3,160	1,240	749
FEDERATED HERMES INSURANCE SERIES:
High Income Bond Fund II
Beginning AUV	$27.620	$24.113	$24.933	$23.315	$20.306	$20.842	$20.296	$18.970	$16.539	$15.727
Ending AUV	$29.164	$27.620	$24.113	$24.933	$23.315	$20.306	$20.842	$20.296	$18.970	$16.539
Ending number of AUs (000s)	487	525	385	497	392	309	312	508	614	122
Kaufmann Fund II (inception November 1, 2006)
Beginning AUV	$33.759	$25.284	$24.411	$19.075	$18.445	$17.376	$15.878	$11.368	$9.715	$11.230
Ending AUV	$43.374	$33.759	$25.284	$24.411	$19.075	$18.445	$17.376	$15.878	$11.368	$9.715
Ending number of AUs (000s)	161	153	143	100	80	147	49	52	36	44
Managed Volatility Fund II
Beginning AUV	$28.846	$23.993	$26.220	$22.199	$20.614	$22.299	$21.460	$17.628	$15.524	$14.817
Ending AUV	$29.115	$28.846	$23.993	$26.220	$22.199	$20.614	$22.299	$21.460	$17.628	$15.524
Ending number of AUs (000s)	286	307	385	362	382	801	789	519	171	63
FIDELITY VARIABLE INSURANCE PRODUCTS:
Balanced Portfolio (inception November 19, 2010)
Beginning AUV	$22.561	$18.178	$19.022	$16.382	$15.314	$15.259	$13.869	$11.627	$10.126	$10.529
Ending AUV	$27.553	$22.561	$18.178	$19.022	$16.382	$15.314	$15.259	$13.869	$11.627	$10.126
Ending number of AUs (000s)	881	851	760	697	537	537	431	266	80	18
Contrafund Portfolio (inception November 19, 2010)
Beginning AUV	$28.322	$21.575	$23.109	$19.006	$17.643	$17.570	$15.736	$12.016	$10.346	$10.643
Ending AUV	$36.885	$28.322	$21.575	$23.109	$19.006	$17.643	$17.570	$15.736	$12.016	$10.346
Ending number of AUs (000s)	838	902	1,013	1,124	1,232	1,433	1,221	891	420	183
Disciplined Small Cap Portfolio (inception November 19, 2010)
Beginning AUV	$25.077	$20.326	$23.443	$21.952	$17.948	$18.348	$17.486	$12.675	$10.690	$10.862
Ending AUV	$29.621	$25.077	$20.326	$23.443	$21.952	$17.948	$18.348	$17.486	$12.675	$10.690
Ending number of AUs (000s)	284	182	126	104	116	60	46	28	17	25
Dynamic Capital Appreciation Portfolio (inception November 19, 2010)
Beginning AUV	$29.749	$22.916	$24.164	$19.566	$19.056	$18.866	$17.049	$12.332	$10.087	$10.862
Ending AUV	$39.668	$29.749	$22.916	$24.164	$19.566	$19.059	$18.866	$17.049	$12.332	$10.087
Ending number of AUs (000s)	2	2	2	2	2	2	2	17	22	0
Energy Portfolio (inception date May 1, 2020)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.679	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	46	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Equity-Income Portfolio (inception November 19, 2010)
Beginning AUV	$25.697	$20.217	$22.104	$19.622	$16.670	$17.408	$16.047	$12.554	$10.725	$10.655
Ending AUV	$27.352	$25.697	$20.217	$22.104	$19.622	$16.670	$17.408	$16.047	$12.554	$10.725
Ending number of AUs (000s)	277	157	123	213	136	129	175	153	68	25
Freedom Income Portfolio (inception May 1, 2016)
Beginning AUV	$12.042	$10.787	$11.038	$10.187	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$13.281	$12.042	$10.787	$11.038	$10.187	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	618	161	87	65	4	N/A	N/A	N/A	N/A	N/A
FundsManager 20% Portfolio Service (inception May 1, 2012)
Beginning AUV	$13.311	$12.084	$12.308	$11.483	$11.185	$11.204	$10.775	$10.217	$10.009	N/A
Ending AUV	$14.385	$13.311	$12.084	$12.308	$11.483	$11.185	$11.204	$10.775	$10.217	N/A
Ending number of AUs (000s)	1	1	1	1	1	2	2	2	1	N/A
FundsManager 50% Portfolio Service (inception May 1, 2012)
Beginning AUV	$16.432	$13.962	$14.755	$12.916	$12.410	$12.412	$11.826	$10.314	$10.019	N/A
Ending AUV	$18.714	$16.432	$13.962	$14.755	$12.916	$12.410	$12.412	$11.826	$10.314	N/A
Ending number of AUs (000s)	18	24	31	38	43	46	46	50	0	N/A
FundsManager 60% Portfolio Service (inception May 1, 2012)
Beginning AUV	$17.734	$14.747	$15.775	$13.510	$12.910	$12.875	$12.232	$10.332	$10.019	N/A
Ending AUV	$20.380	$17.734	$14.747	$15.775	$13.510	$12.910	$12.875	$12.232	$10.332	N/A
Ending number of AUs (000s)	39	53	54	55	57	58	70	124	0	N/A
FundsManager 70% Portfolio Service (inception May 1, 2012)
Beginning AUV	$18.758	$15.307	$16.580	$13.940	$13.294	$13.256	$12.612	$10.377	$10.031	N/A
Ending AUV	$21.748	$18.758	$15.307	$16.580	$13.940	$13.294	$13.256	$12.612	$10.377	N/A
Ending number of AUs (000s)	0	0	0	0	0	0	0	0	0	N/A
Growth Portfolio (inception November 19, 2010)
Beginning AUV	$35.547	$26.532	$26.647	$19.766	$19.658	$18.388	$16.564	$12.179	$10.646	$10.650
Ending AUV	$51.027	$35.547	$26.532	$26.647	$19.766	$19.658	$18.388	$16.564	$12.179	$10.646
Ending number of AUs (000s)	458	390	357	499	216	289	245	166	97	41
Growth & Income Portfolio (inception November 19, 2010)
Beginning AUV	$28.905	$22.289	$24.546	$21.049	$18.176	$18.649	$16.919	$12.697	$10.738	$10.594
Ending AUV	$31.100	$28.905	$22.289	$24.546	$21.049	$18.176	$18.649	$16.919	$12.697	$10.738
Ending number of AUs (000s)	84	100	132	139	144	119	109	79	58	4
Growth Opportunities Portfolio (inception November 19, 2010)
Beginning AUV	$44.686	$31.806	$28.345	$21.126	$21.112	$20.041	$17.903	$13.016	$10.909	$10.698
Ending AUV	$75.175	$44.686	$31.806	$28.345	$21.126	$21.112	$20.041	$17.903	$13.016	$10.909
Ending number of AUs (000s)	649	686	247	139	61	70	47	74	47	1
High Income Portfolio (inception November 19, 2010)
Beginning AUV	$16.469	$14.350	$14.890	$13.927	$12.199	$12.689	$12.576	$11.898	$10.439	$10.065
Ending AUV	$16.868	$16.469	$14.350	$14.890	$13.927	$12.199	$12.689	$12.576	$11.898	$10.439
Ending number of AUs (000s)	594	937	280	484	615	272	834	469	751	441
International Capital Appreciation Portfolio (inception November 19, 2010)
Beginning AUV	$22.048	$16.586	$19.060	$14.005	$14.465	$14.049	$13.678	$11.262	$8.975	$10.285
Ending AUV	$26.879	$22.048	$16.586	$19.060	$14.005	$14.465	$14.049	$13.678	$11.262	$8.975
Ending number of AUs (000s)	1,083	890	805	584	402	206	143	174	130	18
Investment Grade Bond Portfolio (inception November 19, 2010)
Beginning AUV	$13.603	$12.434	$12.533	$12.051	$11.535	$11.634	$11.015	$11.248	$10.651	$9.951
Ending AUV	$14.850	$13.603	$12.434	$12.533	$12.051	$11.535	$11.634	$11.015	$11.248	$10.651
Ending number of AUs (000s)	5,735	3,102	2,014	1,938	1,372	1,159	1,006	133	545	312
Mid Cap Portfolio (inception November 19, 2010)
Beginning AUV	$21.189	$17.203	$20.185	$16.746	$14.962	$15.210	$14.344	$10.557	$9.215	$10.337
Ending AUV	$24.975	$21.189	$17.203	$20.185	$16.746	$14.962	$15.210	$14.344	$10.557	$9.215
Ending number of AUs (000s)	310	312	338	344	281	288	250	187	90	57

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Overseas Portfolio (inception November 19, 2010)
Beginning AUV	$16.714	$13.109	$15.433	$11.873	$12.533	$12.133	$13.230	$10.164	$8.444	$10.215
Ending AUV	$19.277	$16.714	$13.109	$15.433	$11.873	$12.533	$12.133	$13.230	$10.164	$8.444
Ending number of AUs (000s)	405	488	480	716	616	506	260	272	55	41
Real Estate Portfolio (inception November 19, 2010)
Beginning AUV	$23.275	$18.930	$20.236	$19.501	$18.491	$17.867	$13.766	$13.547	$11.452	$10.625
Ending AUV	$21.694	$23.275	$18.930	$20.236	$19.501	$18.491	$17.867	$13.766	$13.547	$11.452
Ending number of AUs (000s)	353	496	522	528	547	507	572	332	222	187
Strategic Income Portfolio (inception November 19, 2010)
Beginning AUV	$14.559	$13.157	$13.540	$12.590	$11.655	$11.885	$11.497	$11.493	$10.427	$9.982
Ending AUV	$15.602	$14.559	$13.157	$13.540	$12.590	$11.655	$11.885	$11.497	$11.493	$10.427
Ending number of AUs (000s)	2,486	2,268	2,138	2,403	1,885	1,616	1,150	768	568	648
Target Volatility Portfolio (inception May 1, 2013)
Beginning AUV	$15.597	$13.146	$13.984	$12.025	$11.446	$11.601	$10.971	$9.933	N/A	N/A
Ending AUV	$17.000	$15.597	$13.146	$13.984	$12.025	$11.446	$11.601	$10.971	N/A	N/A
Ending number of AUs (000s)	22	22	33	38	41	46	31	11	N/A	N/A
Value Portfolio (inception November 19, 2010)
Beginning AUV	$26.533	$20.120	$23.418	$20.299	$18.172	$18.350	$16.516	$12.495	$10.365	$10.650
Ending AUV	$28.131	$26.533	$20.120	$23.418	$20.299	$18.172	$18.350	$16.516	$12.495	$10.365
Ending number of AUs (000s)	109	137	116	158	169	171	164	68	15	2
Value Strategies Portfolio (inception November 19, 2010)
Beginning AUV	$24.095	$17.968	$21.779	$18.289	$16.737	$17.890	$16.231	$12.468	$9.812	$10.787
Ending AUV	$26.028	$24.095	$17.968	$21.779	$18.289	$16.737	$17.289	$16.231	$12.468	$9.812
Ending number of AUs (000s)	1	1	1	2	3	6	10	23	16	1
FIRST EAGLE VARIABLE FUNDS:
Overseas Variable Fund (inception November 14, 2008)
Beginning AUV	$23.258	$19.814	$22.151	$19.333	$18.383	$18.050	$18.274	$16.137	$14.053	$14.997
Ending AUV	$24.851	$23.258	$19.814	$22.151	$19.333	$18.383	$18.050	$18.274	$16.137	$14.053
Ending number of AUs (000s)	1,728	2,199	2,218	2,116	1,696	1,337	1,161	949	662	526
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Global Real Estate II Fund (inception November 14, 2008)
Beginning AUV	$25.896	$21.161	$22.699	$20.547	$20.436	$20.320	$17.668	$17.268	$13.553	$14.365
Ending AUV	$24.501	$25.896	$21.161	$22.699	$20.547	$20.436	$20.320	$17.668	$17.268	$13.553
Ending number of AUs (000s)	114	123	156	176	179	231	159	149	116	86
Income II Fund (inception November 14, 2008)
Beginning AUV	$27.307	$23.529	$24.587	$22.418	$19.661	$21.154	$20.220	$17.746	$15.753	$15.386
Ending AUV	$27.497	$27.307	$23.529	$24.587	$22.418	$19.661	$21.154	$20.220	$17.746	$15.753
Ending number of AUs (000s)	770	860	801	813	662	712	992	683	438	323
Mutual Shares II Fund (inception November 14, 2008)
Beginning AUV	$28.666	$23.387	$25.719	$23.737	$20.453	$21.515	$20.085	$15.659	$13.707	$13.851
Ending AUV	$27.220	$28.666	$23.387	$25.719	$23.737	$20.453	$21.515	$20.085	$15.659	$13.707
Ending number of AUs (000s)	90	101	153	175	200	173	140	204	170	161
Rising Dividends Fund (inception July 31, 2015)
Beginning AUV	$16.553	$12.808	$13.493	$11.192	$9.645	$9.980	N/A	N/A	N/A	N/A
Ending AUV	$19.196	$16.553	$12.808	$13.493	$11.192	$9.645	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	393	490	449	354	367	4	N/A	N/A	N/A	N/A
Strategic Income II Fund (inception November 14, 2008)
Beginning AUV	$20.054	$18.559	$18.964	$18.137	$16.803	$17.479	$17.160	$16.609	$14.731	$14.361
Ending AUV	$20.741	$20.054	$18.559	$18.964	$18.137	$16.803	$17.479	$17.160	$16.609	$14.731
Ending number of AUs (000s)	762	672	683	787	815	849	950	719	377	189

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Templeton Global Bond II Fund (inception November 14, 2008)
Beginning AUV	$17.982	$17.628	$17.292	$16.966	$16.481	$17.223	$16.913	$16.642	$14.463	$14.590
Ending AUV	$17.033	$17.982	$17.628	$17.292	$16.966	$16.481	$17.223	$16.913	$16.642	$14.463
Ending number of AUs (000s)	1,408	2,488	2,454	2,332	2,178	2,690	2,724	2,244	1,282	902
U.S. Government Securities II Fund (inception November 14, 2008)
Beginning AUV	$13.295	$12.634	$12.592	$12.425	$12.343	$12.285	$11.883	$12.155	$11.930	$11.289
Ending AUV	$13.804	$13.295	$12.634	$12.592	$12.425	$12.343	$12.285	$11.883	$12.155	$11.930
Ending number of AUs (000s)	711	739	444	393	395	727	642	340	732	495
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Global Trends Allocation Fund (inception date November 15, 2013)
Beginning AUV	$12.636	$11.288	$11.800	$10.432	$9.998	$10.616	$10.213	$10.043	N/A	N/A
Ending AUV	$13.155	$12.636	$11.288	$11.800	$10.432	$9.998	$10.616	$10.213	N/A	N/A
Ending number of AUs (000s)	13	13	13	13	13	16	26	1	N/A	N/A
Multi-Strategy Alternatives Fund (inception May 1, 2014)
Beginning AUV	$9.980	$9.189	$9.891	$9.407	$9.381	$9.863	$9.990	N/A	N/A	N/A
Ending AUV	$10.637	$9.980	$9.189	$9.891	$9.407	$9.381	$9.863	N/A	N/A	N/A
Ending number of AUs (000s)	351	240	238	485	141	140	85	N/A	N/A	N/A
GUGGENHEIM VARIABLE INSURANCE FUNDS:
Floating Rate Strategies Fund (Series F) (inception May 1, 2013)
Beginning AUV	$12.670	$11.775	$11.871	$11.473	$10.568	$10.492	$10.248	$9.996	N/A	N/A
Ending AUV	$12.671	$12.670	$11.775	$11.871	$11.473	$10.568	$10.492	$10.248	N/A	N/A
Ending number of AUs (000s)	1,302	1,692	2,660	2,404	1,986	1,487	999	1,498	N/A	N/A
Global Managed Futures Strategy Fund (inception November 14, 2008)
Beginning AUV	$7.459	$6.898	$7.582	$6.975	$8.183	$8.311	$7.415	$7.228	$8.140	$8.909
Ending AUV	$7.653	$7.459	$6.898	$7.582	$6.975	$8.183	$8.311	$7.415	$7.228	$8.140
Ending number of AUs (000s)	500	423	424	376	353	444	318	257	211	216
High Yield Fund (Series P) (inception November 19, 2010)
Beginning AUV	$16.467	$14.741	$15.375	$14.473	$12.315	$12.822	$12.508	$11.648	$10.140	$10.144
Ending AUV	$17.231	$16.467	$14.741	$15.375	$14.473	$12.315	$12.822	$12.508	$11.648	$10.140
Ending number of AUs (000s)	473	548	432	872	1,558	54	58	578	434	32
Long Short Equity Fund
Beginning AUV	$17.337	$16.427	$18.867	$16.428	$16.321	$16.118	$15.679	$13.349	$12.783	$13.680
Ending AUV	$18.191	$17.337	$16.427	$18.867	$16.428	$16.321	$16.118	$15.679	$13.349	$12.783
Ending number of AUs (000s)	67	128	146	159	113	155	64	13	15	21
Multi-Hedge Strategies Fund (inception February 3, 2006)
Beginning AUV	$10.649	$10.140	$10.683	$10.304	$10.354	$10.166	$9.714	$9.556	$9.348	$9.042
Ending AUV	$11.436	$10.649	$10.140	$10.683	$10.304	$10.354	$10.166	$9.714	$9.556	$9.348
Ending number of AUs (000s)	320	219	226	298	478	573	437	384	294	136
Rydex Banking Fund
Beginning AUV	$10.135	$7.894	$9.768	$8.684	$6.824	$7.173	$6.936	$5.369	$4.322	$5.558
Ending AUV	$9.277	$10.135	$7.894	$9.768	$8.684	$6.824	$7.173	$6.936	$5.369	$4.322
Ending number of AUs (000s)	139	184	284	388	826	217	100	231	438	126
Rydex Basic Materials Fund
Beginning AUV	$23.910	$19.690	$23.850	$19.641	$15.009	$18.148	$18.483	$18.255	$16.487	$19.736
Ending AUV	$28.632	$23.910	$19.690	$23.850	$19.641	$15.009	$18.148	$18.483	$18.255	$16.487
Ending number of AUs (000s)	50	39	36	223	167	34	49	29	107	23
Rydex Biotechnology Fund
Beginning AUV	$56.014	$44.930	$49.616	$38.331	$47.712	$43.985	$33.148	$21.497	$15.808	$14.295
Ending AUV	$67.952	$56.014	$44.930	$49.616	$38.331	$47.712	$43.985	$33.148	$21.497	$15.808
Ending number of AUs (000s)	52	53	61	110	69	132	122	107	73	59

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Rydex Commodities Strategy Fund (inception October 21, 2005)
Beginning AUV	$2.804	$2.433	$2.866	$2.744	$2.486	$3.755	$5.690	$5.879	$5.963	$6.387
Ending AUV	$2.167	$2.804	$2.433	$2.866	$2.744	$2.486	$3.755	$5.690	$5.879	$5.963
Ending number of AUs (000s)	856	521	469	668	277	181	230	226	24	187
Rydex Consumer Products Fund
Beginning AUV	$34.038	$27.825	$31.663	$28.390	$26.932	$25.354	$22.512	$17.553	$16.097	$14.149
Ending AUV	$36.617	$34.038	$27.825	$31.663	$28.390	$26.932	$25.354	$22.512	$17.553	$16.097
Ending number of AUs (000s)	150	256	187	145	135	322	421	48	82	273
Rydex Dow 2X Strategy Fund
Beginning AUV	$60.450	$40.992	$47.792	$30.150	$23.064	$24.080	$20.616	$12.671	$10.817	$9.915
Ending AUV	$61.497	$60.450	$40.992	$47.792	$30.150	$23.064	$24.080	$20.616	$12.671	$10.817
Ending number of AUs (000s)	21	40	57	178	125	91	104	117	780	147
Rydex Electronics Fund
Beginning AUV	$37.302	$23.419	$26.828	$20.470	$16.464	$16.124	$13.031	$9.649	$9.548	$11.433
Ending AUV	$58.178	$37.302	$23.419	$26.828	$20.470	$16.464	$16.124	$13.031	$9.649	$9.548
Ending number of AUs (000s)	64	101	30	109	73	11	72	11	56	1
Rydex Energy Fund
Beginning AUV	$11.262	$10.544	$14.150	$15.096	$11.491	$16.469	$20.238	$16.391	$16.007	$17.001
Ending AUV	$7.414	$11.262	$10.544	$14.150	$15.096	$11.491	$16.469	$20.238	$16.391	$16.007
Ending number of AUs (000s)	178	316	157	163	225	61	39	63	41	68
Rydex Energy Services Fund
Beginning AUV	$5.571	$5.575	$10.258	$12.608	$10.238	$14.990	$21.213	$17.123	$17.054	$18.801
Ending AUV	$3.491	$5.571	$5.575	$10.258	$12.608	$10.238	$14.990	$21.213	$17.123	$17.054
Ending number of AUs (000s)	302	169	30	45	67	41	23	43	42	43
Rydex Europe 1.25X Strategy Fund
Beginning AUV	$11.521	$8.971	$11.072	$8.609	$9.118	$9.824	$11.226	$9.061	$7.448	$8.776
Ending AUV	$11.548	$11.521	$8.971	$11.072	$8.609	$9.118	$9.824	$11.226	$9.061	$7.448
Ending number of AUs (000s)	68	124	31	82	38	51	46	120	104	8
Rydex Financial Services Fund
Beginning AUV	$16.422	$12.822	$14.617	$12.647	$10.919	$11.373	$10.102	$7.920	$6.455	$7.588
Ending AUV	$16.405	$16.422	$12.822	$14.617	$12.647	$10.919	$11.373	$10.102	$7.920	$6.455
Ending number of AUs (000s)	182	207	77	429	319	336	91	68	344	72
Rydex Government Long Bond 1.2X Strategy Fund
Beginning AUV	$21.485	$18.397	$19.430	$17.723	$17.780	$18.733	$13.909	$17.014	$16.516	$11.671
Ending AUV	$26.203	$21.485	$18.397	$19.430	$17.723	$17.780	$18.733	$13.909	$17.014	$16.516
Ending number of AUs (000s)	150	110	219	111	272	137	458	96	127	470
Rydex Health Care Fund
Beginning AUV	$37.946	$30.959	$30.578	$24.888	$27.561	$26.366	$21.158	$14.920	$12.734	$12.164
Ending AUV	$45.034	$37.946	$30.959	$30.578	$24.888	$27.561	$26.366	$21.158	$14.920	$12.734
Ending number of AUs (000s)	72	56	63	100	53	217	236	108	65	112
Rydex High Yield Strategy Fund (inception date October 31, 2014)
Beginning AUV	$13.418	$11.787	$11.890	$11.126	$9.968	$10.040	$10.028	N/A	N/A	N/A
Ending AUV	$13.356	$13.418	$11.787	$11.890	$11.126	$9.968	$10.040	N/A	N/A	N/A
Ending number of AUs (000s)	445	152	60	66	79	7	0	N/A	N/A	N/A
Rydex Internet Fund
Beginning AUV	$48.082	$38.323	$39.590	$29.554	$28.298	$26.115	$25.613	$16.937	$14.194	$16.115
Ending AUV	$77.031	$48.082	$38.323	$39.590	$29.554	$28.298	$26.115	$25.613	$16.937	$14.194
Ending number of AUs (000s)	43	28	31	33	78	135	35	103	28	23
Rydex Inverse Dow 2X Strategy Fund
Beginning AUV	$0.260	$0.407	$0.401	$0.657	$0.934	$1.015	$1.298	$2.313	$2.982	$4.089
Ending AUV	$0.141	$0.260	$0.407	$0.401	$0.657	$0.934	$1.015	$1.298	$2.313	$2.982
Ending number of AUs (000s)	6,775	398	726	228	315	785	86	115	24	71

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Rydex Inverse Government Long Bond Strategy Fund
Beginning AUV	$3.337	$3.848	$3.708	$4.069	$4.193	$4.244	$5.653	$4.904	$5.228	$7.515
Ending AUV	$2.633	$3.337	$3.848	$3.708	$4.069	$4.193	$4.244	$5.653	$4.904	$5.228
Ending number of AUs (000s)	633	309	549	622	214	211	217	613	245	40
Rydex Inverse Mid-Cap Strategy Fund
Beginning AUV	$1.596	$2.003	$1.806	$2.089	$2.584	$2.613	$2.955	$4.079	$4.996	$5.392
Ending AUV	$1.199	$1.596	$2.003	$1.806	$2.089	$2.584	$2.613	$2.955	$4.079	$4.996
Ending number of AUs (000s)	0	13	123	10	13	10	14	6	8	9
Rydex Inverse NASDAQ-100® Strategy Fund
Beginning AUV	$0.955	$1.326	$1.364	$1.810	$2.000	$2.295	$2.821	$3.976	$4.887	$5.434
Ending AUV	$0.592	$0.955	$1.326	$1.364	$1.810	$2.000	$2.295	$2.821	$3.976	$4.887
Ending number of AUs (000s)	181	53	3,144	46	335	118	71	48	195	138
Rydex Inverse Russell 2000® Strategy Fund
Beginning AUV	$1.425	$1.795	$1.616	$1.867	$2.342	$2.340	$2.567	$3.712	$4.536	$4.910
Ending AUV	$0.986	$1.425	$1.795	$1.616	$1.867	$2.342	$2.340	$2.567	$3.712	$4.536
Ending number of AUs (000s)	50	90	1,320	77	166	1,322	60	41	27	211
Rydex Inverse S&P 500 Strategy Fund
Beginning AUV	$1.959	$2.542	$2.445	$2.958	$3.362	$3.518	$4.112	$5.596	$6.740	$7.410
Ending AUV	$1.469	$1.959	$2.542	$2.445	$2.958	$3.362	$3.518	$4.112	$5.596	$6.740
Ending number of AUs (000s)	269	176	676	139	134	404	106	233	101	45
Rydex Japan 2X Strategy Fund
Beginning AUV	$26.736	$19.230	$24.957	$16.605	$15.254	$13.620	$16.101	$10.321	$8.594	$12.094
Ending AUV	$37.554	$26.736	$19.230	$24.957	$16.605	$15.254	$13.620	$16.101	$10.321	$8.594
Ending number of AUs (000s)	11	4	6	106	12	14	26	28	39	2
Rydex Leisure Fund
Beginning AUV	$31.217	$24.147	$27.895	$23.224	$21.197	$21.133	$19.661	$13.806	$11.380	$11.107
Ending AUV	$37.777	$31.217	$24.147	$27.895	$23.224	$21.197	$21.133	$19.661	$13.806	$11.380
Ending number of AUs (000s)	183	98	10	157	167	193	102	194	49	48
Rydex Mid Cap 1.5X Strategy Fund
Beginning AUV	$42.243	$31.037	$38.505	$31.447	$24.257	$25.669	$22.932	$15.265	$12.278	$13.286
Ending AUV	$46.759	$42.243	$31.037	$38.505	$31.447	$24.257	$25.669	$22.932	$15.265	$12.278
Ending number of AUs (000s)	2	9	10	8	35	2	53	190	49	20
Rydex NASDAQ-100® Fund
Beginning AUV	$57.128	$41.742	$42.510	$32.421	$30.592	$28.263	$24.064	$17.876	$15.309	$14.984
Ending AUV	$82.812	$57.128	$41.742	$42.510	$32.421	$30.592	$28.263	$24.064	$17.876	$15.309
Ending number of AUs (000s)	341	307	171	318	202	571	512	254	100	177
Rydex NASDAQ-100® 2X Strategy Fund
Beginning AUV	$160.244	$88.777	$97.887	$57.756	$52.699	$45.975	$33.663	$18.679	$13.927	$14.022
Ending AUV	$299.441	$160.244	$88.777	$97.887	$57.756	$52.699	$45.975	$33.663	$18.679	$13.927
Ending number of AUs (000s)	189	274	223	243	343	270	263	200	43	149
Rydex Nova Fund
Beginning AUV	$41.742	$28.780	$32.092	$24.353	$21.044	$21.196	$17.874	$11.997	$9.814	$9.930
Ending AUV	$50.104	$41.742	$28.780	$32.092	$24.353	$21.044	$21.196	$17.874	$11.997	$9.814
Ending number of AUs (000s)	496	333	473	769	444	342	454	542	179	194
Rydex Precious Metals Fund
Beginning AUV	$13.573	$8.918	$10.694	$9.987	$6.034	$8.665	$10.484	$19.451	$20.282	$26.742
Ending AUV	$18.229	$13.573	$8.918	$10.694	$9.987	$6.034	$8.665	$10.484	$19.451	$20.282
Ending number of AUs (000s)	195	297	287	1,055	312	249	156	151	240	199
Rydex Real Estate Fund
Beginning AUV	$21.695	$17.435	$18.814	$17.640	$16.015	$16.429	$13.577	$13.062	$11.037	$10.793
Ending AUV	$20.433	$21.695	$17.435	$18.814	$17.640	$16.015	$16.429	$13.577	$13.062	$11.037
Ending number of AUs (000s)	26	49	259	75	84	102	269	93	129	143

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Rydex Retailing Fund
Beginning AUV	$31.341	$25.178	$26.019	$23.062	$22.993	$23.303	$21.446	$15.793	$13.525	$12.844
Ending AUV	$45.027	$31.341	$25.178	$26.019	$23.062	$22.993	$23.303	$21.446	$15.793	$13.525
Ending number of AUs (000s)	68	14	95	129	75	148	39	94	35	71
Rydex Russell 2000® 1.5X Strategy Fund
Beginning AUV	$33.717	$24.908	$30.967	$25.803	$19.786	$21.761	$20.866	$13.160	$10.778	$12.273
Ending AUV	$40.474	$33.717	$24.908	$30.967	$25.803	$19.786	$21.761	$20.866	$13.160	$10.778
Ending number of AUs (000s)	53	2	19	24	34	27	66	95	22	48
Rydex Russell 2000® 2X Strategy Fund (inception November 1, 2006)
Beginning AUV	$20.707	$14.072	$19.070	$15.104	$10.936	$12.592	$11.972	$6.446	$4.990	$6.189
Ending AUV	$24.269	$20.707	$14.072	$19.070	$15.104	$10.936	$12.592	$11.972	$6.446	$4.990
Ending number of AUs (000s)	164	116	33	136	172	58	173	70	85	49
Rydex S&P 500 2X Strategy Fund
Beginning AUV	$50.687	$31.189	$36.868	$25.694	$21.340	$21.700	$17.408	$10.318	$7.975	$8.303
Ending AUV	$59.861	$50.687	$31.189	$36.868	$25.694	$21.340	$21.700	$17.408	$10.318	$7.975
Ending number of AUs (000s)	347	334	179	109	125	367	452	94	55	564
Rydex S&P 500 Pure Growth Fund
Beginning AUV	$35.588	$28.111	$29.789	$23.947	$23.345	$23.096	$20.544	$14.538	$12.830	$12.971
Ending AUV	$45.313	$35.588	$28.111	$29.789	$23.947	$23.345	$23.096	$20.544	$14.538	$12.830
Ending number of AUs (000s)	138	188	183	173	154	255	211	172	134	231
Rydex S&P 500 Pure Value Fund
Beginning AUV	$28.598	$23.199	$26.763	$23.099	$19.676	$21.713	$19.571	$13.473	$11.023	$11.383
Ending AUV	$25.578	$28.598	$23.199	$26.763	$23.099	$19.676	$21.713	$19.571	$13.473	$11.023
Ending number of AUs (000s)	184	107	157	265	162	182	367	403	163	59
Rydex S&P 500 MidCap 400 Pure Growth Fund
Beginning AUV	$32.004	$27.730	$32.558	$27.415	$26.694	$26.346	$26.762	$19.964	$17.202	$17.316
Ending AUV	$41.754	$32.004	$27.730	$32.558	$27.415	$26.694	$26.346	$26.762	$19.964	$17.202
Ending number of AUs (000s)	168	35	56	64	59	159	131	132	67	159
Rydex S&P 500 MidCap 400 Pure Value Fund
Beginning AUV	$26.766	$21.857	$26.977	$23.842	$18.498	$20.988	$19.666	$14.481	$12.379	$13.332
Ending AUV	$28.751	$26.766	$21.857	$26.977	$23.842	$18.498	$20.988	$19.666	$14.481	$12.379
Ending number of AUs (000s)	242	34	39	148	140	76	100	45	68	42
Rydex S&P 500 SmallCap 600 Pure Growth Fund
Beginning AUV	$30.748	$27.314	$30.025	$25.865	$21.792	$21.874	$21.874	$15.480	$13.995	$13.520
Ending AUV	$35.594	$30.748	$27.314	$30.025	$25.865	$21.792	$21.874	$21.874	$15.480	$13.995
Ending number of AUs (000s)	159	116	77	84	182	104	153	198	40	252
Rydex S&P 500 SmallCap 600 Pure Value Fund
Beginning AUV	$21.027	$17.424	$21.938	$21.999	$16.699	$19.315	$19.065	$13.348	$11.088	$12.245
Ending AUV	$19.772	$21.027	$17.424	$21.938	$21.999	$16.699	$19.315	$19.065	$13.348	$11.088
Ending number of AUs (000s)	117	143	95	209	196	99	79	198	98	62
Rydex Strengthening Dollar 2X Strategy Fund (inception October 21, 2005)
Beginning AUV	$8.769	$8.382	$7.496	$9.102	$8.507	$7.505	$6.105	$6.292	$6.713	$7.012
Ending AUV	$7.538	$8.769	$8.382	$7.496	$9.102	$8.507	$7.505	$6.105	$6.292	$6.713
Ending number of AUs (000s)	83	64	229	26	290	101	287	55	51	474
Rydex Technology Fund
Beginning AUV	$40.225	$28.785	$29.221	$22.032	$19.836	$19.618	$17.793	$13.142	$11.735	$12.924
Ending AUV	$60.036	$40.225	$28.785	$29.221	$22.032	$19.836	$19.618	$17.793	$13.142	$11.735
Ending number of AUs (000s)	64	149	119	216	209	202	47	210	74	50
Rydex Telecommunications Fund
Beginning AUV	$16.107	$14.227	$15.023	$14.192	$12.088	$12.960	$12.630	$10.752	$10.254	$11.979
Ending AUV	$17.636	$16.107	$14.227	$15.023	$14.192	$12.088	$12.960	$12.630	$10.752	$10.254
Ending number of AUs (000s)	104	89	78	132	184	30	21	6	38	18

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Rydex Transportation Fund
Beginning AUV	$30.413	$24.879	$31.119	$25.503	$22.095	$25.718	$20.942	$13.903	$11.823	$13.302
Ending AUV	$42.768	$30.413	$24.879	$31.119	$25.503	$22.095	$25.718	$20.942	$13.903	$11.823
Ending number of AUs (000s)	80	47	12	102	155	58	187	178	147	55
Rydex U. S. Government Money Market Fund
Beginning AUV	$11.249	$11.152	$11.088	$11.086	$11.086	$11.086	$11.086	$11.086	$11.085	$11.085
Ending AUV	$11.257	$11.249	$11.152	$11.088	$11.086	$11.086	$11.086	$11.086	$11.086	$11.085
Ending number of AUs (000s)	92	144	157	194	228	250	298	578	744	4,973
Rydex Utilities Fund
Beginning AUV	$30.106	$25.296	$24.374	$21.955	$18.872	$20.372	$16.577	$14.589	$14.428	$12.407
Ending AUV	$28.561	$30.106	$25.296	$24.374	$21.955	$18.872	$20.372	$16.577	$14.589	$14.428
Ending number of AUs (000s)	138	150	372	182	189	229	445	58	172	408
Rydex Weakening Dollar 2X Strategy Fund (inception October 21, 2005)
Beginning AUV	$6.617	$6.954	$7.869	$6.595	$7.225	$8.686	$11.124	$11.446	$11.358	$11.792
Ending AUV	$7.258	$6.617	$6.954	$7.869	$6.595	$7.225	$8.686	$11.124	$11.446	$11.358
Ending number of AUs (000s)	160	25	18	17	18	46	2	1	8	9
Large Cap Value Fund (Series B) (inception November 19, 2010)
Beginning AUV	$25.017	$20.537	$22.699	$19.600	$16.144	$17.009	$15.538	$11.775	$10.185	$10.596
Ending AUV	$25.569	$25.017	$20.537	$22.699	$19.600	$16.144	$17.009	$15.538	$11.775	$10.185
Ending number of AUs (000s)	1	1	2	2	2	2	3	3	3	—
Small Cap Value Fund (Series Q) (inception November 19, 2010)
Beginning AUV	$22.039	$17.979	$20.587	$19.852	$15.681	$16.792	$17.027	$12.447	$10.415	$10.919
Ending AUV	$21.825	$22.039	$17.979	$20.587	$19.852	$15.681	$16.792	$17.027	$12.447	$10.415
Ending number of AUs (000s)	39	29	36	40	77	43	47	57	54	13
StylePlus Large Growth Fund (Series Y) (inception November 19, 2010)
Beginning AUV	$31.715	$23.682	$24.575	$18.889	$17.374	$16.469	$14.292	$11.142	$10.063	$10.518
Ending AUV	$43.726	$31.715	$23.682	$24.575	$18.889	$17.374	$16.469	$14.292	$11.142	$10.063
Ending number of AUs (000s)	30	58	47	56	62	77	66	53	54	—
StylePlus Mid Growth Fund (Series J) (inception November 19, 2010)
Beginning AUV	$28.981	$21.839	$23.509	$18.857	$17.355	$17.369	$15.364	$11.772	$10.166	$10.626
Ending AUV	$38.286	$28.981	$21.839	$23.509	$18.857	$17.355	$17.369	$15.364	$11.772	$10.166
Ending number of AUs (000s)	52	51	59	61	55	54	47	40	35	29
StylePlus Small Growth Fund (Series X) (inception November 19, 2010)
Beginning AUV	$28.421	$22.614	$25.212	$20.601	$18.158	$18.396	$16.908	$11.963	$10.724	$10.938
Ending AUV	$37.465	$28.421	$22.614	$25.212	$20.601	$18.158	$18.396	$16.908	$11.963	$10.724
Ending number of AUs (000s)	0	0	0	0	0	0	0	1	3	4
U.S. Total Return Bond Fund (Series E) (inception November 19, 2010)
Beginning AUV	$14.782	$14.147	$13.988	$13.107	$12.269	$12.130	$11.221	$11.031	$10.420	$9.908
Ending AUV	$16.882	$14.782	$14.147	$13.988	$13.107	$12.269	$12.130	$11.221	$11.031	$10.420
Ending number of AUs (000s)	5,012	3,693	3,457	3,294	2,588	2,305	1,393	199	6	5
World Equity Income Fund (Series D) (inception November 19, 2010)
Beginning AUV	$17.882	$14.730	$16.040	$13.941	$12.630	$12.715	$12.109	$10.151	$8.708	$10.343
Ending AUV	$19.071	$17.882	$14.730	$16.040	$13.941	$12.630	$12.715	$12.109	$10.151	$8.708
Ending number of AUs (000s)	5	6	13	14	14	23	26	10	70	3
INVESCO VARIABLE INSURANCE FUNDS:
Invesco Oppenheimer. V.I. International Growth Fund
Beginning AUV	$18.753	$14.656	$18.218	$14.408	$14.810	$14.364	$15.471	$12.307	$10.114	$10.000
Ending AUV	$22.699	$18.753	$14.656	$18.218	$14.408	$14.810	$14.364	$15.471	$12.307	$10.114
Ending number of AUs (000s)	738	1,068	972	1,035	892	801	618	406	65	—

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Balanced Risk Allocation Fund (inception May 1, 2012)
Beginning AUV	$13.973	$12.163	$13.038	$11.871	$10.645	$11.135	$10.533	$10.386	$10.008	N/A
Ending AUV	$15.369	$13.973	$12.163	$13.038	$11.871	$10.645	$11.135	$10.533	$10.386	N/A
Ending number of AUs (000s)	529	628	607	275	282	214	445	449	314	N/A
Comstock Fund (inception November 19, 2010)
Beginning AUV	$26.174	$20.889	$23.782	$20.180	$17.204	$18.298	$16.728	$12.303	$10.318	$10.512
Ending AUV	$25.951	$26.174	$20.889	$23.782	$20.180	$17.204	$18.298	$16.728	$12.303	$10.318
Ending number of AUs (000s)	120	142	175	118	115	170	238	211	25	16
Conservative Balanced Fund (inception November 18, 2011)
Beginning AUV	$17.540	$14.964	$15.840	$14.540	$13.852	$13.774	$12.752	$11.302	$10.081	$9.991
Ending AUV	$20.099	$17.540	$14.964	$15.840	$14.540	$13.852	$13.774	$12.752	$11.302	$10.081
Ending number of AUs (000s)	2	2	8	8	8	8	9	10	9	—
Core Bond Fund
Beginning AUV	$13.848	$12.676	$12.844	$12.305	$11.941	$11.857	$11.089	$11.132	$10.104	$9.987
Ending AUV	$15.154	$13.848	$12.676	$12.844	$12.305	$11.941	$11.857	$11.089	$11.132	$10.104
Ending number of AUs (000s)	454	291	171	237	141	342	161	31	235	1
Core Equity Fund (inception April 28, 2006)
Beginning AUV	$25.442	$19.728	$21.774	$19.239	$17.448	$18.517	$17.122	$13.247	$11.632	$11.640
Ending AUV	$28.966	$25.442	$19.728	$21.774	$19.239	$17.448	$18.517	$17.122	$13.247	$11.632
Ending number of AUs (000s)	45	82	53	84	95	46	63	58	65	69
Core Plus Bond Fund (inception May 1, 2016)
Beginning AUV	$11.812	$10.636	$10.894	$10.244	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.961	$11.812	$10.636	$10.894	$10.244	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	1,503	976	412	530	43	N/A	N/A	N/A	N/A	N/A
Diversified Dividend Fund (inception April 29, 2011)
Beginning AUV	$23.819	$19.041	$20.601	$18.975	$16.527	$16.192	$14.351	$10.952	$9.225	$9.993
Ending AUV	$23.853	$23.819	$19.041	$20.601	$18.975	$16.527	$16.192	$14.351	$10.952	$9.225
Ending number of AUs (000s)	469	739	772	835	1,090	405	321	220	119	52
Equity and Income Fund (inception November 19, 2010)
Beginning AUV	$21.513	$17.873	$19.750	$17.788	$15.451	$15.814	$14.503	$11.586	$10.291	$10.423
Ending AUV	$23.653	$21.513	$17.873	$19.750	$17.788	$15.451	$15.814	$14.503	$11.586	$10.291
Ending number of AUs (000s)	310	586	656	474	513	381	386	171	38	13
Global Fund
Beginning AUV	$25.330	$19.269	$22.249	$16.321	$16.347	$15.768	$15.450	$12.167	$10.059	$9.993
Ending AUV	$32.255	$25.330	$19.269	$22.249	$16.321	$16.347	$15.768	$15.450	$12.167	$10.059
Ending number of AUs (000s)	548	672	602	662	585	518	296	270	71	1
Global Real Estate Fund
Beginning AUV	$24.981	$20.310	$21.641	$19.143	$18.761	$19.043	$16.614	$16.175	$12.625	$13.504
Ending AUV	$21.904	$24.981	$20.310	$21.641	$19.143	$18.761	$19.043	$16.614	$16.175	$12.625
Ending number of AUs (000s)	797	890	787	681	553	500	402	269	239	158
Global Strategic Income Fund
Beginning AUV	$13.453	$12.163	$12.741	$12.016	$11.308	$11.597	$11.315	$11.356	$10.037	$10.000
Ending AUV	$13.856	$13.453	$12.163	$12.741	$12.016	$11.308	$11.597	$11.315	$11.356	$10.037
Ending number of AUs (000s)	85	193	183	179	154	124	115	43	973	1
Government Money Market Fund (inception May 1, 2012)
Beginning AUV	$10.424	$10.231	$10.074	$10.018	$10.008	$10.007	$10.005	$10.002	$10.000	N/A
Ending AUV	$10.455	$10.424	$10.231	$10.074	$10.018	$10.008	$10.007	$10.005	$10.002	N/A
Ending number of AUs (000s)	29,728	26,817	53,554	31,307	27,104	37,441	28,085	13,987	8,034	N/A
Government Securities Fund (inception November 9, 2007)
Beginning AUV	$14.849	$13.998	$13.921	$13.654	$13.488	$13.442	$12.908	$13.255	$12.935	$11.987
Ending AUV	$15.780	$14.849	$13.998	$13.921	$13.654	$13.488	$13.442	$12.908	$13.255	$12.935
Ending number of AUs (000s)	557	412	491	666	670	417	293	123	83	208

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Growth and Income Fund (inception November 19, 2010)
Beginning AUV	$25.264	$20.180	$23.298	$20.380	$17.027	$17.564	$15.927	$11.879	$10.362	$10.575
Ending AUV	$25.793	$25.264	$20.180	$23.298	$20.380	$17.027	$17.564	$15.927	$11.879	$10.362
Ending number of AUs (000s)	98	149	155	163	194	101	131	153	53	38
Health Care Fund
Beginning AUV	$38.073	$28.734	$28.476	$24.585	$27.767	$26.916	$22.492	$16.004	$13.237	$12.735
Ending AUV	$43.578	$38.073	$28.734	$28.476	$24.585	$27.767	$26.916	$22.492	$16.004	$13.237
Ending number of AUs (000s)	81	72	55	41	52	104	162	41	13	26
High Yield Fund
Beginning AUV	$24.430	$21.522	$22.269	$20.949	$18.837	$19.453	$19.123	$17.871	$15.251	$15.106
Ending AUV	$25.240	$24.430	$21.522	$22.269	$20.949	$18.837	$19.453	$19.123	$17.871	$15.251
Ending number of AUs (000s)	363	272	151	335	1,066	148	282	312	267	1,441
International Growth Fund (inception November 9, 2007)
Beginning AUV	$14.797	$11.509	$13.536	$11.005	$11.055	$11.320	$11.282	$9.480	$8.205	$8.799
Ending AUV	$16.868	$14.797	$11.509	$13.536	$11.005	$11.055	$11.320	$11.282	$9.480	$8.205
Ending number of AUs (000s)	277	391	424	631	755	677	576	607	578	309
Main Street Fund
Beginning AUV	$28.691	$21.779	$23.698	$20.318	$18.256	$17.706	$16.038	$12.202	$10.464	$10.020
Ending AUV	$32.620	$28.691	$21.779	$23.698	$20.318	$18.256	$17.706	$16.038	$12.202	$10.464
Ending number of AUs (000s)	109	137	121	369	150	153	98	123	51	—
Main Street Mid Cap Fund
Beginning AUV	$26.659	$21.321	$24.118	$21.036	$18.589	$19.421	$18.643	$14.512	$13.119	$14.032
Ending AUV	$29.043	$26.659	$21.321	$24.118	$21.036	$18.589	$19.421	$18.643	$14.512	$13.119
Ending number of AUs (000s)	104	142	147	163	153	137	127	86	62	45
Technology Fund
Beginning AUV	$41.610	$30.623	$30.762	$22.765	$22.938	$21.475	$19.338	$15.452	$13.886	$14.625
Ending AUV	$60.798	$41.610	$30.623	$30.762	$22.765	$22.938	$21.475	$19.338	$15.452	$13.886
Ending number of AUs (000s)	170	113	103	105	13	122	36	15	14	7
Value Opportunities Fund
Beginning AUV	$20.062	$15.418	$19.117	$16.308	$13.829	$15.478	$14.549	$10.917	$9.279	$9.605
Ending AUV	$21.132	$20.062	$15.418	$19.117	$16.308	$13.829	$15.478	$14.549	$10.917	$9.279
Ending number of AUs (000s)	1	1	1	1	1	8	9	12	11	1
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS:
Asset Strategy Portfolio (inception November 20, 2009)
Beginning AUV	$17.255	$14.169	$14.984	$12.669	$13.003	$14.187	$14.976	$11.968	$10.042	$10.822
Ending AUV	$19.650	$17.255	$14.169	$14.984	$12.669	$13.003	$14.187	$14.976	$11.968	$10.042
Ending number of AUs (000s)	211	258	342	328	581	813	1,008	1,025	552	651
Balanced Portfolio (inception November 20, 2009)
Beginning AUV	$24.159	$19.787	$20.450	$18.362	$17.997	$18.056	$16.785	$13.569	$12.143	$11.753
Ending AUV	$27.568	$24.159	$19.787	$20.450	$18.362	$17.997	$18.056	$16.785	$13.569	$12.143
Ending number of AUs (000s)	87	111	113	220	238	281	480	95	55	32
Corporate Bond Portfolio (inception November 20, 2009)
Beginning AUV	$14.539	$12.960	$13.212	$12.702	$12.209	$12.185	$11.679	$11.928	$11.276	$10.508
Ending AUV	$16.133	$14.539	$12.960	$13.212	$12.702	$12.209	$12.185	$11.679	$11.928	$11.276
Ending number of AUs (000s)	586	338	116	138	116	110	50	29	42	18
Energy Portfolio (inception November 20, 2009)
Beginning AUV	$8.327	$8.047	$12.218	$13.987	$10.395	$13.352	$14.928	$11.685	$11.526	$12.677
Ending AUV	$5.260	$8.327	$8.047	$12.218	$13.987	$10.395	$13.352	$14.928	$11.685	$11.526
Ending number of AUs (000s)	111	219	178	175	282	193	158	115	92	42

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Global Bond Portfolio (inception November 19, 2010)
Beginning AUV	$12.876	$11.768	$11.789	$11.306	$10.563	$10.851	$10.831	$10.645	$10.004	$9.996
Ending AUV	$13.926	$12.876	$11.768	$11.789	$11.306	$10.563	$10.851	$10.831	$10.645	$10.004
Ending number of AUs (000s)	101	103	130	155	92	47	43	25	64	9
Global Equity Income Portfolio (inception November 20, 2009)
Beginning AUV	$23.785	$19.314	$21.868	$18.923	$17.693	$18.064	$16.446	$12.689	$11.211	$11.763
Ending AUV	$24.534	$23.785	$19.314	$21.868	$18.923	$17.693	$18.064	$16.446	$12.689	$11.211
Ending number of AUs (000s)	2	6	7	8	9	11	14	16	16	65
Growth Portfolio (inception November 20, 2009)
Beginning AUV	$39.821	$29.155	$28.504	$22.038	$21.771	$20.315	$18.169	$13.315	$11.810	$11.564
Ending AUV	$51.985	$39.821	$29.155	$28.504	$22.038	$21.771	$20.315	$18.169	$13.315	$11.810
Ending number of AUs (000s)	0	1	1	1	1	2	2	6	10	8
High Income Portfolio (inception November 20, 2009)
Beginning AUV	$20.916	$18.811	$19.217	$18.014	$15.505	$16.584	$16.274	$14.727	$12.413	$11.793
Ending AUV	$22.177	$20.916	$18.811	$19.217	$18.014	$15.505	$16.584	$16.274	$14.727	$12.413
Ending number of AUs (000s)	1,072	830	716	677	1,335	488	822	3,121	449	121
Limited-Term Bond Portfolio (inception January 20, 2013)
Beginning AUV	$10.997	$10.551	$10.469	$10.324	$10.128	$10.040	$9.943	$10.004	N/A	N/A
Ending AUV	$11.452	$10.997	$10.551	$10.469	$10.324	$10.128	$10.040	$9.943	N/A	N/A
Ending number of AUs (000s)	397	326	380	328	342	364	92	59	N/A	N/A
Mid Cap Growth Portfolio (inception November 20, 2009)
Beginning AUV	$38.178	$27.677	$27.693	$21.824	$20.566	$21.827	$20.235	$15.573	$13.713	$13.790
Ending AUV	$56.885	$38.178	$27.677	$27.693	$21.824	$20.566	$21.827	$20.235	$15.573	$13.713
Ending number of AUs (000s)	322	232	228	207	183	178	194	179	102	114
Natural Resources Portfolio (inception November 19, 2010)
Beginning AUV	$6.909	$6.312	$8.222	$7.985	$6.449	$8.310	$9.556	$8.864	$8.700	$11.076
Ending AUV	$6.080	$6.909	$6.312	$8.222	$7.985	$6.449	$8.310	$9.556	$8.864	$8.700
Ending number of AUs (000s)	108	152	141	195	227	110	115	106	95	39
Science and Technology Portfolio (inception November 20, 2009)
Beginning AUV	$43.138	$28.858	$30.452	$23.050	$22.700	$23.372	$22.711	$14.523	$11.361	$12.056
Ending AUV	$58.392	$43.138	$28.858	$30.452	$23.050	$22.700	$23.372	$22.711	$14.523	$11.361
Ending number of AUs (000s)	155	169	121	157	153	320	268	302	41	32
Value Portfolio (inception November 20, 2009)
Beginning AUV	$27.947	$22.122	$23.848	$21.199	$19.075	$19.852	$17.893	$13.221	$11.122	$12.000
Ending AUV	$28.501	$27.947	$22.122	$23.848	$21.199	$19.075	$19.852	$17.893	$13.221	$11.122
Ending number of AUs (000s)	23	73	36	19	45	62	61	89	41	47
JANUS ASPEN SERIES: JANUS HENDERSON FUNDS- Institutional:
Balanced Portfolio (inception May 1, 2007)
Beginning AUV	$27.901	$22.760	$22.606	$19.088	$18.248	$18.135	$16.713	$13.910	$12.243	$12.045
Ending AUV	$31.894	$27.901	$22.760	$22.606	$19.088	$18.248	$18.135	$16.713	$13.910	$12.243
Ending number of AUs (000s)	1,827	1,766	1,760	1,609	1,622	1,532	1,173	740	520	533
Enterprise Portfolio (inception May 1, 2006)
Beginning AUV	$45.681	$33.717	$33.857	$26.571	$23.648	$22.732	$20.202	$15.261	$13.011	$13.199
Ending AUV	$54.577	$45.681	$33.717	$33.857	$26.571	$23.648	$22.732	$20.202	$15.261	$13.011
Ending number of AUs (000s)	948	1,259	1,030	977	819	570	403	274	246	190
Forty Portfolio (inception May 1, 2007)
Beginning AUV	$38.576	$28.125	$27.578	$21.162	$20.708	$18.453	$16.971	$12.932	$10.416	$11.163
Ending AUV	$53.775	$38.576	$28.125	$27.578	$21.162	$20.708	$18.453	$16.971	$12.932	$10.416
Ending number of AUs (000s)	289	307	254	354	338	611	121	150	150	129

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Global Research Portfolio (inception May 1, 2006)
Beginning AUV	$23.552	$18.251	$19.597	$15.427	$15.115	$15.468	$14.397	$11.210	$9.336	$10.823
Ending AUV	$28.276	$23.552	$18.251	$19.597	$15.427	$15.115	$15.468	$14.397	$11.210	$9.336
Ending number of AUs (000s)	234	271	160	157	73	74	64	85	33	43
Mid Cap Value Portfolio (inception May 1, 2007)
Beginning AUV	$24.425	$18.737	$21.695	$19.041	$15.997	$16.572	$15.236	$12.083	$10.872	$11.167
Ending AUV	$24.200	$24.425	$18.737	$21.695	$19.041	$15.997	$16.572	$15.236	$12.083	$10.872
Ending number of AUs (000s)	905	720	689	579	833	450	500	492	501	509
Overseas Portfolio (inception May 1, 2006)
Beginning AUV	$15.208	$11.973	$14.077	$10.736	$11.476	$12.555	$14.246	$12.435	$10.959	$16.157
Ending AUV	$17.687	$15.208	$11.973	$14.077	$10.736	$11.476	$12.555	$14.246	$12.435	$10.959
Ending number of AUs (000s)	358	419	308	262	155	297	355	386	454	525
Research Portfolio (inception May 1, 2006)
Beginning AUV	$33.593	$24.788	$25.444	$19.897	$19.798	$18.793	$16.632	$12.761	$10.761	$11.363
Ending AUV	$44.664	$33.593	$24.788	$25.444	$19.897	$19.798	$18.793	$16.632	$12.761	$10.761
Ending number of AUs (000s)	149	177	190	163	128	126	50	63	54	87
JANUS ASPEN SERIES: JANUS HENDERSON FUNDS- Service
Flexible Bond Portfolio (inception May 1, 2012)
Beginning AUV	$12.422	$11.368	$11.516	$11.142	$10.900	$10.907	$10.418	$10.452	$9.993	N/A
Ending AUV	$13.696	$12.422	$11.368	$11.516	$11.142	$10.900	$10.907	$10.418	$10.452	N/A
Ending number of AUs (000s)	1,868	1,561	1,905	2,316	2,579	2,504	1,017	182	65	N/A
Global Technology and Innovation Portfolio (inception May 1, 2012)
Beginning AUV	$37.719	$26.046	$25.811	$17.811	$15.645	$14.950	$13.672	$10.098	$10.016	N/A
Ending AUV	$56.853	$37.719	$26.046	$25.811	$17.811	$15.645	$14.950	$13.672	$10.098	N/A
Ending number of AUs (000s)	5	5	6	6	7	7	11	10	0	N/A
US Low Volatility Portfolio (inception November 11, 2016)
Beginning AUV	$14.638	$11.432	$11.981	$10.378	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$15.151	$14.638	$11.432	$11.981	$10.378	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	308	489	247	83	0	N/A	N/A	N/A	N/A	N/A
JPMORGAN INSURANCE TRUST:
Global Allocation Portfolio (inception October 30, 2015)
Beginning AUV	$13.179	$11.305	$12.066	$10.327	$9.757	$10.000	N/A	N/A	N/A	N/A
Ending AUV	$15.208	$13.179	$11.305	$12.066	$10.327	$9.757	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	808	909	673	998	764	14	N/A	N/A	N/A	N/A
Income Builder Portfolio (inception October 30, 2015)
Beginning AUV	$12.634	$11.056	$11.628	$10.409	$9.801	$10.000	N/A	N/A	N/A	N/A
Ending AUV	$13.293	$12.634	$11.056	$11.628	$10.409	$9.801	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	346	448	394	290	312	22	N/A	N/A	N/A	N/A
LAZARD RETIREMENT SERIES INC.:
Emerging Markets Equity Portfolio
Beginning AUV	$28.837	$24.409	$29.970	$23.446	$19.413	$24.282	$25.463	$25.784	$21.125	$25.762
Ending AUV	$28.470	$28.837	$24.409	$29.970	$23.446	$19.413	$24.282	$25.463	$25.784	$21.125
Ending number of AUs (000s)	1,024	1,180	1,185	1,378	1,252	1,081	986	796	547	415
International Equity Portfolio
Beginning AUV	$20.460	$16.908	$19.640	$16.055	$16.774	$16.486	$17.209	$14.251	$11.767	$12.689
Ending AUV	$22.145	$20.460	$16.908	$19.640	$16.055	$16.774	$16.486	$17.209	$14.251	$11.767
Ending number of AUs (000s)	500	535	589	878	821	850	503	301	183	73

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Global Dynamic Multi Asset Portfolio (inception November 16, 2012)
Beginning AUV	$17.423	$14.792	$15.831	$13.135	$12.715	$12.772	$12.436	$10.408	$10.010	N/A
Ending AUV	$17.564	$17.423	$14.792	$15.831	$13.135	$12.715	$12.772	$12.436	$10.408	N/A
Ending number of AUs (000s)	141	139	152	105	82	94	104	90	1	N/A
US Small-Mid Cap Equity Portfolio
Beginning AUV	$31.678	$24.382	$28.102	$24.663	$21.301	$21.821	$19.654	$14.530	$13.182	$14.497
Ending AUV	$33.821	$31.678	$24.382	$28.102	$24.663	$21.301	$21.821	$19.654	$14.530	$13.182
Ending number of AUs (000s)	141	140	117	98	77	75	91	40	27	35
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth Portfolio (inception April 30, 2007)
Beginning AUV	$27.758	$22.193	$24.214	$20.822	$20.575	$20.938	$17.391	$11.768	$9.912	$9.673
Ending AUV	$32.759	$27.758	$22.193	$24.214	$20.822	$20.575	$20.938	$17.391	$11.768	$9.912
Ending number of AUs (000s)	99	143	171	178	513	629	692	475	89	98
ClearBridge Dividend Strategy Portfolio (inception April 30, 2007)
Beginning AUV	$26.234	$19.936	$20.954	$17.583	$15.291	$15.978	$14.064	$11.167	$9.778	$9.063
Ending AUV	$28.247	$26.234	$19.936	$20.954	$17.583	$15.291	$15.978	$14.064	$11.167	$9.778
Ending number of AUs (000s)	373	451	371	373	362	140	221	234	144	52
ClearBridge Large Cap Growth Portfolio (inception April 30, 2007)
Beginning AUV	$36.173	$27.371	$27.366	$21.760	$20.262	$18.455	$16.190	$11.744	$9.759	$9.823
Ending AUV	$47.292	$36.173	$27.371	$27.366	$21.760	$20.262	$18.455	$16.190	$11.744	$9.759
Ending number of AUs (000s)	574	701	625	587	348	312	124	120	30	10
ClearBridge Small Cap Growth Portfolio (inception May 1, 2012)
Beginning AUV	$25.071	$19.811	$19.195	$15.491	$14.678	$15.385	$14.823	$10.110	$10.028	N/A
Ending AUV	$35.830	$25.071	$19.811	$19.195	$15.491	$14.678	$15.385	$14.823	$10.110	N/A
Ending number of AUs (000s)	997	509	433	179	124	134	155	319	25	N/A
QS Dynamic Multi Strategy Portfolio (inception May 1, 2012)
Beginning AUV	$14.794	$12.807	$13.808	$12.132	$12.190	$12.891	$12.119	$10.259	$10.028	N/A
Ending AUV	$13.564	$14.794	$12.807	$13.808	$12.132	$12.190	$12.891	$12.119	$10.259	N/A
Ending number of AUs (000s)	34	52	55	60	66	133	119	75	0	N/A
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond Portfolio
Beginning AUV	$23.882	$20.879	$21.731	$20.000	$17.301	$18.373	$18.588	$17.491	$14.782	$14.533
Ending AUV	$25.629	$23.882	$20.879	$21.731	$20.000	$17.301	$18.373	$18.588	$17.491	$14.782
Ending number of AUs (000s)	105	160	146	286	139	97	159	289	996	65
LORD ABBETT SERIES FUND, INC. :
Bond Debenture Portfolio (inception November 9, 2007)
Beginning AUV	$21.575	$19.033	$19.830	$18.157	$16.193	$16.444	$15.759	$14.569	$12.946	$12.403
Ending AUV	$23.150	$21.575	$19.033	$19.830	$18.157	$16.193	$16.444	$15.759	$14.569	$12.946
Ending number of AUs (000s)	1,383	1,275	990	1,234	1,040	1,077	1,195	933	678	581
Dividend Growth Portfolio
Beginning AUV	$34.412	$27.215	$28.549	$23.966	$20.821	$21.275	$19.074	$14.910	$13.259	$13.233
Ending AUV	$39.717	$34.412	$27.215	$28.549	$23.966	$20.821	$21.275	$19.074	$14.910	$13.259
Ending number of AUs (000s)	229	295	263	253	249	149	43	54	22	26
Growth and Income Portfolio
Beginning AUV	$25.924	$21.164	$23.040	$20.321	$17.352	$17.863	$16.593	$12.210	$10.893	$11.599
Ending AUV	$26.623	$25.924	$21.164	$23.040	$20.321	$17.352	$17.863	$16.593	$12.210	$10.893
Ending number of AUs (000s)	103	100	106	114	387	148	173	176	124	113

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
MAINSTAY VP FUNDS TRUST: (inception May 1, 2017)
MacKay Convertible Portfolios - Service
Beginning AUV	$12.625	$10.336	$10.603	$10.000	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$17.133	$12.625	$10.336	$10.603	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	1,223	830	372	115	N/A	N/A	N/A	N/A	N/A	N/A
MFS VARIABLE INSURANCE TRUST:
Growth Series - Service (inception July 31, 2015)
Beginning AUV	$18.675	$13.554	$13.235	$10.097	$9.881	$9.980	N/A	N/A	N/A	N/A
Ending AUV	$24.564	$18.675	$13.554	$13.235	$10.097	$9.881	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	600	231	111	58	24	0	N/A	N/A	N/A	N/A
New Discovery Series - Service (inception date May 1, 2020)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$16.458	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	291	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Value Series - Service (inception July 31, 2015)
Beginning AUV	$14.866	$11.479	$12.805	$10.912	$9.591	$9.970	N/A	N/A	N/A	N/A
Ending AUV	$15.345	$14.866	$11.479	$12.805	$10.912	$9.591	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	397	340	163	61	26	0	N/A	N/A	N/A	N/A
NATIONWIDE VARIABLE INSURANCE TRUST:
AQR Large Cap Defensive Style Fund (inception May 1, 2018)
Beginning AUV	$12.890	$9.968	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$14.225	$12.890	$9.968	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	322	29	4	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Bond Index Fund (inception May 1, 2007)
Beginning AUV	$16.410	$15.107	$15.154	$14.665	$14.321	$14.272	$13.479	$13.808	$13.273	$12.340
Ending AUV	$17.614	$16.410	$15.107	$15.154	$14.665	$14.321	$14.272	$13.479	$13.808	$13.273
Ending number of AUs (000s)	307	40	41	54	62	57	82	116	143	210
Columbia Overseas Value (inception date October 16, 2020)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.782	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	90	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Government Money Market Fund (inception February 8, 2019)
Beginning AUV	$10.169	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.199	$10.169	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	11,883	4,196	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
International Index Fund (inception May 1, 2007)
Beginning AUV	$12.799	$10.500	$12.158	$9.717	$9.617	$9.689	$10.281	$8.446	$7.104	$8.113
Ending AUV	$13.778	$12.799	$10.500	$12.158	$9.717	$9.617	$9.689	$10.281	$8.446	$7.104
Ending number of AUs (000s)	953	798	852	850	726	553	505	423	310	268
Investor Destinations Capital Appreciation Fund (inception October 23, 2020)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.824	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	52	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Investor Destinations Moderate Fund (inception October 23, 2020)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.725	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	211	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mid Cap Index Fund (inception May 1, 2007)
Beginning AUV	$27.808	$22.088	$24.898	$21.470	$17.822	$18.266	$16.670	$12.508	$10.632	$10.893
Ending AUV	$31.501	$27.808	$22.088	$24.898	$21.470	$17.822	$18.266	$16.670	$12.508	$10.632
Ending number of AUs (000s)	130	236	147	182	267	266	271	273	144	119
Multi-Manager Mid Cap Value Fund (inception May 1, 2017)
Beginning AUV	$11.679	$9.421	$10.843	$10.000	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.554	$11.679	$9.421	$10.843	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	149	260	171	4	N/A	N/A	N/A	N/A	N/A	N/A
Newton Sustainable U.S. Equity Fund (inception May 1, 2017)
Beginning AUV	$13.189	$10.467	$11.110	$10.000	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$14.951	$13.189	$10.467	$11.110	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	230	113	29	25	N/A	N/A	N/A	N/A	N/A	N/A
S&P 500 Index Fund (inception May 1, 2007)
Beginning AUV	$27.858	$21.212	$22.221	$18.278	$16.352	$16.146	$14.237	$10.766	$9.302	$9.133
Ending AUV	$32.938	$27.858	$21.212	$22.221	$18.278	$16.352	$16.146	$14.237	$10.766	$9.302
Ending number of AUs (000s)	640	479	409	313	259	473	554	387	363	338
Small Cap Index Fund (inception May 1, 2007)
Beginning AUV	$24.109	$19.225	$21.622	$18.874	$15.570	$16.311	$15.546	$11.204	$9.620	$10.037
Ending AUV	$28.862	$24.109	$19.225	$21.622	$18.874	$15.570	$16.311	$15.546	$11.204	$9.620
Ending number of AUs (000s)	283	257	245	250	221	299	306	236	162	130
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Mid-Cap Growth Portfolio
Beginning AUV	$43.596	$32.841	$35.088	$28.006	$26.827	$26.489	$24.622	$18.567	$16.517	$16.439
Ending AUV	$61.025	$43.596	$32.841	$35.088	$28.006	$26.827	$26.489	$24.622	$18.567	$16.517
Ending number of AUs (000s)	80	85	62	85	65	158	104	40	222	163
Mid Cap Intrinsic Value Portfolio
Beginning AUV	$27.853	$23.858	$28.159	$24.122	$20.765	$22.653	$19.900	$14.520	$12.568	$13.442
Ending AUV	$27.123	$27.853	$23.858	$28.159	$24.122	$20.765	$22.653	$19.900	$14.520	$12.568
Ending number of AUs (000s)	131	174	172	198	202	216	52	77	24	21
Short Duration Bond Portfolio
Beginning AUV	$12.989	$12.527	$12.400	$12.291	$12.143	$12.120	$12.047	$11.973	$11.446	$11.413
Ending AUV	$13.438	$12.989	$12.527	$12.400	$12.291	$12.143	$12.120	$12.047	$11.973	$11.446
Ending number of AUs (000s)	455	431	420	353	341	471	327	256	78	106
Sustainable Equity Portfolio
Beginning AUV	$33.741	$26.803	$28.431	$24.007	$21.852	$21.953	$19.889	$14.454	$13.024	$13.438
Ending AUV	$40.341	$33.741	$26.803	$28.431	$24.007	$21.852	$21.953	$19.889	$14.454	$13.024
Ending number of AUs (000s)	56	75	37	52	71	89	172	115	94	67
US Equity Index PutWrite Strategy Portfolio (inception date May 1, 2015)
Beginning AUV	$10.548	$9.152	$9.818	$9.203	$9.262	$10.020	N/A	N/A	N/A	N/A
Ending AUV	$11.419	$10.548	$9.152	$9.818	$9.203	$9.262	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	60	62	85	86	112	70	N/A	N/A	N/A	N/A
NORTHERN LIGHTS VARIABLE TRUST:
7Twelve Portfolio Class 3 (inception May 1, 2015)
Beginning AUV	$11.556	$10.039	$10.966	$9.920	$9.073	$10.030	N/A	N/A	N/A	N/A
Ending AUV	$12.180	$11.556	$10.039	$10.966	$9.920	$9.073	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	63	124	120	108	45	36	N/A	N/A	N/A	N/A

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
7Twelve Portfolio Class 4 (inception May 1, 2013)
Beginning AUV	$12.073	$10.508	$11.500	$10.422	$9.542	$10.299	$ 10.330	$ 9.909	N/A	N/A
Ending AUV	$12.701	$12.073	$10.508	$11.500	$10.422	$9.542	$ 10.299	$ 10.330	N/A	N/A
Ending number of AUs (000s)	1	1	1	10	10	22	71	52	N/A	N/A
BTS Tactical Fixed Income Portfolio (inception October 30, 2015)
Beginning AUV	$10.887	$10.574	$11.259	$10.945	$9.669	$10.000	N/A	N/A	N/A	N/A
Ending AUV	$11.150	$10.887	$10.574	$11.259	$10.945	$9.669	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	840	379	907	1,277	796	7	N/A	N/A	N/A	N/A
Power Dividend Index Portfolio (inception May 1, 2007)
Beginning AUV	$14.878	$15.313	$16.647	$15.012	$14.913	$15.524	$14.517	$12.117	$10.956	$10.335
Ending AUV	$13.799	$14.878	$15.313	$16.647	$15.012	$14.913	$15.524	$14.517	$12.117	$10.956
Ending number of AUs (000s)	70	307	403	352	46	65	53	45	38	15
Power Income Portfolio (inception May 1, 2012)
Beginning AUV	$11.501	$10.676	$11.042	$10.813	$10.361	$10.627	$10.743	$10.270	$10.000	N/A
Ending AUV	$10.814	$11.501	$10.676	$11.042	$10.813	$10.361	$10.627	$10.743	$10.270	N/A
Ending number of AUs (000s)	19	240	286	102	120	311	185	312	342	N/A
Power Momentum Portfolio (inception May 1, 2007)
Beginning AUV	$20.301	$18.820	$19.335	$15.989	$15.172	$15.333	$14.191	$10.421	$8.925	$8.831
Ending AUV	$20.058	$20.301	$18.820	$19.335	$15.989	$15.172	$15.333	$14.191	$10.421	$8.925
Ending number of AUs (000s)	62	200	228	97	68	137	145	134	89	39
Probabilities Portfolio (inception May 1, 2013)
Beginning AUV	$13.837	$10.351	$12.246	$10.592	$10.354	$10.950	$10.440	$10.000	N/A	N/A
Ending AUV	$12.699	$13.837	$10.351	$12.246	$10.592	$10.354	$10.950	$10.440	N/A	N/A
Ending number of AUs (000s)	354	643	817	1,369	1,508	2,492	3,051	3,600	N/A	N/A
Rational Trend Aggregation VA Portfolio (inception February 8, 2019)
Beginning AUV	$10.135	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.257	$10.135	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	71	528	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
TOPS Aggressive Growth ETF- Class 1 (inception May 2, 2011)
Beginning AUV	$19.223	$15.415	$17.052	$14.128	$12.457	$12.909	$12.282	$9.931	$8.567	$9.970
Ending AUV	$21.707	$19.223	$15.415	$17.052	$14.128	$12.457	$12.909	$12.282	$9.931	$8.567
Ending number of AUs (000s)	4	4	6	6	6	6	6	6	—	—
TOPS Balanced ETF- Class 1 (inception May 2, 2011)
Beginning AUV	$15.731	$13.531	$14.300	$12.860	$11.883	$ 12.173	$11.620	$10.668	$9.485	$9.990
Ending AUV	$17.086	$15.731	$13.531	$14.300	$12.860	$ 11.883	$12.173	$11.620	$10.668	$9.485
Ending number of AUs (000s)	11	11	11	11	13	2	2	0	169	—
TOPS Conservative ETF- Class 1 (inception May 2, 2011)
Beginning AUV	$14.215	$12.689	$13.011	$12.150	$11.445	$11.652	$11.383	$10.860	$9.841	$10.000
Ending AUV	$15.243	$14.215	$12.689	$13.011	$12.150	$11.445	$11.652	$11.383	$10.860	$9.841
Ending number of AUs (000s)	0	2	2	5	5	5	5	6	4	—
TOPS Growth ETF- Class 1 (inception May 2, 2011)
Beginning AUV	$19.598	$16.016	$17.517	$14.815	$13.158	$13.720	$13.200	$11.079	$9.526	$9.970
Ending AUV	$21.934	$19.598	$16.016	$17.517	$14.815	$13.158	$13.720	$13.200	$11.079	$9.526
Ending number of AUs (000s)	62	106	112	106	119	119	63	62	34	11
TOPS Managed Risk Balanced ETF- Class 1 (inception November 18, 2011)
Beginning AUV	$14.982	$13.049	$13.854	$12.492	$11.742	$12.250	$11.855	$10.969	$10.092	$10.000
Ending AUV	$15.906	$14.982	$13.049	$13.854	$12.492	$11.742	$12.250	$11.855	$10.969	$10.092
Ending number of AUs (000s)	9	9	19	30	30	58	391	559	485	68

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
TOPS Managed Risk Growth ETF- Class 1 (inception May 2, 2011)
Beginning AUV	$14.621	$12.463	$13.620	$11.545	$10.905	$11.965	$11.789	$10.135	$9.346	$9.990
Ending AUV	$15.420	$14.621	$12.463	$13.620	$11.545	$10.905	$11.965	$11.789	$10.135	$9.346
Ending number of AUs (000s)	1,303	1,431	1,540	1,661	1,785	2,189	2,605	3,053	2,379	989
TOPS Managed Risk Moderate Growth ETF- Class 1 (inception November 18, 2011)
Beginning AUV	$15.745	$13.505	$14.522	$12.719	$11.943	$12.719	$12.329	$10.944	$10.051	$10.000
Ending AUV	$16.720	$15.745	$13.505	$14.522	$12.719	$11.943	$12.719	$12.329	$10.944	$10.051
Ending number of AUs (000s)	67	71	75	124	127	236	484	518	554	2
TOPS Moderate Growth ETF- Class 1 (inception May 2, 2011)
Beginning AUV	$16.782	$14.086	$15.081	$13.185	$11.900	$12.285	$11.832	$10.448	$9.069	$9.980
Ending AUV	$18.599	$16.782	$14.086	$15.081	$13.185	$11.900	$12.285	$11.832	$10.448	$9.069
Ending number of AUs (000s)	42	97	99	115	129	110	0	169	90	51
TOPS Aggressive Growth ETF- Class 2 (inception May 1, 2019)
Beginning AUV	$10.824	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.197	$10.824	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	18	3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
TOPS Balanced ETF- Class 2 (inception May 1, 2019)
Beginning AUV	$10.655	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.549	$10.655	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	29	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
TOPS Conservative ETF- Class 2 (inception May 2, 2011)
Beginning AUV	$13.915	$12.458	$12.800	$11.982	$11.323	$11.565	$11.325	$10.830	$9.831	$10.000
Ending AUV	$14.895	$13.915	$12.458	$12.800	$11.982	$11.323	$11.565	$11.325	$10.830	$9.831
Ending number of AUs (000s)	70	69	45	35	24	161	165	38	55	—
TOPS Growth ETF- Class 2 (inception May 2, 2011)
Beginning AUV	$19.096	$15.644	$17.149	$14.540	$12.945	$13.532	$13.055	$10.980	$9.466	$9.970
Ending AUV	$21.324	$19.096	$15.644	$17.149	$14.540	$12.945	$13.532	$13.055	$10.980	$9.466
Ending number of AUs (000s)	24	3	3	4	4	4	5	6	34	—
TOPS Managed Risk Balanced ETF- Class 2 (inception November 18, 2011)
Beginning AUV	$14.677	$12.813	$13.635	$12.331	$11.608	$12.155	$11.794	$10.927	$10.082	$10.000
Ending AUV	$15.542	$14.677	$12.813	$13.635	$12.331	$11.608	$12.155	$11.794	$10.927	$10.082
Ending number of AUs (000s)	61	60	49	162	175	180	132	25	10	—
TOPS Managed Risk Growth ETF- Class 2 (inception May 2, 2011)
Beginning AUV	$14.317	$12.228	$13.397	$11.386	$10.786	$11.872	$11.718	$10.105	$9.336	$9.990
Ending AUV	$15.059	$14.317	$12.228	$13.397	$11.386	$10.786	$11.872	$11.718	$10.105	$9.336
Ending number of AUs (000s)	46	47	27	32	31	16	10	1	—	—
TOPS Managed Risk Moderate Growth ETF- Class 2 (inception November 18, 2011)
Beginning AUV	$15.434	$13.270	$14.303	$12.563	$11.817	$12.620	$12.275	$10.921	$10.051	$10.000
Ending AUV	$16.346	$15.434	$13.270	$14.303	$12.563	$11.817	$12.620	$12.275	$10.921	$10.051
Ending number of AUs (000s)	58	51	53	55	60	126	103	85	72	72
TOPS Moderate Growth ETF- Class 2 (inception May 2, 2011)
Beginning AUV	$16.413	$13.803	$14.824	$12.991	$11.754	$12.173	$11.763	$10.408	$9.059	$9.980
Ending AUV	$18.153	$16.413	$13.803	$14.824	$12.991	$11.754	$12.173	$11.763	$10.408	$9.059
Ending number of AUs (000s)	97	40	3	3	3	3	3	3	—	—
PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio - Administrative Class (inception May 1, 2006)
Beginning AUV	$19.159	$17.122	$18.101	$15.942	$14.117	$15.511	$15.437	$15.395	$13.394	$13.137
Ending AUV	$20.694	$19.159	$17.122	$18.101	$15.942	$14.117	$15.511	$15.437	$15.395	$13.394
Ending number of AUs (000s)	581	618	644	657	661	1,333	1,917	2,095	1,619	897

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
All Asset Portfolio - Institutional Class (inception June 1, 2020)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.735	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	49	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
CommodityRealReturn Strategy Portfolio (inception May 1, 2006)
Beginning AUV	$6.648	$5.966	$6.948	$6.802	$5.907	$7.950	$9.746	$11.425	$10.841	$11.727
Ending AUV	$6.738	$6.648	$5.966	$6.948	$6.802	$5.907	$7.950	$9.746	$11.425	$10.841
Ending number of AUs (000s)	1,340	1,337	1,555	1,689	1,594	1,313	1,451	1,210	844	625
Dynamic Bond Portfolio (inception February 3, 2012)
Beginning AUV	$12.473	$11.887	$11.765	$11.204	$10.698	$10.881	$10.560	$10.679	$9.990	N/A
Ending AUV	$13.073	$12.473	$11.887	$11.765	$11.204	$10.698	$10.881	$10.560	$10.679	N/A
Ending number of AUs (000s)	756	1,061	1,058	1,004	912	1,006	1,178	1,332	490	N/A
Emerging Markets Bond Portfolio (inception May 1, 2006)
Beginning AUV	$22.575	$19.670	$20.647	$18.792	$16.585	$16.965	$16.713	$17.961	$15.238	$14.333
Ending AUV	$24.089	$22.575	$19.670	$20.647	$18.792	$16.585	$16.965	$16.713	$17.961	$15.238
Ending number of AUs (000s)	1,123	1,450	1,110	1,128	971	836	803	846	1,407	690
Global Bond Opportunities Unhedged Portfolio (inception May 1, 2006)
Beginning AUV	$17.281	$16.284	$16.996	$15.647	$15.039	$15.671	$15.324	$16.743	$15.657	$14.556
Ending AUV	$19.029	$17.281	$16.284	$16.996	$15.647	$15.039	$15.671	$15.324	$16.743	$15.657
Ending number of AUs (000s)	189	176	176	148	139	129	196	206	259	254
Global Core Bond Hedged Portfolio (inception November 18, 2011)
Beginning AUV	$11.647	$10.796	$10.684	$10.245	$9.594	$10.102	$10.256	$10.588	$9.971	$10.000
Ending AUV	$12.591	$11.647	$10.796	$10.684	$10.245	$9.594	$10.102	$10.256	$10.588	$9.971
Ending number of AUs (000s)	200	117	67	32	25	22	73	166	19	1
Global Diversified Allocation Portfolio (inception November 15, 2012)
Beginning AUV	$16.093	$13.223	$14.520	$12.424	$11.525	$12.204	$11.528	$10.350	$10.000	N/A
Ending AUV	$16.761	$16.093	$13.223	$14.520	$12.424	$11.525	$12.204	$11.528	$10.350	N/A
Ending number of AUs (000s)	1	1	1	1	1	5	10	14	0	N/A
Global Managed Asset Allocation Portfolio (inception November 19, 2010)
Beginning AUV	$13.821	$11.807	$12.488	$10.947	$10.522	$10.537	$10.064	$10.923	$10.033	$10.210
Ending AUV	$16.148	$13.821	$11.807	$12.488	$10.947	$10.522	$10.537	$10.064	$10.923	$10.033
Ending number of AUs (000s)	158	161	156	87	82	94	84	397	233	131
High Yield Portfolio (inception May 1, 2006)
Beginning AUV	$22.960	$20.014	$20.558	$19.284	$17.150	$17.436	$16.873	$15.958	$13.961	$13.510
Ending AUV	$24.280	$22.960	$20.014	$20.558	$19.284	$17.150	$17.436	$16.873	$15.958	$13.961
Ending number of AUs (000s)	1,582	2,529	1,077	1,429	1,680	1,273	1,094	3,612	4,501	3,227
Income Portfolio (inception May 1, 2016)
Beginning AUV	$12.426	$11.445	$11.401	$10.549	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$13.235	$12.426	$11.445	$11.401	$10.549	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	10,073	9,821	7,423	6,955	1,671	N/A	N/A	N/A	N/A	N/A
International Bond Unhedged Portfolio (inception November 14, 2008)
Beginning AUV	$14.575	$13.618	$14.182	$12.795	$12.422	$13.368	$13.314	$14.236	$13.494	$12.434
Ending AUV	$16.145	$14.575	$13.618	$14.182	$12.795	$12.422	$13.368	$13.314	$14.236	$13.494
Ending number of AUs (000s)	381	407	396	357	357	380	401	288	274	184
International Bond US Dollar-Hedged Portfolio (inception May 1, 2006)
Beginning AUV	$20.774	$19.414	$19.011	$18.499	$17.374	$17.324	$15.585	$15.507	$13.989	$13.103
Ending AUV	$21.929	$20.774	$19.414	$19.011	$18.499	$17.374	$17.324	$15.585	$15.507	$13.989
Ending number of AUs (000s)	1,718	1,847	1,921	1,911	1,237	1,525	1,621	588	758	699
Long Term US Government Portfolio (inception November 1, 2006)
Beginning AUV	$23.550	$20.782	$21.289	$19.539	$19.409	$19.682	$15.871	$18.232	$17.458	$13.657
Ending AUV	$27.646	$23.550	$20.782	$21.289	$19.539	$19.409	$19.682	$15.871	$18.232	$17.458
Ending number of AUs (000s)	534	550	517	291	216	245	305	69	103	215

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Low Duration Portfolio (inception November 1, 2006)
Beginning AUV	$14.875	$14.299	$14.250	$14.061	$13.866	$13.823	$13.706	$13.725	$12.966	$12.824
Ending AUV	$15.320	$14.875	$14.299	$14.250	$14.061	$13.866	$13.823	$13.706	$13.725	$12.966
Ending number of AUs (000s)	2,057	2,011	2,585	2,106	2,307	2,296	2,033	2,001	1,776	1,603
Real Return Portfolio
Beginning AUV	$17.079	$15.750	$16.105	$15.538	$14.770	$15.181	$14.726	$16.221	$14.915	$13.357
Ending AUV	$19.079	$17.079	$15.750	$16.105	$15.538	$14.770	$15.181	$14.726	$16.221	$14.915
Ending number of AUs (000s)	1,572	1,469	1,788	1,652	1,270	1,187	1,247	1,168	1,842	1,498
Short Term Portfolio
Beginning AUV	$14.082	$13.699	$13.492	$13.176	$12.871	$12.730	$12.640	$12.569	$12.230	$12.168
Ending AUV	$14.398	$14.082	$13.699	$13.492	$13.176	$12.871	$12.730	$12.640	$12.569	$12.230
Ending number of AUs (000s)	3,830	4,385	4,741	1,820	1,476	1,862	1,211	1,380	718	742
Total Return Portfolio
Beginning AUV	$20.004	$18.462	$18.560	$17.691	$17.230	$17.153	$16.449	$16.778	$15.310	$14.777
Ending AUV	$21.734	$20.004	$18.462	$18.560	$17.691	$17.230	$17.153	$16.449	$16.778	$15.310
Ending number of AUs (000s)	6,694	6,412	6,444	6,195	5,647	5,525	4,763	5,987	5,409	3,776
PROFUNDS VP:
Access VP High Yield Fund (inception May 3, 2010)
Beginning AUV	$18.559	$16.507	$16.609	$15.849	$14.540	$14.518	$14.186	$12.894	$11.298	$10.997
Ending AUV	$18.547	$18.559	$16.507	$16.609	$15.849	$14.540	$14.518	$14.186	$12.894	$11.298
Ending number of AUs (000s)	85	75	26	48	68	65	204	496	1,074	684
Asia 30 Fund (inception May 3, 2010)
Beginning AUV	$13.430	$10.633	$13.062	$9.830	$9.768	$10.779	$10.950	$9.524	$8.248	$11.298
Ending AUV	$18.204	$13.430	$10.633	$13.062	$9.830	$9.768	$10.779	$10.950	$9.524	$8.248
Ending number of AUs (000s)	131	124	64	144	66	252	26	46	82	26
Banks Fund (inception November 19, 2010)
Beginning AUV	$25.871	$18.963	$23.097	$19.587	$15.895	$15.964	$14.463	$10.838	$8.124	$11.091
Ending AUV	$21.935	$25.871	$18.963	$23.097	$19.587	$15.895	$15.964	$14.463	$10.838	$8.124
Ending number of AUs (000s)	54	103	49	149	88	76	148	57	11	1
Basic Materials Fund (inception May 3, 2010)
Beginning AUV	$16.187	$13.751	$16.699	$13.582	$11.462	$13.316	$13.095	$11.057	$10.192	$12.155
Ending AUV	$18.856	$16.187	$13.751	$16.699	$13.582	$11.462	$13.316	$13.095	$11.057	$10.192
Ending number of AUs (000s)	277	48	39	140	89	54	34	80	23	4
Bear Fund (inception May 3, 2010)
Beginning AUV	$2.325	$3.018	$2.900	$3.535	$4.066	$4.276	$4.987	$6.789	$8.140	$8.934
Ending AUV	$1.730	$2.325	$3.018	$2.900	$3.535	$4.066	$4.276	$4.987	$6.789	$8.140
Ending number of AUs (000s)	374	93	232	254	168	124	45	822	53	7
Biotechnology Fund (inception May 3, 2010)
Beginning AUV	$38.213	$32.813	$35.187	$28.714	$33.972	$32.887	$25.351	$15.053	$10.698	$10.040
Ending AUV	$44.088	$38.213	$32.813	$35.187	$28.714	$33.972	$32.887	$25.351	$15.053	$10.698
Ending number of AUs (000s)	84	76	33	56	33	90	118	98	31	1
Bull Fund (inception May 3, 2010)
Beginning AUV	$27.504	$21.341	$22.738	$19.053	$17.375	$17.455	$15.659	$12.068	$10.596	$10.596
Ending AUV	$31.914	$27.504	$21.341	$22.738	$19.053	$17.375	$17.455	$15.659	$12.068	$10.596
Ending number of AUs (000s)	678	615	493	917	639	947	1,183	888	410	237
Consumer Goods Fund (inception May 3, 2010)
Beginning AUV	$24.831	$19.619	$23.028	$20.015	$19.330	$18.558	$16.836	$13.107	$11.823	$11.055
Ending AUV	$32.541	$24.831	$19.619	$23.028	$20.015	$19.330	$18.558	$16.836	$13.107	$11.823
Ending number of AUs (000s)	78	56	31	234	60	109	119	55	74	6

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Consumer Services Fund (inception November 19, 2010)
Beginning AUV	$34.071	$27.336	$27.169	$22.953	$22.031	$21.044	$18.713	$13.379	$10.957	$10.386
Ending AUV	$43.728	$34.071	$27.336	$27.169	$22.953	$22.031	$21.044	$18.713	$13.379	$10.957
Ending number of AUs (000s)	69	57	60	103	59	84	195	246	93	4
Emerging Markets Fund (inception May 3, 2010)
Beginning AUV	$11.032	$8.880	$10.480	$7.864	$7.084	$8.573	$8.876	$9.485	$8.901	$11.085
Ending AUV	$13.979	$11.032	$8.880	$10.480	$7.864	$7.084	$8.573	$8.876	$9.485	$8.901
Ending number of AUs (000s)	526	319	149	340	125	35	75	67	200	3
Europe 30 Fund (inception May 3, 2010)
Beginning AUV	$14.645	$12.433	$14.479	$12.095	$11.219	$12.588	$13.779	$11.328	$9.716	$10.663
Ending AUV	$13.293	$14.645	$12.433	$14.479	$12.095	$11.219	$12.588	$13.779	$11.328	$9.716
Ending number of AUs (000s)	49	61	46	409	70	122	59	147	87	9
Falling U.S. Dollar Fund (inception November 19, 2010)
Beginning AUV	$6.906	$7.071	$7.547	$6.959	$7.392	$8.214	$9.398	$9.591	$9.665	$9.936
Ending AUV	$7.237	$6.906	$7.071	$7.547	$6.959	$7.392	$8.214	$9.398	$9.591	$9.665
Ending number of AUs (000s)	66	28	4	9	7	0	1	0	0	0
Financials Fund (inception May 3, 2010)
Beginning AUV	$24.798	$19.036	$21.252	$17.981	$15.593	$15.829	$14.019	$10.614	$8.509	$9.875
Ending AUV	$24.359	$24.798	$19.036	$21.252	$17.981	$15.593	$15.829	$14.019	$10.614	$8.509
Ending number of AUs (000s)	118	174	110	364	283	307	255	124	25	7
Government Money Market Fund (inception May 3, 2010)
Beginning AUV	$10.135	$10.057	$10.015	$10.013	$10.011	$10.009	$10.006	$10.004	$10.002	$10.000
Ending AUV	$10.139	$10.135	$10.057	$10.015	$10.013	$10.011	$10.009	$10.006	$10.004	$10.002
Ending number of AUs (000s)	576	937	3,871	3,689	3,186	5,542	3,227	2,705	3,363	364
Health Care Fund (inception May 3, 2010)
Beginning AUV	$34.753	$29.113	$27.877	$23.054	$24.028	$22.879	$18.496	$13.234	$11.272	$10.237
Ending AUV	$39.770	$34.753	$29.113	$27.877	$23.054	$24.028	$22.879	$18.496	$13.234	$11.272
Ending number of AUs (000s)	103	138	149	110	62	179	229	161	73	5
Industrials Fund (inception May 3, 2010)
Beginning AUV	$28.307	$21.692	$24.866	$20.316	$17.284	$17.896	$16.950	$12.266	$10.592	$10.785
Ending AUV	$33.051	$28.307	$21.692	$24.866	$20.316	$17.284	$17.896	$16.950	$12.266	$10.592
Ending number of AUs (000s)	119	130	43	399	375	64	109	268	143	20
International Fund (inception May 3, 2010)
Beginning AUV	$14.089	$11.813	$14.023	$11.513	$11.621	$12.045	$13.108	$10.970	$9.462	$11.046
Ending AUV	$14.780	$14.089	$11.813	$14.023	$11.513	$11.621	$12.045	$13.108	$10.970	$9.462
Ending number of AUs (000s)	11	14	16	73	18	27	16	88	144	3
Internet Fund (inception November 19, 2010)
Beginning AUV	$38.065	$32.249	$30.733	$22.590	$21.406	$17.786	$17.589	$11.594	$9.680	$10.399
Ending AUV	$57.411	$38.065	$32.249	$30.733	$22.590	$21.406	$17.786	$17.589	$11.594	$9.680
Ending number of AUs (000s)	144	105	115	80	57	162	28	50	23	2
Japan Fund (inception May 3, 2010)
Beginning AUV	$18.609	$15.508	$17.550	$14.816	$14.755	$13.945	$13.510	$9.114	$7.412	$9.099
Ending AUV	$21.574	$18.609	$15.508	$17.550	$14.816	$14.755	$13.945	$13.510	$9.114	$7.412
Ending number of AUs (000s)	193	77	79	148	153	116	27	58	80	14
Large-Cap Growth Fund (inception May 3, 2010)
Beginning AUV	$32.086	$24.894	$25.366	$20.246	$19.279	$18.581	$16.454	$12.593	$11.172	$10.833
Ending AUV	$42.010	$32.086	$24.894	$25.366	$20.246	$19.279	$18.581	$16.454	$12.593	$11.172
Ending number of AUs (000s)	152	178	269	295	205	222	229	126	27	2
Large-Cap Value Fund (inception May 3, 2010)
Beginning AUV	$24.628	$18.978	$21.234	$18.719	$16.217	$17.023	$15.409	$11.863	$10.278	$10.411
Ending AUV	$24.614	$24.628	$18.978	$21.234	$18.719	$16.217	$17.023	$15.409	$11.863	$10.278
Ending number of AUs (000s)	43	251	118	60	188	11	52	170	138	16

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mid-Cap Fund (inception May 3, 2010)
Beginning AUV	$23.554	$19.068	$21.882	$19.290	$16.322	$17.082	$15.869	$12.133	$10.501	$10.959
Ending AUV	$26.088	$23.554	$19.068	$21.882	$19.290	$16.322	$17.082	$15.869	$12.133	$10.501
Ending number of AUs (000s)	81	90	645	1,258	1,503	1,237	675	616	187	67
Mid-Cap Growth Fund (inception May 3, 2010)
Beginning AUV	$25.785	$20.754	$23.578	$19.930	$17.656	$17.606	$16.627	$12.738	$11.040	$11.369
Ending AUV	$31.173	$25.785	$20.754	$23.578	$19.930	$17.656	$17.606	$16.627	$12.738	$11.040
Ending number of AUs (000s)	105	14	16	42	26	208	39	129	89	2
Mid-Cap Value Fund (inception May 3, 2010)
Beginning AUV	$23.569	$18.995	$21.906	$19.805	$15.928	$17.356	$15.751	$11.919	$10.225	$10.642
Ending AUV	$24.111	$23.569	$18.995	$21.906	$19.805	$15.928	$17.356	$15.751	$11.919	$10.225
Ending number of AUs (000s)	28	51	37	26	257	135	52	55	109	7
NASDAQ-100 Fund (inception May 3, 2010)
Beginning AUV	$40.425	$29.571	$30.135	$23.115	$21.961	$20.437	$17.467	$13.009	$11.192	$11.032
Ending AUV	$58.845	$40.425	$29.571	$30.135	$23.115	$21.961	$20.437	$17.467	$13.009	$11.192
Ending number of AUs (000s)	874	862	329	422	527	571	481	328	154	18
Oil & Gas Fund (inception May 3, 2010)
Beginning AUV	$10.467	$9.646	$12.091	$12.488	$10.056	$13.123	$14.722	$11.866	$11.532	$11.279
Ending AUV	$6.860	$10.467	$9.646	$12.091	$12.488	$10.056	$13.123	$14.722	$11.866	$11.532
Ending number of AUs (000s)	237	373	89	167	372	97	53	71	54	6
Pharmaceuticals Fund (inception May 3, 2010)
Beginning AUV	$24.865	$21.803	$23.244	$21.062	$21.879	$20.948	$17.551	$13.334	$11.921	$10.265
Ending AUV	$27.976	$24.865	$21.803	$23.244	$21.062	$21.879	$20.948	$17.551	$13.334	$11.921
Ending number of AUs (000s)	66	63	28	32	23	41	78	23	14	71
Precious Metals Fund (inception May 3, 2010)
Beginning AUV	$5.622	$3.851	$4.450	$4.227	$2.713	$4.040	$5.307	$8.552	$10.007	$12.387
Ending AUV	$6.977	$5.622	$3.851	$4.450	$4.227	$2.713	$4.040	$5.307	$8.552	$10.007
Ending number of AUs (000s)	525	391	320	204	219	168	120	294	74	80
Real Estate Fund (inception May 3, 2010)
Beginning AUV	$22.652	$17.870	$18.950	$17.538	$16.589	$16.535	$13.227	$13.214	$11.278	$10.766
Ending AUV	$21.227	$22.652	$17.870	$18.950	$17.538	$16.589	$16.535	$13.227	$13.214	$11.278
Ending number of AUs (000s)	45	155	57	34	27	76	164	35	54	8
Rising Rates Opportunity Fund (inception May 3, 2010)
Beginning AUV	$2.971	$3.597	$3.453	$3.920	$4.133	$4.200	$6.022	$5.170	$5.556	$8.889
Ending AUV	$2.178	$2.971	$3.597	$3.453	$3.920	$4.133	$4.200	$6.022	$5.170	$5.556
Ending number of AUs (000s)	259	314	709	181	404	260	107	252	111	32
Semiconductor Fund (inception November 19, 2010)
Beginning AUV	$39.518	$26.385	$29.392	$21.683	$16.979	$17.482	$12.995	$9.736	$10.159	$10.571
Ending AUV	$57.241	$39.518	$26.385	$29.392	$21.683	$16.979	$17.482	$12.995	$9.736	$10.159
Ending number of AUs (000s)	83	57	40	54	47	74	54	3	1	0
Short Emerging Markets Fund (inception November 19, 2010)
Beginning AUV	$5.316	$6.728	$5.976	$8.282	$9.887	$8.866	$9.134	$9.155	$10.528	$9.514
Ending AUV	$3.628	$5.316	$6.728	$5.976	$8.282	$9.887	$8.866	$9.134	$9.155	$10.528
Ending number of AUs (000s)	7	29	129	27	37	322	7	4	0	2
Short International Fund (inception November 19, 2010)
Beginning AUV	$4.422	$5.355	$4.637	$5.843	$6.209	$6.453	$6.277	$7.947	$9.952	$9.776
Ending AUV	$3.673	$4.422	$5.355	$4.637	$5.843	$6.209	$6.453	$6.277	$7.947	$9.952
Ending number of AUs (000s)	50	15	252	12	2	55	25	13	24	2
Short Mid-Cap Fund (inception November 19, 2010)
Beginning AUV	$2.557	$3.243	$2.923	$3.433	$4.301	$4.375	$4.997	$6.911	$8.527	$9.291
Ending AUV	$1.875	$2.557	$3.243	$2.923	$3.433	$4.301	$4.375	$4.997	$6.911	$8.527
Ending number of AUs (000s)	3	8	57	13	1	7	3	0	0	0

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Short NASDAQ-100 Fund (inception May 3, 2010)
Beginning AUV	$1.456	$2.024	$2.084	$2.788	$3.099	$3.564	$4.421	$6.263	$7.712	$8.614
Ending AUV	$0.833	$1.456	$2.024	$2.084	$2.788	$3.099	$3.564	$4.421	$6.263	$7.712
Ending number of AUs (000s)	438	115	133	32	54	30	35	8	124	2
Short Small-Cap Fund (inception May 3, 2010)
Beginning AUV	$2.263	$2.857	$2.588	$3.016	$3.847	$3.878	$4.273	$6.215	$7.669	$8.436
Ending AUV	$1.540	$2.263	$2.857	$2.588	$3.016	$3.847	$3.878	$4.273	$6.215	$7.669
Ending number of AUs (000s)	209	122	40	27	39	13	9	6	47	5
Small Cap Fund (inception November 19, 2010)
Beginning AUV	$22.343	$18.077	$20.752	$18.458	$15.423	$16.443	$16.046	$11.697	$10.193	$10.804
Ending AUV	$26.154	$22.343	$18.077	$20.752	$18.458	$15.423	$16.443	$16.046	$11.697	$10.193
Ending number of AUs (000s)	444	403	312	340	502	301	354	205	37	79
Small-Cap Growth Fund (inception May 3, 2010)
Beginning AUV	$28.283	$23.744	$25.192	$22.300	$18.547	$18.332	$17.942	$12.777	$11.359	$11.216
Ending AUV	$33.202	$28.283	$23.744	$25.192	$22.300	$18.547	$18.332	$17.942	$12.777	$11.359
Ending number of AUs (000s)	83	43	112	82	154	101	51	84	80	25
Small-Cap Value Fund (inception May 3, 2010)
Beginning AUV	$23.170	$18.905	$22.037	$20.087	$15.598	$17.006	$16.072	$11.674	$10.050	$10.480
Ending AUV	$23.416	$23.170	$18.905	$22.037	$20.087	$15.598	$17.006	$16.072	$11.674	$10.050
Ending number of AUs (000s)	142	146	131	138	565	101	305	111	152	26
Technology Fund (inception May 3, 2010)
Beginning AUV	$38.022	$26.189	$26.804	$19.828	$17.650	$17.236	$14.592	$11.656	$10.567	$10.713
Ending AUV	$55.057	$38.022	$26.189	$26.804	$19.828	$17.650	$17.236	$14.592	$11.656	$10.567
Ending number of AUs (000s)	112	112	107	109	73	95	186	71	2	81
Telecommunications Fund (inception November 19, 2010)
Beginning AUV	$16.613	$14.475	$17.050	$17.420	$14.319	$14.105	$14.025	$12.515	$10.741	$10.544
Ending AUV	$17.136	$16.613	$14.475	$17.050	$17.420	$14.319	$14.105	$14.025	$12.515	$10.741
Ending number of AUs (000s)	39	31	22	41	45	8	22	20	25	2
U.S. Government Plus Fund (inception May 3, 2010)
Beginning AUV	$19.535	$16.524	$17.471	$15.957	$16.007	$16.964	$12.437	$15.376	$15.228	$10.611
Ending AUV	$23.576	$19.535	$16.524	$17.471	$15.957	$16.007	$16.964	$12.437	$15.376	$15.228
Ending number of AUs (000s)	46	168	81	124	179	161	146	4	32	37
UltraBull Fund (inception May 3, 2010)
Beginning AUV	$60.940	$38.047	$45.029	$31.932	$26.924	$27.723	$22.496	$13.386	$10.384	$10.911
Ending AUV	$73.024	$60.940	$38.047	$45.029	$31.932	$26.924	$27.723	$22.496	$13.386	$10.384
Ending number of AUs (000s)	50	54	61	65	82	28	92	30	16	2
UltraMid-Cap Fund (inception May 3, 2010)
Beginning AUV	$46.378	$31.381	$42.852	$33.256	$24.114	$26.542	$23.012	$13.488	$10.180	$11.789
Ending AUV	$48.799	$46.378	$31.381	$42.852	$33.256	$24.114	$26.542	$23.012	$13.488	$10.180
Ending number of AUs (000s)	23	33	48	48	63	13	36	48	15	2
UltraNASDAQ-100 Fund (inception May 3, 2010)
Beginning AUV	$128.314	$71.419	$79.030	$46.950	$43.223	$38.048	$28.010	$15.644	$11.697	$11.838
Ending AUV	$239.049	$128.314	$71.419	$79.030	$46.950	$43.223	$38.048	$28.010	$15.644	$11.697
Ending number of AUs (000s)	85	103	37	457	311	40	40	40	24	—
UltraShort NASDAQ-100 Fund (inception November 19, 2010)
Beginning AUV	$0.216	$0.436	$0.493	$0.895	$1.122	$1.521	$2.368	$4.610	$7.116	$9.144
Ending AUV	$0.062	$0.216	$0.436	$0.493	$0.895	$1.122	$1.521	$2.368	$4.610	$7.116
Ending number of AUs (000s)	1,185	205	476	197	550	163	12	85	38	30
UltraSmall-Cap Fund (inception May 3, 2010)
Beginning AUV	$38.630	$26.220	$35.894	$28.670	$20.539	$23.601	$22.396	$11.998	$9.264	$11.413
Ending AUV	$44.961	$38.630	$26.220	$35.894	$28.670	$20.539	$23.601	$22.396	$11.998	$9.264
Ending number of AUs (000s)	58	33	38	196	59	26	37	39	11	11

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Utilities Fund (inception May 3, 2010)
Beginning AUV	$26.779	$21.794	$21.182	$19.146	$16.638	$17.776	$14.121	$12.462	$12.444	$10.590
Ending AUV	$26.136	$26.779	$21.794	$21.182	$19.146	$16.638	$17.776	$14.121	$12.462	$12.444
Ending number of AUs (000s)	112	204	152	108	121	65	231	29	67	96
Diversified Income Fund (inception November 19, 2010)
Beginning AUV	$14.246	$12.808	$12.935	$12.075	$11.454	$11.728	$11.688	$10.841	$9.720	$10.038
Ending AUV	$14.117	$14.246	$12.808	$12.935	$12.075	$11.454	$11.728	$11.688	$10.841	$9.720
Ending number of AUs (000s)	363	628	443	394	197	371	365	767	54	32
PUTNAM VARIABLE TRUST:
High Yield Fund (inception November 19, 2010)
Beginning AUV	$16.819	$14.702	$15.325	$14.326	$12.398	$13.099	$12.898	$11.959	$10.309	$10.131
Ending AUV	$17.694	$16.819	$14.702	$15.325	$14.326	$12.398	$13.099	$12.898	$11.959	$10.309
Ending number of AUs (000s)	686	599	131	319	1,230	84	106	1,094	337	601
Income Fund (inception November 19, 2010)
Beginning AUV	$15.056	$13.455	$13.428	$12.717	$12.468	$12.652	$11.885	$11.667	$10.535	$10.033
Ending AUV	$15.918	$15.056	$13.455	$13.428	$12.717	$12.468	$12.652	$11.885	$11.667	$10.535
Ending number of AUs (000s)	850	1,146	625	906	604	612	502	97	132	21
International Value Fund (inception date May 1, 2020)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$13.622	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	31	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Large Cap Value Fund (inception November 19, 2010)
Beginning AUV	$29.792	$22.846	$24.965	$21.020	$18.496	$19.076	$16.933	$12.788	$10.719	$10.516
Ending AUV	$31.521	$29.792	$22.846	$24.965	$21.020	$18.496	$19.076	$16.933	$12.788	$10.719
Ending number of AUs (000s)	439	416	411	428	248	315	206	193	59	53
Mortgage Securities Fund (inception November 19, 2010)
Beginning AUV	$12.677	$11.199	$11.301	$11.084	$11.061	$11.134	$10.673	$10.725	$10.530	$9.860
Ending AUV	$12.479	$12.677	$11.199	$11.301	$11.084	$11.061	$11.134	$10.673	$10.725	$10.530
Ending number of AUs (000s)	122	334	171	190	101	129	544	82	36	241
Multi Asset Absolute Return Fund (inception May 2, 2011)
Beginning AUV	$11.339	$10.706	$11.617	$10.859	$10.784	$10.842	$10.439	$10.030	$9.610	$9.980
Ending AUV	$10.503	$11.339	$10.706	$11.617	$10.859	$10.784	$10.842	$10.439	$10.030	$9.610
Ending number of AUs (000s)	220	212	226	157	125	308	64	34	23	3
Sustainable Leaders Fund (inception date May 1, 2020)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$14.044	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	68	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
REDWOOD INVESTMENT MANAGEMENT, LLC:
Managed Volatility Class I (inception date May 1, 2015):
Beginning AUV	$12.257	$11.222	$11.499	$10.648	$9.459	$10.000	N/A	N/A	N/A	N/A
Ending AUV	$13.581	$12.257	$11.222	$11.499	$10.648	$9.459	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	914	1,138	562	988	1,168	2,025	N/A	N/A	N/A	N/A
Managed Volatility Class N (inception date October 31, 2014):
Beginning AUV	$11.816	$10.869	$11.191	$10.412	$9.290	$9.870	$10.000	N/A	N/A	N/A
Ending AUV	$13.029	$11.816	$10.869	$11.191	$10.412	$9.290	$9.870	N/A	N/A	N/A
Ending number of AUs (000s)	236	378	835	872	599	546	770	N/A	N/A	N/A

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ROYCE CAPITAL FUND:
Micro-Cap Portfolio
Beginning AUV	$23.805	$19.912	$21.892	$20.813	$17.386	$19.860	$20.597	$17.024	$15.821	$17.999
Ending AUV	$29.468	$23.805	$19.912	$21.892	$20.813	$17.386	$19.860	$20.597	$17.024	$15.821
Ending number of AUs (000s)	166	186	135	121	221	124	147	174	157	171
Small-Cap Portfolio
Beginning AUV	$27.992	$23.589	$25.735	$24.422	$20.191	$22.892	$22.174	$16.455	$14.627	$15.124
Ending AUV	$25.990	$27.992	$23.589	$25.735	$24.422	$20.191	$22.892	$22.174	$16.455	$14.627
Ending number of AUs (000s)	307	296	314	370	386	350	366	445	382	385
RUSSELL INVESTMENT FUNDS:
Balanced Strategy Fund (inception May 2, 2011)
Beginning AUV	$15.731	$13.508	$14.493	$12.941	$11.866	$12.146	$11.611	$10.327	$9.143	$10.000
Ending AUV	$16.934	$15.731	$13.508	$14.493	$12.941	$11.866	$12.146	$11.611	$10.327	$9.143
Ending number of AUs (000s)	34	34	35	52	62	65	65	68	141	2
Equity Growth Fund (inception May 2, 2011)
Beginning AUV	$16.775	$13.969	$15.428	$13.124	$11.840	$12.316	$11.902	$9.934	$8.587	$10.000
Ending AUV	$18.160	$16.775	$13.969	$15.428	$13.124	$11.840	$12.316	$11.902	$9.934	$8.587
Ending number of AUs (000s)	16	16	16	16	17	17	17	29	11	1
Global Real Estate Fund (inception May 2, 2011)
Beginning AUV	$17.303	$14.225	$15.088	$13.495	$13.099	$13.067	$11.387	$10.986	$8.613	$10.000
Ending AUV	$16.407	$17.303	$14.225	$15.088	$13.495	$13.099	$13.067	$11.387	$10.986	$8.613
Ending number of AUs (000s)	24	24	30	44	67	125	158	186	193	49
International Developed Markets Fund (inception May 2, 2011)
Beginning AUV	$14.239	$11.894	$13.972	$11.180	$10.922	$11.067	$11.583	$9.501	$7.930	$10.000
Ending AUV	$14.962	$14.239	$11.894	$13.972	$11.180	$10.922	$11.067	$11.583	$9.501	$7.930
Ending number of AUs (000s)	9	9	9	9	11	13	14	16	14	4
Moderate Strategy Fund (inception May 2, 2011)
Beginning AUV	$14.725	$13.084	$13.762	$12.524	$11.623	$11.825	$11.278	$10.561	$9.509	$10.000
Ending AUV	$15.667	$14.725	$13.084	$13.762	$12.524	$11.623	$11.825	$11.278	$10.561	$9.509
Ending number of AUs (000s)	19	25	25	26	26	26	26	41	14	4
Strategic Bond Fund (inception May 2, 2011)
Beginning AUV	$13.334	$12.211	$12.311	$11.853	$11.497	$11.513	$10.917	$11.078	$10.222	$10.000
Ending AUV	$14.458	$13.334	$12.211	$12.311	$11.853	$11.497	$11.513	$10.917	$11.078	$10.222
Ending number of AUs (000s)	18	20	20	22	29	35	35	39	18	7
U.S. Small Cap Equity Fund (inception May 2, 2011)
Beginning AUV	$19.693	$16.002	$18.179	$15.742	$13.267	$14.294	$14.074	$10.053	$8.679	$10.000
Ending AUV	$22.195	$19.693	$16.002	$18.179	$15.742	$13.267	$14.294	$14.074	$10.053	$8.679
Ending number of AUs (000s)	1	1	1	1	1	2	2	2	3	0
U.S. Strategic Equity Fund (inception May 2, 2011)
Beginning AUV	$24.775	$19.019	$21.048	$17.424	$15.749	$15.577	$13.946	$10.492	$9.069	$10.000
Ending AUV	$30.680	$24.775	$19.019	$21.048	$17.424	$15.749	$15.577	$13.946	$10.492	$9.069
Ending number of AUs (000s)	7	7	7	10	12	12	12	13	4	1
T ROWE PRICE EQUITY SERIES, INC.:
Blue Chip Growth Portfolio II (inception May 1, 2006)
Beginning AUV	$41.064	$31.691	$31.177	$22.953	$22.831	$20.606	$18.932	$13.441	$11.400	$11.247
Ending AUV	$54.992	$41.064	$31.691	$31.177	$22.953	$22.831	$20.606	$18.932	$13.441	$11.400
Ending number of AUs (000s)	1,785	1,904	1,728	1,715	1,451	1,474	1,029	844	718	570

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Equity Income Portfolio II (inception May 1, 2006)
Beginning AUV	$24.393	$19.353	$21.430	$18.517	$15.580	$16.772	$15.659	$12.101	$10.350	$10.456
Ending AUV	$24.627	$24.393	$19.353	$21.430	$18.517	$15.580	$16.772	$15.659	$12.101	$10.350
Ending number of AUs (000s)	686	775	693	690	821	744	913	816	636	545
Health Sciences Portfolio II (inception May 1, 2006)
Beginning AUV	$64.246	$49.946	$49.522	$38.900	$43.568	$38.737	$29.520	$19.613	$14.972	$13.564
Ending AUV	$83.050	$64.246	$49.946	$49.522	$38.900	$43.568	$38.737	$29.520	$19.613	$14.972
Ending number of AUs (000s)	419	401	397	362	388	674	524	363	299	154
T ROWE PRICE FIXED INCOME SERIES, INC.:
Limited-Term Bond Portfolio II (inception May 1, 2007)
Beginning AUV	$12.887	$12.380	$12.266	$12.168	$12.032	$12.025	$11.978	$11.992	$11.707	$11.573
Ending AUV	$13.462	$12.887	$12.380	$12.266	$12.168	$12.032	$12.025	$11.978	$11.992	$11.707
Ending number of AUs (000s)	1,074	1,203	1,136	562	767	856	633	347	151	272
THIRD AVENUE VARIABLE SERIES TRUST:
Value Portfolio
Beginning AUV	$16.148	$14.358	$18.024	$15.868	$14.140	$15.519	$14.868	$12.497	$9.815	$12.472
Ending AUV	$15.761	$16.148	$14.358	$18.024	$15.868	$14.140	$15.519	$14.868	$12.497	$9.815
Ending number of AUs (000s)	40	105	120	129	280	268	362	286	359	342
TIMOTHY PLAN VARIABLE SERIES:
Conservative Growth Portfolio (inception November 19, 2010)
Beginning AUV	$15.147	$13.094	$14.353	$13.129	$12.403	$12.773	$12.450	$11.307	$10.490	$10.295
Ending AUV	$16.395	$15.147	$13.094	$14.353	$13.129	$12.403	$12.773	$12.450	$11.307	$10.490
Ending number of AUs (000s)	129	93	68	86	173	219	194	146	52	14
Strategic Growth Portfolio (inception November 19, 2010)
Beginning AUV	$16.255	$13.571	$15.404	$13.739	$13.025	$13.529	$13.317	$11.272	$10.116	$10.505
Ending AUV	$17.747	$16.255	$13.571	$15.404	$13.739	$13.025	$13.529	$13.317	$11.272	$10.116
Ending number of AUs (000s)	70	79	88	145	174	177	407	115	23	13
VANECK VIP TRUST:
Emerging Markets Fund
Beginning AUV	$33.219	$25.437	$33.244	$22.011	$21.989	$25.566	$25.672	$22.918	$17.655	$23.774
Ending AUV	$38.950	$33.219	$25.437	$33.244	$22.011	$21.989	$25.566	$25.672	$22.918	$17.655
Ending number of AUs (000s)	938	948	883	961	687	636	535	443	312	187
Emerging Markets Bond Fund
Beginning AUV	$15.452	$13.721	$14.618	$13.024	$12.238	$14.080	$13.779	$15.170	$14.373	$13.291
Ending AUV	$16.831	$15.452	$13.721	$14.618	$13.024	$12.238	$14.080	$13.779	$15.170	$14.373
Ending number of AUs (000s)	112	122	78	97	63	73	70	54	68	98
Global Gold Fund (inception May 1, 2013)
Beginning AUV	$10.535	$7.593	$9.102	$8.069	$5.454	$7.191	$7.654	$9.765	N/A	N/A
Ending AUV	$14.605	$10.535	$7.593	$9.102	$8.069	$5.454	$7.191	$7.654	N/A	N/A
Ending number of AUs (000s)	722	560	422	425	467	152	122	86	N/A	N/A
Global Resources Fund
Beginning AUV	$17.002	$15.198	$21.190	$21.556	$15.000	$22.537	$27.859	$25.204	$24.379	$29.178
Ending AUV	$20.251	$17.002	$15.198	$21.190	$21.556	$15.000	$22.537	$27.859	$25.204	$24.379
Ending number of AUs (000s)	290	174	160	185	262	166	173	182	205	218
VANGUARD VARIABLE INSURANCE FUND:
Balanced Portfolio (inception May 1, 2008)
Beginning AUV	$24.823	$20.267	$20.982	$18.290	$16.476	$16.461	$14.986	$12.500	$11.050	$10.709
Ending AUV	$27.474	$24.823	$20.267	$20.982	$18.290	$16.476	$16.461	$14.986	$12.500	$11.105
Ending number of AUs (000s)	1,480	1,416	1,197	1,206	1,209	1,152	1,092	905	427	259

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Capital Growth Portfolio (inception May 1, 2008)
Beginning AUV	$36.770	$29.067	$29.414	$22.831	$20.598	$20.071	$16.948	$12.239	$10.599	$10.700
Ending AUV	$43.195	$36.770	$29.067	$29.414	$22.831	$20.598	$20.071	$16.948	$12.239	$10.599
Ending number of AUs (000s)	227	290	295	315	312	326	416	377	135	67
Diversified Value Portfolio (inception May 1, 2008)
Beginning AUV	$23.432	$18.642	$20.512	$18.127	$16.046	$16.450	$14.978	$11.575	$9.936	$9.561
Ending AUV	$26.192	$23.432	$18.642	$20.512	$18.127	$16.046	$16.450	$14.978	$11.575	$9.936
Ending number of AUs (000s)	186	116	156	279	376	427	427	401	220	101
Equity Income Portfolio (inception November 20, 2009)
Beginning AUV	$34.033	$27.352	$29.087	$24.598	$21.377	$21.197	$19.026	$14.631	$12.902	$11.701
Ending AUV	$35.139	$34.033	$27.352	$29.087	$24.598	$21.377	$21.197	$19.026	$14.631	$12.902
Ending number of AUs (000s)	1,296	1,489	1,480	1,324	1,338	1,446	1,499	1,482	342	107
Equity Index Portfolio (inception May 1, 2008)
Beginning AUV	$29.538	$22.496	$23.558	$19.364	$17.319	$17.102	$15.067	$11.399	$9.839	$9.652
Ending AUV	$34.914	$29.538	$22.496	$23.558	$19.364	$17.319	$17.102	$15.067	$11.399	$9.839
Ending number of AUs (000s)	1,364	1,327	1,315	1,378	1,233	1,162	1,242	870	574	389
Growth Portfolio (inception November 20, 2009)
Beginning AUV	$38.682	$28.906	$28.849	$22.036	$22.277	$20.631	$18.131	$13.402	$11.317	$11.412
Ending AUV	$55.351	$38.682	$28.906	$28.849	$22.036	$22.277	$20.631	$18.131	$13.402	$11.317
Ending number of AUs (000s)	281	264	272	314	275	242	214	222	189	108
High Yield Bond Portfolio (inception November 20, 2009)
Beginning AUV	$20.266	$17.520	$18.012	$16.833	$15.117	$15.359	$14.711	$14.098	$12.335	$11.535
Ending AUV	$21.416	$20.266	$17.520	$18.012	$16.833	$15.117	$15.359	$14.711	$14.098	$12.335
Ending number of AUs (000s)	519	553	508	648	776	747	968	673	630	142
International Portfolio (inception May 1, 2008)
Beginning AUV	$18.728	$14.273	$16.333	$11.448	$11.237	$11.324	$12.054	$9.779	$8.140	$9.415
Ending AUV	$29.512	$18.728	$14.273	$16.333	$11.448	$11.237	$11.324	$12.054	$9.779	$8.140
Ending number of AUs (000s)	1,521	1,802	1,806	1,631	1,623	1,605	1,362	914	689	474
Mid Cap Index Portfolio (inception November 20, 2009)
Beginning AUV	$35.730	$27.301	$30.110	$25.286	$22.757	$23.088	$20.325	$15.064	$13.007	$13.277
Ending AUV	$42.187	$35.730	$27.301	$30.110	$25.286	$22.757	$23.088	$20.325	$15.064	$13.007
Ending number of AUs (000s)	574	626	629	636	546	501	483	352	209	137
REIT Index Portfolio (inception May 1, 2008)
Beginning AUV	$33.084	$25.685	$27.137	$25.900	$23.903	$23.383	$17.972	$17.562	$14.952	$13.789
Ending AUV	$31.478	$33.084	$25.685	$27.137	$25.900	$23.903	$23.383	$17.972	$17.562	$14.952
Ending number of AUs (000s)	645	809	864	861	989	1,154	1,079	879	463	285
Short-Term Investment Grade Portfolio (inception May 1, 2008)
Beginning AUV	$14.194	$13.429	$13.291	$13.019	$12.675	$12.534	$12.317	$12.186	$11.671	$11.440
Ending AUV	$14.974	$14.194	$13.429	$13.291	$13.019	$12.675	$12.534	$12.317	$12.186	$11.671
Ending number of AUs (000s)	3,223	3,740	3,705	3,556	3,735	3,861	3,672	2,797	1,509	1,170
Small Company Growth Portfolio (inception date May 1, 2008)
Beginning AUV	$36.490	$28.484	$30.714	$24.877	$21.644	$22.257	$21.529	$14.691	$12.814	$12.642
Ending AUV	$44.950	$36.490	$28.484	$30.714	$24.877	$21.644	$22.257	$21.529	$14.691	$12.814
Ending number of AUs (000s)	203	250	301	313	324	357	362	397	182	127
Total Bond Market Index Portfolio (inception May 1, 2008)
Beginning AUV	$15.592	$14.347	$14.366	$13.883	$13.548	$13.503	$12.752	$13.050	$12.545	$11.654
Ending AUV	$16.774	$15.592	$14.347	$14.366	$13.883	$13.548	$13.503	$12.752	$13.050	$12.545
Ending number of AUs (000s)	4,351	4,100	3,584	3,827	3,680	2,787	2,517	1,419	1,346	799
Total Stock Market Index Portfolio (inception May 1, 2008)
Beginning AUV	$29.436	$22.513	$23.782	$19.660	$17.467	$17.403	$15.498	$11.628	$9.996	$9.913
Ending AUV	$35.486	$29.436	$22.513	$23.782	$19.660	$17.467	$17.403	$15.498	$11.628	$9.996
Ending number of AUs (000s)	1,766	1,734	1,833	1,865	1,963	1,875	2,000	1,963	813	510

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VIRTUS VARIABLE INSURANCE TRUST (inception November 18, 2011)
Duff & Phelps Real Estate Securities Series
Beginning AUV	$22.870	$17.949	$19.202	$18.121	$16.964	$16.570	$12.589	$12.477	$10.667	$10.087
Ending AUV	$22.516	$22.870	$17.949	$19.202	$18.121	$16.964	$16.570	$12.589	$12.477	$10.667
Ending number of AUs (000s)	246	257	255	235	230	248	349	175	124	11
Newfleet Multi-Sector Intermediate Bond Series
Beginning AUV	$14.902	$13.490	$13.859	$12.986	$11.882	$12.033	$11.809	$11.549	$10.069	$9.993
Ending AUV	$15.876	$14.902	$13.490	$13.859	$12.986	$11.882	$12.033	$11.809	$11.549	$10.069
Ending number of AUs (000s)	934	746	673	993	559	492	466	270	800	90
SGA International Series
Beginning AUV	$12.368	$10.434	$12.521	$10.799	$10.975	$12.260	$12.758	$11.836	$10.159	$9.800
Ending AUV	$15.292	$12.368	$10.434	$12.521	$10.799	$10.975	$12.260	$12.758	$11.836	$10.159
Ending number of AUs (000s)	103	117	105	126	107	202	169	222	120	1
WELLS FARGO ADVANTAGE VT FUNDS:
Discovery Fund
Beginning AUV	$55.391	$39.844	$42.872	$33.201	$30.843	$31.300	$31.190	$21.690	$18.422	$18.345
Ending AUV	$90.093	$55.391	$39.844	$42.872	$33.201	$30.843	$31.300	$31.190	$21.690	$18.422
Ending number of AUs (000s)	135	176	111	117	104	137	182	352	106	70
Opportunity Fund
Beginning AUV	$37.780	$28.738	$30.949	$25.697	$22.897	$23.626	$21.396	$16.373	$14.173	$15.001
Ending AUV	$45.716	$37.780	$28.738	$30.949	$25.697	$22.897	$23.626	$21.396	$16.373	$14.173
Ending number of AUs (000s)	21	28	34	33	38	27	24	21	23	26
WESTCHESTER CAPITAL
Merger Fund VL (inception May 3, 2010)
Beginning AUV	$13.338	$12.563	$11.731	$11.437	$11.165	$11.267	$11.114	$10.699	$10.436	$10.346
Ending AUV	$14.322	$13.338	$12.563	$11.731	$11.437	$11.165	$11.267	$11.114	$10.699	$10.436
Ending number of AUs (000s)	1,638	1,822	1,699	1,134	1,213	1,154	1,107	925	513	403

Jefferson National Life Insurance Company
Jefferson National Life Annuity Account G - Monument Advisor with ROP Rider
CONDENSED FINANCIAL INFORMATION
The tables below provide per unit information about the financial history of each Sub-account.
The inception of the funds is May 1, 2017 unless otherwise noted.
	2020	2019	2018	2017
AB VARIABLE PRODUCTS SERIES FUND, INC.:
Dynamic Asset Allocation Portfolio
Beginning AUV	$11.501	$9.995	$10.804	$10.000
Ending AUV	$12.042	$11.501	$9.995	$10.804
Ending number of AUs (000s)	3	3	3	8
Global Thematic Growth Portfolio
Beginning AUV	$13.608	$10.501	$11.683	$10.000
Ending AUV	$18.898	$13.608	$10.501	$11.683
Ending number of AUs (000s)	7	5	10	—
Growth and Income Portfolio
Beginning AUV	$13.366	$10.803	$11.462	$10.000
Ending AUV	$13.709	$13.366	$10.803	$11.462
Ending number of AUs (000s)	86	92	80	2
International Growth Portfolio
Beginning AUV	$11.995	$9.442	$11.476	$10.000
Ending AUV	$15.522	$11.995	$9.442	$11.476
Ending number of AUs (000s)	—	—	—	—
International Value Portfolio
Beginning AUV	$10.041	$8.610	$11.195	$10.000
Ending AUV	$10.247	$10.041	$8.610	$11.195
Ending number of AUs (000s)	—	—	—	—
Small Mid Cap Value Portfolio
Beginning AUV	$11.226	$9.377	$11.086	$10.000
Ending AUV	$11.551	$11.226	$9.377	$11.086
Ending number of AUs (000s)	15	12	15	3
ADVISORS PREFERRED TRUST:
Gold Bullion Strategy Portfolio
Beginning AUV	$11.460	$9.731	$10.190	$10.000
Ending AUV	$13.696	$11.460	$9.731	$10.190
Ending number of AUs (000s)	49	7	5	3
THE ALGER PORTFOLIOS:
Capital Appreciation Portfolio
Beginning AUV	$15.181	$11.382	$11.410	$10.000
Ending AUV	$21.487	$15.181	$11.382	$11.410
Ending number of AUs (000s)	25	22	6	5
Large Cap Growth Portfolio
Beginning AUV	$14.574	$11.454	$11.224	$10.000
Ending AUV	$24.307	$14.574	$11.454	$11.224
Ending number of AUs (000s)	36	30	27	—
Mid Cap Growth Portfolio
Beginning AUV	$13.861	$10.657	$11.532	$10.000
Ending AUV	$22.785	$13.861	$10.657	$11.532
Ending number of AUs (000s)	5	12	7	2

	2020	2019	2018	2017
ALPS VARIABLE INSURANCE TRUST:
ALPS Alerian Energy Infrastructure Portfolio II
Beginning AUV	$9.550	$7.943	$9.816	$10.000
Ending AUV	$7.140	$9.550	$7.943	$9.816
Ending number of AUs (000s)	34	47	48	6
ALPS Red Rocks Global Opportunity Portfolio
Beginning AUV	$13.622	$9.756	$11.170	$10.000
Ending AUV	$14.860	$13.622	$9.756	$11.170
Ending number of AUs (000s)	13	10	5	3
Morningstar Aggressive Growth ETF Asset Allocation Portfolio II
Beginning AUV	$12.302	$10.085	$11.139	$10.000
Ending AUV	$13.507	$12.302	$10.085	$11.139
Ending number of AUs (000s)	24	29	32	35
Morningstar Balanced ETF Asset Allocation Portfolio II
Beginning AUV	$11.683	$10.064	$10.749	$10.000
Ending AUV	$12.729	$11.683	$10.064	$10.749
Ending number of AUs (000s)	2	2	2	2
Morningstar Conservative ETF Asset Allocation Portfolio II
Beginning AUV	$11.003	$10.061	$10.320	$10.000
Ending AUV	$11.700	$11.003	$10.061	$10.320
Ending number of AUs (000s)	—	3	3	3
Morningstar Growth ETF Asset Allocation Portfolio II
Beginning AUV	$12.059	$10.084	$10.982	$10.000
Ending AUV	$13.246	$12.059	$10.084	$10.982
Ending number of AUs (000s)	11	12	5	4
Morningstar Income and Growth ETF Asset Allocation Portfolio II
Beginning AUV	$11.360	$10.077	$10.540	$10.000
Ending AUV	$12.299	$11.360	$10.077	$10.540
Ending number of AUs (000s)	3	1	1	—
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Balanced Fund
Beginning AUV	$12.423	$10.381	$10.811	$10.000
Ending AUV	$13.959	$12.423	$10.381	$10.811
Ending number of AUs (000s)	14	0	—	—
VP Disciplined Core Value Fund
Beginning AUV	$12.979	$10.487	$11.277	$10.000
Ending AUV	$14.490	$12.979	$10.487	$11.277
Ending number of AUs (000s)	46	12	17	—
VP Inflation Protection Fund
Beginning AUV	$10.775	$9.909	$10.212	$10.000
Ending AUV	$11.787	$10.775	$9.909	$10.212
Ending number of AUs (000s)	21	13	32	6
VP International Fund
Beginning AUV	$12.639	$9.857	$11.644	$10.000
Ending AUV	$15.886	$12.639	$9.857	$11.644
Ending number of AUs (000s)	2	0	0	—
VP Large Company Value Fund
Beginning AUV	$12.520	$9.836	$10.712	$10.000
Ending AUV	$12.828	$12.520	$9.836	$10.712
Ending number of AUs (000s)	6	6	—	—

	2020	2019	2018	2017
VP Ultra Fund
Beginning AUV	$15.745	$11.717	$11.646	$10.000
Ending AUV	$23.558	$15.745	$11.717	$11.646
Ending number of AUs (000s)	47	23	18	1
VP Value Fund
Beginning AUV	$12.357	$9.742	$10.740	$10.000
Ending AUV	$12.460	$12.357	$9.742	$10.740
Ending number of AUs (000s)	5	8	18	1
AMERICAN FUNDS INSURANCE SERIES:
American High-Income Trust Fund
Beginning AUV	$11.214	$10.004	$10.290	$10.000
Ending AUV	$12.064	$11.214	$10.004	$10.290
Ending number of AUs (000s)	17	5	5	4
Asset Allocation Fund
Beginning AUV	$12.493	$10.346	$10.888	$10.000
Ending AUV	$13.991	$12.493	$10.346	$10.888
Ending number of AUs (000s)	138	58	44	27
Capital Income Builder Fund (inception May 1, 2018)
Beginning AUV	$11.221	$9.554	$10.000	N/A
Ending AUV	$11.665	$11.221	$9.554	N/A
Ending number of AUs (000s)	15	10	—	N/A
Capital World Bond Fund
Beginning AUV	$10.884	$10.136	$10.317	$10.000
Ending AUV	$11.912	$10.884	$10.136	$10.317
Ending number of AUs (000s)	14	6	21	2
Capital World Growth and Income Fund (inception May 1, 2018)
Beginning AUV	$11.602	$8.888	$10.000	N/A
Ending AUV	$12.574	$11.602	$8.888	N/A
Ending number of AUs (000s)	27	29	6	N/A
Global Growth Fund (inception May 1, 2018)
Beginning AUV	$11.899	$8.835	$10.000	N/A
Ending AUV	$15.465	$11.899	$8.835	N/A
Ending number of AUs (000s)	38	10	9	N/A
Global Small Cap Fund (inception May 1, 2018)
Beginning AUV	$11.465	$8.749	$10.000	N/A
Ending AUV	$14.812	$11.465	$8.749	N/A
Ending number of AUs (000s)	17	6	6	N/A
Growth Fund
Beginning AUV	$14.720	$11.301	$11.376	$10.000
Ending AUV	$22.298	$14.720	$11.301	$11.376
Ending number of AUs (000s)	163	146	139	66
Growth-Income Fund
Beginning AUV	$13.894	$11.057	$11.306	$10.000
Ending AUV	$15.712	$13.894	$11.057	$11.306
Ending number of AUs (000s)	182	127	118	35
International Fund
Beginning AUV	$12.279	$10.025	$11.595	$10.000
Ending AUV	$13.935	$12.279	$10.025	$11.595
Ending number of AUs (000s)	92	102	78	46

	2020	2019	2018	2017
International Growth and Income Fund (inception May 1, 2018)
Beginning AUV	$10.700	$8.750	$10.000	N/A
Ending AUV	$11.297	$10.700	$8.750	N/A
Ending number of AUs (000s)	16	17	3	N/A
Managed Risk Asset Allocation Fund
Beginning AUV	$12.114	$10.283	$10.829	$10.000
Ending AUV	$12.808	$12.114	$10.283	$10.829
Ending number of AUs (000s)	26	27	15	15
Managed Risk Washington Mutual Investors Fund
Beginning AUV	$11.654	$10.249	$11.081	$10.000
Ending AUV	$11.492	$11.654	$10.249	$11.081
Ending number of AUs (000s)	3	7	6	2
Mortgage Fund
Beginning AUV	$10.437	$9.974	$9.982	$10.000
Ending AUV	$11.087	$10.437	$9.974	$9.982
Ending number of AUs (000s)	12	3	3	3
New World Fund
Beginning AUV	$12.552	$9.759	$11.397	$10.000
Ending AUV	$15.452	$12.552	$9.759	$11.397
Ending number of AUs (000s)	137	82	59	8
The Bond Fund of America
Beginning AUV	$10.959	$10.062	$10.167	$10.000
Ending AUV	$11.969	$10.959	$10.062	$10.167
Ending number of AUs (000s)	113	32	26	49
U.S. Government Securities Fund (inception May 1, 2018)
Beginning AUV	$10.784	$10.271	$10.000	N/A
Ending AUV	$11.788	$10.784	$10.271	N/A
Ending number of AUs (000s)	35	13	3	N/A
Washington Mutual Investors Fund
Beginning AUV	$12.317	$10.192	$11.207	$10.000
Ending AUV	$13.340	$12.317	$10.192	$11.207
Ending number of AUs (000s)	112	120	64	32
AMUNDI PIONEER ASSET MANAGEMENT TRUST:
Bond Portfolio
Beginning AUV	$10.988	$10.107	$10.224	$10.000
Ending AUV	$11.896	$10.988	$10.107	$10.224
Ending number of AUs (000s)	20	18	31	10
Equity Income Portfolio
Beginning AUV	$12.709	$10.164	$11.158	$10.000
Ending AUV	$12.657	$12.709	$10.164	$11.158
Ending number of AUs (000s)	8	33	15	2
Fund Portfolio
Beginning AUV	$14.540	$11.113	$11.327	$10.000
Ending AUV	$17.996	$14.540	$11.113	$11.327
Ending number of AUs (000s)	10	9	1	1
High Yield Portfolio
Beginning AUV	$11.263	$9.870	$10.291	$10.000
Ending AUV	$11.469	$11.263	$9.870	$10.291
Ending number of AUs (000s)	—	1	1	—

	2020	2019	2018	2017
Mid Cap Value Portfolio
Beginning AUV	$11.264	$8.808	$10.957	$10.000
Ending AUV	$11.458	$11.264	$8.808	$10.957
Ending number of AUs (000s)	1	2	2	—
Strategic Income Portfolio
Beginning AUV	$10.980	$10.041	$10.255	$10.000
Ending AUV	$11.772	$10.980	$10.041	$10.255
Ending number of AUs (000s)	65	35	26	—
BLACKROCK VARIABLE SERIES TRUST FUNDS:
Advantage Large Cap Core V.I. Fund
Beginning AUV	$13.564	$10.567	$11.200	$10.000
Ending AUV	$16.185	$13.564	$10.567	$11.200
Ending number of AUs (000s)	16	5	39	3
Advantage Large Cap Value V.I. Fund
Beginning AUV	$12.599	$10.127	$11.079	$10.000
Ending AUV	$13.011	$12.599	$10.127	$11.079
Ending number of AUs (000s)	29	26	20	1
Equity Dividend V.I. Fund
Beginning AUV	$13.194	$10.367	$11.215	$10.000
Ending AUV	$13.645	$13.194	$10.367	$11.215
Ending number of AUs (000s)	16	6	2	1
Global Allocation V.I. Fund
Beginning AUV	$11.646	$9.905	$10.733	$10.000
Ending AUV	$14.037	$11.646	$9.905	$10.733
Ending number of AUs (000s)	31	23	22	12
High Yield V.I. Fund
Beginning AUV	$11.473	$10.003	$10.316	$10.000
Ending AUV	$12.261	$11.473	$10.003	$10.316
Ending number of AUs (000s)	27	39	23	7
Large Cap Focus Growth V.I. Fund
Beginning AUV	$15.554	$11.771	$11.472	$10.000
Ending AUV	$22.275	$15.554	$11.771	$11.472
Ending number of AUs (000s)	87	15	15	2
Total Return V.I. Fund
Beginning AUV	$10.989	$10.083	$10.172	$10.000
Ending AUV	$11.911	$10.989	$10.083	$10.172
Ending number of AUs (000s)	86	79	34	8
U.S. Government Bond V.I. Fund
Beginning AUV	$10.611	$10.012	$10.028	$10.000
Ending AUV	$11.235	$10.611	$10.012	$10.028
Ending number of AUs (000s)	17	2	1	1
BNY MELLON INVESTMENT PORTFOLIOS:
Small Cap Stock Index Portfolio
Beginning AUV	$12.182	$9.983	$10.984	$10.000
Ending AUV	$13.458	$12.182	$9.983	$10.984
Ending number of AUs (000s)	75	73	45	6
BNY MELLON SUSTAINABLE U.S. EQUITY FUND
Beginning AUV	$13.749	$10.249	$10.737	$10.000
Ending AUV	$17.043	$13.749	$10.249	$10.737
Ending number of AUs (000s)	16	—	—	—

	2020	2019	2018	2017
BNY MELLON STOCK INDEX FUND
Beginning AUV	$13.990	$10.718	$11.295	$10.000
Ending AUV	$16.427	$13.990	$10.718	$11.295
Ending number of AUs (000s)	62	83	20	3
BNY MELLON VARIABLE INVESTMENT FUND:
CALVERT VARIABLE PRODUCTS:
SRI Balanced Fund
Beginning AUV	$12.941	$10.429	$10.729	$10.000
Ending AUV	$14.828	$12.941	$10.429	$10.729
Ending number of AUs (000s)	19	10	—	—
COLUMBIA FUNDS VARIABLE SERIES TRUST:
Select Large Cap Value Portfolio
Beginning AUV	$12.824	$10.133	$11.561	$10.000
Ending AUV	$13.712	$12.824	$10.133	$11.561
Ending number of AUs (000s)	54	67	77	7
Select Small Cap Value Portfolio
Beginning AUV	$11.302	$9.613	$11.014	$10.000
Ending AUV	$12.322	$11.302	$9.613	$11.014
Ending number of AUs (000s)	2	2	2	—
Seligman Global Technology Portfolio II
Beginning AUV	$15.992	$10.335	$11.306	$10.000
Ending AUV	$23.281	$15.992	$10.335	$11.306
Ending number of AUs (000s)	118	81	53	24
Strategic Income Portfolio
Beginning AUV	$11.243	$10.216	$10.297	$10.000
Ending AUV	$11.970	$11.243	$10.216	$10.297
Ending number of AUs (000s)	3	4	4	3
CREDIT SUISSE TRUST:
Commodity Return Strategy Portfolio
Beginning AUV	$9.822	$9.220	$10.452	$10.000
Ending AUV	$9.662	$9.822	$9.220	$10.452
Ending number of AUs (000s)	7	7	6	—
DFA INVESTMENT DIMENSIONS GROUP, INC:
VA Equity Allocation Portfolio
Beginning AUV	$11.480	$9.163	$10.370	$10.000
Ending AUV	$12.812	$11.480	$9.163	$10.370
Ending number of AUs (000s)	45	21	21	—
VA Global Bond Portfolio
Beginning AUV	$10.532	$10.160	$10.035	$10.000
Ending AUV	$10.632	$10.532	$10.160	$10.035
Ending number of AUs (000s)	331	330	247	38
VA Global Moderate Allocation Portfolio
Beginning AUV	$11.843	$10.076	$10.877	$10.000
Ending AUV	$13.114	$11.843	$10.076	$10.877
Ending number of AUs (000s)	93	92	54	6
VA International Small Portfolio
Beginning AUV	$11.404	$9.251	$11.588	$10.000
Ending AUV	$12.416	$11.404	$9.251	$11.588
Ending number of AUs (000s)	134	144	103	25

	2020	2019	2018	2017
VA International Value Portfolio
Beginning AUV	$11.081	$9.613	$11.652	$10.000
Ending AUV	$10.832	$11.081	$9.613	$11.652
Ending number of AUs (000s)	290	277	210	38
VA Short-Term Fixed Portfolio
Beginning AUV	$10.341	$10.138	$10.011	$10.000
Ending AUV	$10.351	$10.341	$10.138	$10.011
Ending number of AUs (000s)	247	259	266	47
VA U.S. Large Value Portfolio
Beginning AUV	$12.454	$9.950	$11.379	$10.000
Ending AUV	$12.221	$12.454	$9.950	$11.379
Ending number of AUs (000s)	347	334	256	39
VA U.S. Targeted Value Portfolio
Beginning AUV	$11.185	$9.172	$10.957	$10.000
Ending AUV	$11.573	$11.185	$9.172	$10.957
Ending number of AUs (000s)	243	223	215	48
DELAWARE VIP TRUST:
Small Cap Value Series
Beginning AUV	$11.393	$8.934	$10.773	$10.000
Ending AUV	$11.129	$11.393	$8.934	$10.773
Ending number of AUs (000s)	32	41	43	10
EATON VANCE VARIABLE TRUST:
Floating-Rate Income Fund
Beginning AUV	$10.878	$10.175	$10.193	$10.000
Ending AUV	$11.078	$10.878	$10.175	$10.193
Ending number of AUs (000s)	98	127	113	1
FEDERATED HERMES INSURANCE SERIES:
High Income Bond Fund II
Beginning AUV	$11.367	$9.939	$10.292	$10.000
Ending AUV	$11.984	$11.367	$9.939	$10.292
Ending number of AUs (000s)	35	21	20	6
Kaufmann Fund II
Beginning AUV	$15.829	$11.873	$11.480	$10.000
Ending AUV	$20.306	$15.829	$11.873	$11.480
Ending number of AUs (000s)	49	42	44	14
Managed Volatility Fund II
Beginning AUV	$12.150	$10.121	$11.077	$10.000
Ending AUV	$12.245	$12.150	$10.121	$11.077
Ending number of AUs (000s)	6	2	8	1
FIDELITY VARIABLE INSURANCE PRODUCTS:
Balanced Portfolio
Beginning AUV	$12.852	$10.370	$10.868	$10.000
Ending AUV	$15.672	$12.852	$10.370	$10.868
Ending number of AUs (000s)	156	86	86	28
Contrafund Portfolio
Beginning AUV	$13.571	$10.354	$11.107	$10.000
Ending AUV	$17.648	$13.571	$10.354	$11.107
Ending number of AUs (000s)	58	36	29	12

	2020	2019	2018	2017
Disciplined Small Cap Portfolio
Beginning AUV	$11.160	$9.059	$10.464	$10.000
Ending AUV	$13.163	$11.160	$9.059	$10.464
Ending number of AUs (000s)	21	17	6	1
Energy Portfolio (inception date May 1, 2020)
Beginning AUV	$10.000	N/A	N/A	N/A
Ending AUV	$11.667	N/A	N/A	N/A
Ending number of AUs (000s)	8	N/A	N/A	N/A
Equity-Income Portfolio
Beginning AUV	$12.619	$9.943	$10.887	$10.000
Ending AUV	$13.412	$12.619	$9.943	$10.887
Ending number of AUs (000s)	66	4	—	—
Freedom Income Portfolio
Beginning AUV	$11.359	$10.191	$10.444	$10.000
Ending AUV	$12.509	$11.359	$10.191	$10.444
Ending number of AUs (000s)	12	3	3	3
Growth Portfolio
Beginning AUV	$15.373	$11.491	$11.559	$10.000
Ending AUV	$22.034	$15.373	$11.491	$11.559
Ending number of AUs (000s)	9	7	1	1
Growth & Income Portfolio
Beginning AUV	$13.090	$10.109	$11.149	$10.000
Ending AUV	$14.063	$13.090	$10.109	$11.149
Ending number of AUs (000s)	21	2	2	2
Growth Opportunities Portfolio
Beginning AUV	$18.210	$12.981	$11.586	$10.000
Ending AUV	$30.588	$18.210	$12.981	$11.586
Ending number of AUs (000s)	100	34	32	—
High Income Portfolio
Beginning AUV	$11.343	$9.898	$10.286	$10.000
Ending AUV	$11.600	$11.343	$9.898	$10.286
Ending number of AUs (000s)	0	4	4	—
International Capital Appreciation Portfolio
Beginning AUV	$13.559	$10.215	$11.757	$10.000
Ending AUV	$16.505	$13.559	$10.215	$11.757
Ending number of AUs (000s)	106	109	92	1
Investment Grade Bond Portfolio
Beginning AUV	$11.044	$10.110	$10.205	$10.000
Ending AUV	$12.038	$11.044	$10.110	$10.205
Ending number of AUs (000s)	66	18	10	6
Mid Cap Portfolio
Beginning AUV	$11.815	$9.606	$11.288	$10.000
Ending AUV	$13.905	$11.815	$9.606	$11.288
Ending number of AUs (000s)	15	11	13	—
Overseas Portfolio
Beginning AUV	$12.282	$9.647	$11.375	$10.000
Ending AUV	$14.144	$12.282	$9.647	$11.375
Ending number of AUs (000s)	15	1	1	1
Real Estate Portfolio
Beginning AUV	$11.786	$9.601	$10.279	$10.000
Ending AUV	$10.970	$11.786	$9.601	$10.279
Ending number of AUs (000s)	12	13	11	3

	2020	2019	2018	2017
Strategic Income Portfolio
Beginning AUV	$11.133	$10.076	$10.384	$10.000
Ending AUV	$11.912	$11.133	$10.076	$10.384
Ending number of AUs (000s)	45	47	33	29
Value Portfolio
Beginning AUV	$12.449	$9.454	$11.020	$10.000
Ending AUV	$13.178	$12.449	$9.454	$11.020
Ending number of AUs (000s)	18	16	16	—
FIRST EAGLE VARIABLE FUNDS:
Overseas Variable Fund
Beginning AUV	$11.161	$9.523	$10.662	$10.000
Ending AUV	$11.908	$11.161	$9.523	$10.662
Ending number of AUs (000s)	132	93	62	7
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Global Real Estate II Fund
Beginning AUV	$12.128	$9.926	$10.663	$10.000
Ending AUV	$11.458	$12.128	$9.926	$10.663
Ending number of AUs (000s)	12	0	0	—
Income II Fund
Beginning AUV	$11.735	$10.127	$10.598	$10.000
Ending AUV	$11.799	$11.735	$10.127	$10.598
Ending number of AUs (000s)	47	43	36	10
Mutual Shares II Fund
Beginning AUV	$11.479	$9.379	$10.330	$10.000
Ending AUV	$10.884	$11.479	$9.379	$10.330
Ending number of AUs (000s)	1	10	10	10
Rising Dividends Fund
Beginning AUV	$13.783	$10.682	$11.270	$10.000
Ending AUV	$15.961	$13.783	$10.682	$11.270
Ending number of AUs (000s)	48	24	4	—
Strategic Income II Fund
Beginning AUV	$10.740	$9.954	$10.187	$10.000
Ending AUV	$11.092	$10.740	$9.954	$10.187
Ending number of AUs (000s)	8	9	1	—
Templeton Global Bond II Fund
Beginning AUV	$10.151	$9.966	$9.791	$10.000
Ending AUV	$9.600	$10.151	$9.966	$9.791
Ending number of AUs (000s)	33	42	40	18
U.S. Government Securities II Fund
Beginning AUV	$10.579	$10.069	$10.050	$10.000
Ending AUV	$10.968	$10.579	$10.069	$10.050
Ending number of AUs (000s)	57	24	0	—
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Multi-Strategy Alternatives Fund
Beginning AUV	$10.272	$9.473	$10.212	$10.000
Ending AUV	$10.932	$10.272	$9.473	$10.212
Ending number of AUs (000s)	21	3	1	1

	2020	2019	2018	2017
GUGGENHEIM VARIABLE INSURANCE FUNDS:
Floating Rate Strategies Fund (Series F)
Beginning AUV	$10.875	$10.122	$10.219	$10.000
Ending AUV	$10.859	$10.875	$10.122	$10.219
Ending number of AUs (000s)	29	47	67	14
Global Managed Futures Strategy Fund
Beginning AUV	$10.347	$9.582	$10.549	$10.000
Ending AUV	$10.600	$10.347	$9.582	$10.549
Ending number of AUs (000s)	5	0	0	—
High Yield Fund (Series P)
Beginning AUV	$10.990	$9.853	$10.292	$10.000
Ending AUV	$11.483	$10.990	$9.853	$10.292
Ending number of AUs (000s)	12	13	11	1
Long Short Equity Fund
Beginning AUV	$10.416	$9.885	$11.370	$10.000
Ending AUV	$10.913	$10.416	$9.885	$11.370
Ending number of AUs (000s)	4	4	4	—
Multi-Hedge Strategies Fund (inception February 3, 2006)
Beginning AUV	$10.221	$9.748	$10.284	$10.000
Ending AUV	$10.960	$10.221	$9.748	$10.284
Ending number of AUs (000s)	54	1	1	1
Rydex Banking Fund
Beginning AUV	$11.629	$9.071	$11.242	$10.000
Ending AUV	$10.629	$11.629	$9.071	$11.242
Ending number of AUs (000s)	13	0	0	—
Rydex Basic Materials Fund
Beginning AUV	$11.378	$9.384	$11.384	$10.000
Ending AUV	$13.605	$11.378	$9.384	$11.384
Ending number of AUs (000s)	0	0	1	—
Rydex Biotechnology Fund
Beginning AUV	$12.556	$10.087	$11.156	$10.000
Ending AUV	$15.209	$12.556	$10.087	$11.156
Ending number of AUs (000s)	22	21	18	4
Rydex Commodities Strategy Fund
Beginning AUV	$10.993	$9.552	$11.271	$10.000
Ending AUV	$8.482	$10.993	$9.552	$11.271
Ending number of AUs (000s)	0	1	6	—
Rydex Consumer Products Fund
Beginning AUV	$11.239	$9.201	$10.487	$10.000
Ending AUV	$12.073	$11.239	$9.201	$10.487
Ending number of AUs (000s)	4	16	—	—
Rydex Dow 2X Strategy Fund
Beginning AUV	$17.763	$12.063	$14.085	$10.000
Ending AUV	$18.043	$17.763	$12.063	$14.085
Ending number of AUs (000s)	11	14	3	7
Rydex Electronics Fund
Beginning AUV	$16.384	$10.302	$11.819	$10.000
Ending AUV	$25.515	$16.384	$10.302	$11.819
Ending number of AUs (000s)	4	5	6	2

	2020	2019	2018	2017
Rydex Energy Fund
Beginning AUV	$8.492	$7.962	$10.702	$10.000
Ending AUV	$5.582	$8.492	$7.962	$10.702
Ending number of AUs (000s)	48	21	6	—
Rydex Energy Services Fund
Beginning AUV	$5.401	$5.413	$9.974	$10.000
Ending AUV	$3.380	$5.401	$5.413	$9.974
Ending number of AUs (000s)	66	4	—	—
Rydex Europe 1.25X Strategy Fund
Beginning AUV	$11.692	$9.117	$11.269	$10.000
Ending AUV	$11.702	$11.692	$9.117	$11.269
Ending number of AUs (000s)	—	—	—	—
Rydex Financial Services Fund
Beginning AUV	$12.571	$9.830	$11.223	$10.000
Ending AUV	$12.539	$12.571	$9.830	$11.223
Ending number of AUs (000s)	5	5	—	1
Rydex Government Long Bond 1.2X Strategy Fund
Beginning AUV	$11.851	$10.163	$10.750	$10.000
Ending AUV	$14.432	$11.851	$10.163	$10.750
Ending number of AUs (000s)	0	0	—	—
Rydex Health Care Fund
Beginning AUV	$13.500	$11.031	$10.911	$10.000
Ending AUV	$15.997	$13.500	$11.031	$10.911
Ending number of AUs (000s)	20	8	7	—
Rydex High Yield Strategy Fund
Beginning AUV	$11.566	$10.176	$10.280	$10.000
Ending AUV	$11.495	$11.566	$10.176	$10.280
Ending number of AUs (000s)	2	4	2	—
Rydex Internet Fund
Beginning AUV	$14.036	$11.204	$11.592	$10.000
Ending AUV	$22.453	$14.036	$11.204	$11.592
Ending number of AUs (000s)	0	3	7	2
Rydex Inverse Dow 2X Strategy Fund
Beginning AUV	$4.482	$7.025	$6.936	$10.000
Ending AUV	$2.427	$4.482	$7.025	$6.936
Ending number of AUs (000s)	0	0	7	1
Rydex Inverse Government Long Bond Strategy Fund
Beginning AUV	$8.346	$9.640	$9.302	$10.000
Ending AUV	$6.576	$8.346	$9.640	$9.302
Ending number of AUs (000s)	—	—	—	—
Rydex Inverse Mid-Cap Strategy Fund
Beginning AUV	$7.993	$10.045	$9.071	$10.000
Ending AUV	$5.995	$7.993	$10.045	$9.071
Ending number of AUs (000s)	0	6	5	—
Rydex Inverse NASDAQ-100® Strategy Fund
Beginning AUV	$6.084	$8.464	$8.718	$10.000
Ending AUV	$3.767	$6.084	$8.464	$8.718
Ending number of AUs (000s)	0	19	6	—
Rydex Inverse Russell 2000® Strategy Fund
Beginning AUV	$7.960	$10.043	$9.050	$10.000
Ending AUV	$5.500	$7.960	$10.043	$9.050
Ending number of AUs (000s)	2	12	2	—

	2020	2019	2018	2017
Rydex Inverse S&P 500 Strategy Fund
Beginning AUV	$7.077	$9.195	$8.857	$10.000
Ending AUV	$5.298	$7.077	$9.195	$8.857
Ending number of AUs (000s)	3	8	13	—
Rydex Japan 2X Strategy Fund
Beginning AUV	$14.290	$10.294	$13.379	$10.000
Ending AUV	$20.042	$14.290	$10.294	$13.379
Ending number of AUs (000s)	0	1	1	—
Rydex Leisure Fund
Beginning AUV	$11.921	$9.235	$10.684	$10.000
Ending AUV	$14.404	$11.921	$9.235	$10.684
Ending number of AUs (000s)	12	0	—	—
Rydex Mid Cap 1.5X Strategy Fund
Beginning AUV	$12.499	$9.197	$11.427	$10.000
Ending AUV	$13.814	$12.499	$9.197	$11.427
Ending number of AUs (000s)	0	0	—	—
Rydex NASDAQ-100® Fund
Beginning AUV	$15.187	$11.114	$11.335	$10.000
Ending AUV	$21.982	$15.187	$11.114	$11.335
Ending number of AUs (000s)	11	31	15	2
Rydex NASDAQ-100® 2X Strategy Fund
Beginning AUV	$20.720	$11.497	$12.696	$10.000
Ending AUV	$38.661	$20.720	$11.497	$12.696
Ending number of AUs (000s)	15	8	31	28
Rydex Nova Fund
Beginning AUV	$15.446	$10.666	$11.911	$10.000
Ending AUV	$18.513	$15.446	$10.666	$11.911
Ending number of AUs (000s)	3	4	5	5
Rydex Precious Metals Fund
Beginning AUV	$13.291	$8.746	$10.503	$10.000
Ending AUV	$17.823	$13.291	$8.746	$10.503
Ending number of AUs (000s)	6	1	1	—
Rydex Real Estate Fund
Beginning AUV	$11.811	$9.506	$10.273	$10.000
Ending AUV	$11.107	$11.811	$9.506	$10.273
Ending number of AUs (000s)	1	5	7	2
Rydex Retailing Fund
Beginning AUV	$12.956	$10.424	$10.788	$10.000
Ending AUV	$18.585	$12.956	$10.424	$10.788
Ending number of AUs (000s)	3	0	—	—
Rydex Russell 2000® 1.5X Strategy Fund
Beginning AUV	$12.336	$9.127	$11.365	$10.000
Ending AUV	$14.787	$12.336	$9.127	$11.365
Ending number of AUs (000s)	0	0	—	—
Rydex Russell 2000® 2X Strategy Fund
Beginning AUV	$12.797	$8.709	$11.821	$10.000
Ending AUV	$14.976	$12.797	$8.709	$11.821
Ending number of AUs (000s)	0	2	2	—
Rydex S&P 500 2X Strategy Fund
Beginning AUV	$17.229	$10.617	$12.569	$10.000
Ending AUV	$20.316	$17.229	$10.617	$12.569
Ending number of AUs (000s)	5	8	5	1

	2020	2019	2018	2017
Rydex S&P 500 Pure Growth Fund
Beginning AUV	$13.517	$10.693	$11.349	$10.000
Ending AUV	$17.185	$13.517	$10.693	$11.349
Ending number of AUs (000s)	1	0	2	1
Rydex S&P 500 Pure Value Fund
Beginning AUV	$12.051	$9.791	$11.312	$10.000
Ending AUV	$10.762	$12.051	$9.791	$11.312
Ending number of AUs (000s)	13	13	14	4
Rydex S&P 500 MidCap 400 Pure Growth Fund
Beginning AUV	$10.814	$9.384	$11.034	$10.000
Ending AUV	$14.087	$10.814	$9.384	$11.034
Ending number of AUs (000s)	1	1	1	3
Rydex S&P 500 MidCap 400 Pure Value Fund
Beginning AUV	$11.122	$9.096	$11.243	$10.000
Ending AUV	$11.929	$11.122	$9.096	$11.243
Ending number of AUs (000s)	0	0	—	2
Rydex S&P 500 SmallCap 600 Pure Growth Fund
Beginning AUV	$11.139	$9.910	$10.910	$10.000
Ending AUV	$12.875	$11.139	$9.910	$10.910
Ending number of AUs (000s)	0	0	3	2
Rydex S&P 500 SmallCap 600 Pure Value Fund
Beginning AUV	$10.216	$8.478	$10.691	$10.000
Ending AUV	$9.592	$10.216	$8.478	$10.691
Ending number of AUs (000s)	0	0	—	—
Rydex Strengthening Dollar 2X Strategy Fund
Beginning AUV	$10.241	$9.804	$8.781	$10.000
Ending AUV	$8.791	$10.241	$9.804	$8.781
Ending number of AUs (000s)	1	0	—	—
Rydex Technology Fund
Beginning AUV	$16.014	$11.476	$11.668	$10.000
Ending AUV	$23.864	$16.014	$11.476	$11.668
Ending number of AUs (000s)	7	4	6	—
Rydex Telecommunications Fund
Beginning AUV	$11.134	$9.849	$10.416	$10.000
Ending AUV	$12.173	$11.134	$9.849	$10.416
Ending number of AUs (000s)	0	0	—	—
Rydex Transportation Fund
Beginning AUV	$11.364	$9.310	$11.663	$10.000
Ending AUV	$15.956	$11.364	$9.310	$11.663
Ending number of AUs (000s)	0	0	6	—
Rydex Utilities Fund
Beginning AUV	$12.919	$10.871	$10.491	$10.000
Ending AUV	$12.238	$12.919	$10.871	$10.491
Ending number of AUs (000s)	0	0	—	—
Rydex Weakening Dollar 2X Strategy Fund
Beginning AUV	$9.438	$9.933	$11.258	$10.000
Ending AUV	$10.337	$9.438	$9.933	$11.258
Ending number of AUs (000s)	0	0	—	—
Small Cap Value Fund (Series Q)
Beginning AUV	$11.011	$8.997	$10.317	$10.000
Ending AUV	$10.888	$11.011	$8.997	$10.317
Ending number of AUs (000s)	1	1	1	—

	2020	2019	2018	2017
StylePlus Large Growth Fund (Series Y)
Beginning AUV	$14.974	$11.198	$11.638	$10.000
Ending AUV	$20.614	$14.974	$11.198	$11.638
Ending number of AUs (000s)	—	—	—	—
StylePlus Mid Growth Fund (Series J)
Beginning AUV	$14.062	$10.612	$11.441	$10.000
Ending AUV	$18.549	$14.062	$10.612	$11.441
Ending number of AUs (000s)	3	1	1	3
U.S. Total Return Bond Fund (Series E)
Beginning AUV	$10.946	$10.492	$10.390	$10.000
Ending AUV	$12.483	$10.946	$10.492	$10.390
Ending number of AUs (000s)	116	112	80	15
INVESCO VARIABLE INSURANCE FUNDS:
Invesco Oppenheimer V.I. International Growth Fund
Beginning AUV	$11.523	$9.019	$11.228	$10.000
Ending AUV	$13.927	$11.523	$9.019	$11.228
Ending number of AUs (000s)	18	16	10	—
Balanced Risk Allocation Fund
Beginning AUV	$11.419	$9.954	$10.686	$10.000
Ending AUV	$12.540	$11.419	$9.954	$10.686
Ending number of AUs (000s)	20	15	19	2
Comstock Fund
Beginning AUV	$12.655	$10.115	$11.533	$10.000
Ending AUV	$12.528	$12.655	$10.115	$11.533
Ending number of AUs (000s)	10	10	4	4
Core Bond Fund
Beginning AUV	$11.020	$10.102	$10.251	$10.000
Ending AUV	$12.041	$11.020	$10.102	$10.251
Ending number of AUs (000s)	25	—	—	—
Core Equity Fund (inception April 28, 2006)
Beginning AUV	$12.527	$9.728	$10.753	$10.000
Ending AUV	$14.240	$12.527	$9.728	$10.753
Ending number of AUs (000s)	1	—	—	—
Core Plus Bond Fund (inception May 1, 2016)
Beginning AUV	$11.144	$10.049	$10.308	$10.000
Ending AUV	$12.209	$11.144	$10.049	$10.308
Ending number of AUs (000s)	32	14	6	13
Diversified Dividend Fund (inception April 29, 2011)
Beginning AUV	$12.207	$9.773	$10.590	$10.000
Ending AUV	$12.206	$12.207	$9.773	$10.590
Ending number of AUs (000s)	21	24	24	9
Equity and Income Fund
Beginning AUV	$11.709	$9.743	$10.782	$10.000
Ending AUV	$12.855	$11.709	$9.743	$10.782
Ending number of AUs (000s)	21	21	10	10
Global Fund
Beginning AUV	$13.383	$10.196	$11.790	$10.000
Ending AUV	$17.016	$13.383	$10.196	$11.790
Ending number of AUs (000s)	56	58	50	19

	2020	2019	2018	2017
Global Real Estate Fund
Beginning AUV	$12.406	$10.101	$10.780	$10.000
Ending AUV	$10.862	$12.406	$10.101	$10.780
Ending number of AUs (000s)	9	18	4	—
Global Strategic Income Fund
Beginning AUV	$10.831	$9.807	$10.289	$10.000
Ending AUV	$11.138	$10.831	$9.807	$10.289
Ending number of AUs (000s)	16	19	2	2
Government Money Market Fund
Beginning AUV	$10.352	$10.175	$10.034	$10.000
Ending AUV	$10.366	$10.352	$10.175	$10.034
Ending number of AUs (000s)	1,572	1,083	1,036	1,013
Government Securities Fund
Beginning AUV	$10.738	$10.138	$10.097	$10.000
Ending AUV	$11.394	$10.738	$10.138	$10.097
Ending number of AUs (000s)	13	2	2	—
Growth and Income Fund
Beginning AUV	$11.966	$9.573	$11.068	$10.000
Ending AUV	$12.198	$11.966	$9.573	$11.068
Ending number of AUs (000s)	3	3	1	—
Health Care Fund
Beginning AUV	$13.784	$10.418	$10.340	$10.000
Ending AUV	$15.753	$13.784	$10.418	$10.340
Ending number of AUs (000s)	9	0	7	—
High Yield Fund
Beginning AUV	$11.240	$9.917	$10.277	$10.000
Ending AUV	$11.596	$11.240	$9.917	$10.277
Ending number of AUs (000s)	0	0	—	—
International Growth Fund
Beginning AUV	$12.124	$9.444	$11.124	$10.000
Ending AUV	$13.801	$12.124	$9.444	$11.124
Ending number of AUs (000s)	6	6	3	2
Main Street® Fund
Beginning AUV	$13.109	$9.966	$10.860	$10.000
Ending AUV	$14.882	$13.109	$9.966	$10.860
Ending number of AUs (000s)	31	32	23	1
Main Street Mid Cap Fund
Beginning AUV	$11.896	$9.528	$10.795	$10.000
Ending AUV	$12.940	$11.896	$9.528	$10.795
Ending number of AUs (000s)	7	5	5	—
Technology Fund
Beginning AUV	$15.472	$11.404	$11.473	$10.000
Ending AUV	$22.573	$15.472	$11.404	$11.473
Ending number of AUs (000s)	9	1	10	5
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS:
Asset Strategy Portfolio
Beginning AUV	$12.718	$10.460	$11.078	$10.000
Ending AUV	$14.462	$12.718	$10.460	$11.078
Ending number of AUs (000s)	0	0	—	—

	2020	2019	2018	2017
Balanced Portfolio
Beginning AUV	$12.466	$10.225	$10.584	$10.000
Ending AUV	$14.204	$12.466	$10.225	$10.584
Ending number of AUs (000s)	1	1	1	1
Corporate Bond Portfolio
Beginning AUV	$11.202	$10.001	$10.210	$10.000
Ending AUV	$12.411	$11.202	$10.001	$10.210
Ending number of AUs (000s)	2	—	—	—
Energy Portfolio
Beginning AUV	$6.923	$6.701	$10.189	$10.000
Ending AUV	$4.367	$6.923	$6.701	$10.189
Ending number of AUs (000s)	0	6	—	—
Global Bond Portfolio
Beginning AUV	$11.120	$10.178	$10.211	$10.000
Ending AUV	$12.008	$11.120	$10.178	$10.211
Ending number of AUs (000s)	2	1	1	—
High Income Portfolio
Beginning AUV	$11.178	$10.068	$10.301	$10.000
Ending AUV	$11.835	$11.178	$10.068	$10.301
Ending number of AUs (000s)	4	7	9	2
Limited-Term Bond Portfolio
Beginning AUV	$10.515	$10.104	$10.040	$10.000
Ending AUV	$10.934	$10.515	$10.104	$10.040
Ending number of AUs (000s)	4	—	—	—
Mid Cap Growth Portfolio
Beginning AUV	$15.946	$11.578	$11.602	$10.000
Ending AUV	$23.724	$15.946	$11.578	$11.602
Ending number of AUs (000s)	13	12	7	2
Natural Resources Portfolio
Beginning AUV	$9.173	$8.393	$10.950	$10.000
Ending AUV	$8.061	$9.173	$8.393	$10.950
Ending number of AUs (000s)	4	1	2	—
Science and Technology Portfolio
Beginning AUV	$16.348	$10.953	$11.575	$10.000
Ending AUV	$22.096	$16.348	$10.953	$11.575
Ending number of AUs (000s)	17	7	3	—
Value Portfolio
Beginning AUV	$12.674	$10.048	$10.848	$10.000
Ending AUV	$12.906	$12.674	$10.048	$10.848
Ending number of AUs (000s)	2	4	4	—
JANUS ASPEN SERIES: JANUS HENDERSON FUNDS- Institutional:
Balanced Portfolio
Beginning AUV	$13.692	$11.186	$11.127	$10.000
Ending AUV	$15.628	$13.692	$11.186	$11.127
Ending number of AUs (000s)	123	87	49	6
Enterprise Portfolio
Beginning AUV	$15.618	$11.545	$11.611	$10.000
Ending AUV	$18.632	$15.618	$11.545	$11.611
Ending number of AUs (000s)	106	91	76	23

	2020	2019	2018	2017
Forty Portfolio
Beginning AUV	$15.702	$11.465	$11.259	$10.000
Ending AUV	$21.856	$15.702	$11.465	$11.259
Ending number of AUs (000s)	21	29	13	14
Global Research Portfolio
Beginning AUV	$13.653	$10.596	$11.394	$10.000
Ending AUV	$16.367	$13.653	$10.596	$11.394
Ending number of AUs (000s)	9	9	8	4
Mid Cap Value Portfolio
Beginning AUV	$12.358	$9.495	$11.010	$10.000
Ending AUV	$12.226	$12.358	$9.495	$11.010
Ending number of AUs (000s)	91	93	83	24
Overseas Portfolio
Beginning AUV	$12.324	$9.717	$11.442	$10.000
Ending AUV	$14.311	$12.324	$9.717	$11.442
Ending number of AUs (000s)	8	4	4	4
Research Portfolio
Beginning AUV	$14.850	$10.974	$11.282	$10.000
Ending AUV	$19.715	$14.850	$10.974	$11.282
Ending number of AUs (000s)	9	10	7	2
JANUS ASPEN SERIES: JANUS HENDERSON FUNDS- Service:
Flexible Bond Portfolio
Beginning AUV	$10.931	$10.018	$10.164	$10.000
Ending AUV	$12.034	$10.931	$10.018	$10.164
Ending number of AUs (000s)	39	28	23	—
US Low Volatility Portfolio
Beginning AUV	$13.376	$10.462	$10.980	$10.000
Ending AUV	$13.824	$13.376	$10.462	$10.980
Ending number of AUs (000s)	5	4	9	—
JOHN HANCOCK VARIABLE TRUST:
Emerging Markets Value Trust Fund
Beginning AUV	$11.042	$9.982	$11.567	$10.000
Ending AUV	$11.425	$11.042	$9.982	$11.567
Ending number of AUs (000s)	91	57	46	11
JPMORGAN INSURANCE TRUST:
Global Allocation Portfolio
Beginning AUV	$11.917	$10.238	$10.944	$10.000
Ending AUV	$13.732	$11.917	$10.238	$10.944
Ending number of AUs (000s)	48	32	31	2
Income Builder Portfolio
Beginning AUV	$11.598	$10.165	$10.706	$10.000
Ending AUV	$12.184	$11.598	$10.165	$10.706
Ending number of AUs (000s)	52	53	36	3
LAZARD RETIREMENT SERIES INC.:
Emerging Markets Equity Portfolio
Beginning AUV	$10.856	$9.203	$11.317	$10.000
Ending AUV	$10.702	$10.856	$9.203	$11.317
Ending number of AUs (000s)	39	54	53	13

	2020	2019	2018	2017
Global Dynamic Multi Asset Portfolio
Beginning AUV	$12.286	$10.447	$11.198	$10.000
Ending AUV	$12.367	$12.286	$10.447	$11.198
Ending number of AUs (000s)	6	24	6	1
International Equity Portfolio
Beginning AUV	$11.683	$9.669	$11.249	$10.000
Ending AUV	$12.627	$11.683	$9.669	$11.249
Ending number of AUs (000s)	27	3	2	1
US Small-Mid Cap Equity Portfolio
Beginning AUV	$12.606	$9.717	$11.217	$10.000
Ending AUV	$13.439	$12.606	$9.717	$11.217
Ending number of AUs (000s)	15	27	14	1
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth Portfolio
Beginning AUV	$12.096	$9.686	$10.584	$10.000
Ending AUV	$14.254	$12.096	$9.686	$10.584
Ending number of AUs (000s)	11	12	10	—
ClearBridge Dividend Strategy Portfolio
Beginning AUV	$14.027	$10.676	$11.237	$10.000
Ending AUV	$15.080	$14.027	$10.676	$11.237
Ending number of AUs (000s)	19	31	15	1
ClearBridge Large Cap Growth Portfolio
Beginning AUV	$15.063	$11.414	$11.430	$10.000
Ending AUV	$19.663	$15.063	$11.414	$11.430
Ending number of AUs (000s)	46	64	55	5
ClearBridge Small Cap Growth Portfolio
Beginning AUV	$14.943	$11.826	$11.475	$10.000
Ending AUV	$21.324	$14.943	$11.826	$11.475
Ending number of AUs (000s)	90	43	64	2
QS Dynamic Multi Strategy Portfolio
Beginning AUV	$11.554	$10.018	$10.817	$10.000
Ending AUV	$10.578	$11.554	$10.018	$10.817
Ending number of AUs (000s)	29	26	26	2
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond Portfolio
Beginning AUV	$11.349	$9.936	$10.358	$10.000
Ending AUV	$12.161	$11.349	$9.936	$10.358
Ending number of AUs (000s)	7	4	—	—
LORD ABBETT SERIES FUND, INC. :
Bond Debenture Portfolio
Beginning AUV	$11.405	$10.076	$10.514	$10.000
Ending AUV	$12.219	$11.405	$10.076	$10.514
Ending number of AUs (000s)	31	30	28	4
Dividend Growth Portfolio
Beginning AUV	$13.588	$10.762	$11.307	$10.000
Ending AUV	$15.659	$13.588	$10.762	$11.307
Ending number of AUs (000s)	29	30	26	9

	2020	2019	2018	2017
Growth and Income Portfolio
Beginning AUV	$12.439	$10.170	$11.088	$10.000
Ending AUV	$12.755	$12.439	$10.170	$11.088
Ending number of AUs (000s)	—	—	—	—
MAINSTAY VP FUNDS TRUST:
MacKay Convertible Portfolios - Service
Beginning AUV	$12.575	$10.310	$10.592	$10.000
Ending AUV	$17.039	$12.575	$10.310	$10.592
Ending number of AUs (000s)	10	10	26	8
MFS VARIABLE INSURANCE TRUST:
Growth Series - Service
Beginning AUV	$16.182	$11.763	$11.503	$10.000
Ending AUV	$21.254	$16.182	$11.763	$11.503
Ending number of AUs (000s)	15	11	—	—
New Discovery Series - Service (inception date May 1, 2020)
Beginning AUV	$10.000	N/A	N/A	N/A
Ending AUV	$16.442	N/A	N/A	N/A
Ending number of AUs (000s)	7	N/A	N/A	N/A
Value Series - Service
Beginning AUV	$12.922	$9.993	$11.165	$10.000
Ending AUV	$13.319	$12.922	$9.993	$11.165
Ending number of AUs (000s)	20	13	—	—
NATIONWIDE VARIABLE INSURANCE TRUST:
AQR Large Cap Defensive Style Fund (inception May 1, 2018)
Beginning AUV	$12.857	$9.958	$10.000	N/A
Ending AUV	$14.167	$12.857	$9.958	N/A
Ending number of AUs (000s)	2	0	—	N/A
Bond Index Fund
Beginning AUV	$10.894	$10.080	$10.162	$10.000
Ending AUV	$11.635	$10.894	$10.080	$10.162
Ending number of AUs (000s)	79	9	2	1
Columbia Overseas Value (inception date October 16, 2020)
Beginning AUV	$10.000	N/A	N/A	N/A
Ending AUV	$11.778	N/A	N/A	N/A
Ending number of AUs (000s)	0	N/A	N/A	N/A
DoubleLine Total Return Tactical Fund (inception May 1, 2019)
Beginning AUV	$10.666	$10.000	N/A	N/A
Ending AUV	$11.059	$10.666	N/A	N/A
Ending number of AUs (000s)	245	52	N/A	N/A
Government Money Market Fund (inception February 8, 2019)
Beginning AUV	$10.156	$10.000	N/A	N/A
Ending AUV	$10.170	$10.156	N/A	N/A
Ending number of AUs (000s)	558	241	N/A	N/A
International Index Fund
Beginning AUV	$11.722	$9.666	$11.248	$10.000
Ending AUV	$12.557	$11.722	$9.666	$11.248
Ending number of AUs (000s)	90	67	65	30

	2020	2019	2018	2017
Investor Destinations Capital Appreciation Fund (inception October 23, 2020)
Beginning AUV	$10.000	N/A	N/A	N/A
Ending AUV	$10.820	N/A	N/A	N/A
Ending number of AUs (000s)	5	N/A	N/A	N/A
Investor Destinations Moderate Fund (inception October 23, 2020)
Beginning AUV	$10.000	N/A	N/A	N/A
Ending AUV	$10.722	N/A	N/A	N/A
Ending number of AUs (000s)	10	N/A	N/A	N/A
iShares ETF Fixed Income Fund (inception date May 1, 2019)
Beginning AUV	$10.565	$10.000	N/A	N/A
Ending AUV	$11.327	$10.565	N/A	N/A
Ending number of AUs (000s)	13	—	N/A	N/A
iShares ETF Global Equity Fund (inception date May 1, 2019)
Beginning AUV	$10.876	$10.000	N/A	N/A
Ending AUV	$12.588	$10.876	N/A	N/A
Ending number of AUs (000s)	6	0	N/A	N/A
JP Morgan Mozaic Multi-Asset Fund (inception date May 1, 2020)
Beginning AUV	$10.000	N/A	N/A	N/A
Ending AUV	$10.522	N/A	N/A	N/A
Ending number of AUs (000s)	0	N/A	N/A	N/A
Mid Cap Index Fund
Beginning AUV	$12.168	$9.714	$11.005	$10.000
Ending AUV	$13.715	$12.168	$9.714	$11.005
Ending number of AUs (000s)	74	55	50	13
Multi-Manager Mid Cap Value Fund
Beginning AUV	$11.632	$9.397	$10.832	$10.000
Ending AUV	$11.491	$11.632	$9.397	$10.832
Ending number of AUs (000s)	0	0	—	4
Newton Sustainable U. S. Equity Fund
Beginning AUV	$13.136	$10.440	$11.099	$10.000
Ending AUV	$14.869	$13.136	$10.440	$11.099
Ending number of AUs (000s)	7	0	—	—
S&P 500 Index Fund
Beginning AUV	$14.025	$10.732	$11.300	$10.000
Ending AUV	$16.500	$14.025	$10.732	$11.300
Ending number of AUs (000s)	245	73	58	19
Small Cap Index Fund
Beginning AUV	$12.110	$9.705	$10.971	$10.000
Ending AUV	$14.426	$12.110	$9.705	$10.971
Ending number of AUs (000s)	113	87	53	26
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Mid-Cap Growth Portfolio
Beginning AUV	$14.192	$10.707	$11.457	$10.000
Ending AUV	$19.837	$14.192	$10.707	$11.457
Ending number of AUs (000s)	4	1	—	—
Mid Cap Intrinsic Value Portfolio
Beginning AUV	$10.738	$9.212	$10.889	$10.000
Ending AUV	$10.441	$10.738	$9.212	$10.889
Ending number of AUs (000s)	5	5	4	1

	2020	2019	2018	2017
Short Duration Bond Portfolio
Beginning AUV	$10.466	$10.109	$10.022	$10.000
Ending AUV	$10.812	$10.466	$10.109	$10.022
Ending number of AUs (000s)	8	10	6	2
US Equity Index PutWrite Strategy Portfolio
Beginning AUV	$11.319	$9.835	$10.566	$10.000
Ending AUV	$12.235	$11.319	$9.835	$10.566
Ending number of AUs (000s)	2	3	2	—
NORTHERN LIGHTS VARIABLE TRUST:
7Twelve Portfolio Class 3
Beginning AUV	$11.243	$9.781	$10.701	$10.000
Ending AUV	$11.833	$11.243	$9.781	$10.701
Ending number of AUs (000s)	—	—	—	—
BTS Tactical Fixed Income Portfolio
Beginning AUV	$9.682	$9.418	$10.043	$10.000
Ending AUV	$9.901	$9.682	$9.418	$10.043
Ending number of AUs (000s)	9	8	8	5
Power Dividend Index Portfolio
Beginning AUV	$9.735	$10.035	$10.926	$10.000
Ending AUV	$9.016	$9.735	$10.035	$10.926
Ending number of AUs (000s)	8	16	22	13
Power Income Portfolio
Beginning AUV	$10.444	$9.710	$10.058	$10.000
Ending AUV	$9.805	$10.444	$9.710	$10.058
Ending number of AUs (000s)	26	34	38	26
Power Momentum Portfolio
Beginning AUV	$11.829	$10.982	$11.300	$10.000
Ending AUV	$11.669	$11.829	$10.982	$11.300
Ending number of AUs (000s)	7	12	87	2
Probabilities Portfolio
Beginning AUV	$12.105	$9.070	$10.746	$10.000
Ending AUV	$11.093	$12.105	$9.070	$10.746
Ending number of AUs (000s)	22	22	—	—
Rational Trend Aggregation VA Portfolio (inception February 8, 2019)
Beginning AUV	$10.122	$10.000	N/A	N/A
Ending AUV	$10.227	$10.122	N/A	N/A
Ending number of AUs (000s)	0	1	N/A	N/A
TOPS Aggressive Growth ETF- Class 1
Beginning AUV	$12.621	$10.146	$11.152	$10.000
Ending AUV	$14.216	$12.621	$10.146	$11.152
Ending number of AUs (000s)	0	0	0	0
TOPS Balanced ETF- Class 1 (inception May 1, 2019)
Beginning AUV	$11.687	$10.000	N/A	N/A
Ending AUV	$12.663	$11.687	N/A	N/A
Ending number of AUs (000s)	0	0	N/A	N/A
TOPS Conservative ETF- Class 1
Beginning AUV	$11.329	$10.138	$10.402	$10.000
Ending AUV	$12.118	$11.329	$10.138	$10.402
Ending number of AUs (000s)	0	0	0	0

	2020	2019	2018	2017
TOPS Growth ETF- Class 1 (inception September 17, 2019)
Beginning AUV	$12.367	$10.000	N/A	N/A
Ending AUV	$13.806	$12.367	N/A	N/A
Ending number of AUs (000s)	0	0	N/A	N/A
TOPS Managed Risk Balanced ETF- Class 1
Beginning AUV	$11.465	$10.011	$10.639	$10.000
Ending AUV	$12.142	$11.465	$10.011	$10.639
Ending number of AUs (000s)	0	0	0	0
TOPS Managed Risk Growth ETF- Class 1
Beginning AUV	$11.853	$10.129	$11.081	$10.000
Ending AUV	$12.469	$11.853	$10.129	$11.081
Ending number of AUs (000s)	0	0	0	0
TOPS Managed Risk Moderate Growth ETF- Class 1
Beginning AUV	$11.728	$10.085	$10.885	$10.000
Ending AUV	$12.424	$11.728	$10.085	$10.885
Ending number of AUs (000s)	0	0	0	0
TOPS Moderate Growth ETF- Class 1 (inception date September 17, 2019)
Beginning AUV	$12.053	$10.000	N/A	N/A
Ending AUV	$13.325	$12.053	N/A	N/A
Ending number of AUs (000s)	0	0	N/A	N/A
TOPS Aggressive Growth ETF- Class 2 (inception May 1, 2019)
Beginning AUV	$10.813	$10.000	N/A	N/A
Ending AUV	$12.166	$10.813	N/A	N/A
Ending number of AUs (000s)	0	0	N/A	N/A
TOPS Balanced ETF- Class 2 (inception May 1, 2019)
Beginning AUV	$10.644	$10.000	N/A	N/A
Ending AUV	$11.520	$10.644	N/A	N/A
Ending number of AUs (000s)	0	0	N/A	N/A
TOPS Conservative ETF- Class 2
Beginning AUV	$11.274	$10.109	$10.402	$10.000
Ending AUV	$12.050	$11.274	$10.109	$10.402
Ending number of AUs (000s)	0	3	3	3
TOPS Growth ETF- Class 2 (inception September 17, 2019)
Beginning AUV	$10.609	$10.000	N/A	N/A
Ending AUV	$11.829	$10.609	N/A	N/A
Ending number of AUs (000s)	0	0	N/A	N/A
TOPS Managed Risk Balanced ETF- Class 2
Beginning AUV	$11.417	$9.982	$10.639	$10.000
Ending AUV	$12.072	$11.417	$9.982	$10.639
Ending number of AUs (000s)	1	3	3	3
TOPS Managed Risk Growth ETF- Class 2
Beginning AUV	$11.806	$10.099	$11.081	$10.000
Ending AUV	$12.400	$11.806	$10.099	$11.081
Ending number of AUs (000s)	3	3	3	3
TOPS Managed Risk Moderate Growth ETF- Class 2
Beginning AUV	$11.678	$10.056	$10.855	$10.000
Ending AUV	$12.349	$11.678	$10.056	$10.855
Ending number of AUs (000s)	1	1	—	1
TOPS Moderate Growth ETF- Class 2 (inception date September 17, 2019)
Beginning AUV	$10.496	$10.000	N/A	N/A
Ending AUV	$11.591	$10.496	N/A	N/A
Ending number of AUs (000s)	0	0	N/A	N/A

	2020	2019	2018	2017
PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio
Beginning AUV	$11.371	$10.177	$10.775	$10.000
Ending AUV	$12.263	$11.371	$10.177	$10.775
Ending number of AUs (000s)	54	45	26	—
CommodityRealReturn Strategy Portfolio
Beginning AUV	$10.051	$9.033	$10.536	$10.000
Ending AUV	$10.172	$10.051	$9.033	$10.536
Ending number of AUs (000s)	6	0	—	—
Dynamic Bond Portfolio
Beginning AUV	$10.826	$10.333	$10.243	$10.000
Ending AUV	$11.330	$10.826	$10.333	$10.243
Ending number of AUs (000s)	0	0	11	—
Emerging Markets Bond Portfolio
Beginning AUV	$11.311	$9.871	$10.376	$10.000
Ending AUV	$12.052	$11.311	$9.871	$10.376
Ending number of AUs (000s)	36	43	36	10
Global Bond Opportunities Unhedged Portfolio
Beginning AUV	$10.638	$10.039	$10.494	$10.000
Ending AUV	$11.697	$10.638	$10.039	$10.494
Ending number of AUs (000s)	6	0	—	—
Global Core Bond Hedged Portfolio
Beginning AUV	$11.149	$10.350	$10.258	$10.000
Ending AUV	$12.034	$11.149	$10.350	$10.258
Ending number of AUs (000s)	3	2	7	—
Global Managed Asset Allocation Portfolio
Beginning AUV	$11.894	$10.175	$10.779	$10.000
Ending AUV	$13.875	$11.894	$10.175	$10.779
Ending number of AUs (000s)	8	—	—	—
High Yield Portfolio
Beginning AUV	$11.474	$10.016	$10.304	$10.000
Ending AUV	$12.115	$11.474	$10.016	$10.304
Ending number of AUs (000s)	13	9	17	41
Income Portfolio
Beginning AUV	$11.374	$10.492	$10.467	$10.000
Ending AUV	$12.096	$11.374	$10.492	$10.467
Ending number of AUs (000s)	164	137	109	60
International Bond Unhedged Portfolio
Beginning AUV	$10.904	$10.204	$10.642	$10.000
Ending AUV	$12.061	$10.904	$10.204	$10.642
Ending number of AUs (000s)	0	0	—	—
International Bond US Dollar-Hedged Portfolio
Beginning AUV	$11.094	$10.383	$10.183	$10.000
Ending AUV	$11.693	$11.094	$10.383	$10.183
Ending number of AUs (000s)	73	49	73	29
Long Term US Government Portfolio
Beginning AUV	$11.684	$10.327	$10.594	$10.000
Ending AUV	$13.696	$11.684	$10.327	$10.594
Ending number of AUs (000s)	85	45	36	4

	2020	2019	2018	2017
Low Duration Portfolio
Beginning AUV	$10.483	$10.093	$10.073	$10.000
Ending AUV	$10.781	$10.483	$10.093	$10.073
Ending number of AUs (000s)	92	26	33	13
Real Return Portfolio
Beginning AUV	$10.741	$9.920	$10.159	$10.000
Ending AUV	$11.981	$10.741	$9.920	$10.159
Ending number of AUs (000s)	21	15	33	10
Short Term Portfolio
Beginning AUV	$10.560	$10.288	$10.148	$10.000
Ending AUV	$10.780	$10.560	$10.288	$10.148
Ending number of AUs (000s)	27	58	69	5
Total Return Portfolio
Beginning AUV	$11.032	$10.197	$10.267	$10.000
Ending AUV	$11.968	$11.032	$10.197	$10.267
Ending number of AUs (000s)	140	82	105	12
PROFUNDS VP:
Access VP High Yield Fund
Beginning AUV	$11.343	$10.104	$10.182	$10.000
Ending AUV	$11.319	$11.343	$10.104	$10.182
Ending number of AUs (000s)	7	0	0	1
Asia 30 Fund
Beginning AUV	$11.967	$9.489	$11.674	$10.000
Ending AUV	$16.196	$11.967	$9.489	$11.674
Ending number of AUs (000s)	3	—	—	—
Banks Fund
Beginning AUV	$13.061	$9.588	$11.696	$10.000
Ending AUV	$11.057	$13.061	$9.588	$11.696
Ending number of AUs (000s)	1	5	4	3
Basic Materials Fund
Beginning AUV	$11.075	$9.422	$11.460	$10.000
Ending AUV	$12.882	$11.075	$9.422	$11.460
Ending number of AUs (000s)	2	0	0	—
Bear Fund
Beginning AUV	$7.040	$9.150	$8.807	$10.000
Ending AUV	$5.229	$7.040	$9.150	$8.807
Ending number of AUs (000s)	2	12	6	—
Biotechnology Fund
Beginning AUV	$12.049	$10.362	$11.128	$10.000
Ending AUV	$13.881	$12.049	$10.362	$11.128
Ending number of AUs (000s)	12	15	3	1
Bull Fund
Beginning AUV	$13.492	$10.484	$11.188	$10.000
Ending AUV	$15.631	$13.492	$10.484	$11.188
Ending number of AUs (000s)	1	5	2	—
Consumer Goods Fund
Beginning AUV	$11.539	$9.131	$10.734	$10.000
Ending AUV	$15.100	$11.539	$9.131	$10.734
Ending number of AUs (000s)	4	0	—	—

	2020	2019	2018	2017
Consumer Services Fund
Beginning AUV	$13.510	$10.856	$10.805	$10.000
Ending AUV	$17.313	$13.510	$10.856	$10.805
Ending number of AUs (000s)	6	4	1	1
Emerging Markets Fund
Beginning AUV	$12.213	$9.846	$11.637	$10.000
Ending AUV	$15.453	$12.213	$9.846	$11.637
Ending number of AUs (000s)	0	0	—	—
Europe 30 Fund
Beginning AUV	$11.004	$9.356	$10.912	$10.000
Ending AUV	$9.973	$11.004	$9.356	$10.912
Ending number of AUs (000s)	0	0	—	—
Falling U.S. Dollar Fund
Beginning AUV	$9.645	$9.891	$10.573	$10.000
Ending AUV	$10.093	$9.645	$9.891	$10.573
Ending number of AUs (000s)	—	—	—	—
Financials Fund
Beginning AUV	$13.345	$10.260	$11.472	$10.000
Ending AUV	$13.090	$13.345	$10.260	$11.472
Ending number of AUs (000s)	5	6	5	3
Government Money Market Fund
Beginning AUV	$10.080	$10.018	$9.991	$10.000
Ending AUV	$10.069	$10.080	$10.018	$9.991
Ending number of AUs (000s)	7	71	86	81
Health Care Fund
Beginning AUV	$13.620	$11.427	$10.958	$10.000
Ending AUV	$15.563	$13.620	$11.427	$10.958
Ending number of AUs (000s)	0	2	3	—
Industrials Fund
Beginning AUV	$13.027	$9.998	$11.478	$10.000
Ending AUV	$15.187	$13.027	$9.998	$11.478
Ending number of AUs (000s)	16	3	4	4
International Fund
Beginning AUV	$11.089	$9.312	$11.070	$10.000
Ending AUV	$11.615	$11.089	$9.312	$11.070
Ending number of AUs (000s)	0	0	—	—
Internet Fund
Beginning AUV	$14.432	$12.245	$11.687	$10.000
Ending AUV	$21.733	$14.432	$12.245	$11.687
Ending number of AUs (000s)	23	13	10	2
Japan Fund
Beginning AUV	$12.372	$10.326	$11.703	$10.000
Ending AUV	$14.322	$12.372	$10.326	$11.703
Ending number of AUs (000s)	0	0	—	—
Large-Cap Growth Fund
Beginning AUV	$14.289	$11.103	$11.330	$10.000
Ending AUV	$18.680	$14.289	$11.103	$11.330
Ending number of AUs (000s)	0	0	—	—
Large-Cap Value Fund
Beginning AUV	$12.775	$9.859	$11.047	$10.000
Ending AUV	$12.748	$12.775	$9.859	$11.047
Ending number of AUs (000s)	0	0	—	—

	2020	2019	2018	2017
Mid-Cap Fund
Beginning AUV	$11.667	$9.459	$10.872	$10.000
Ending AUV	$12.903	$11.667	$9.459	$10.872
Ending number of AUs (000s)	0	0	—	—
Mid-Cap Growth Fund
Beginning AUV	$12.068	$9.728	$11.069	$10.000
Ending AUV	$14.568	$12.068	$9.728	$11.069
Ending number of AUs (000s)	0	0	—	—
Mid-Cap Value Fund
Beginning AUV	$11.590	$9.355	$10.805	$10.000
Ending AUV	$11.839	$11.590	$9.355	$10.805
Ending number of AUs (000s)	5	10	—	—
NASDAQ-100 Fund
Beginning AUV	$15.097	$11.061	$11.288	$10.000
Ending AUV	$21.944	$15.097	$11.061	$11.288
Ending number of AUs (000s)	53	49	27	14
Oil & Gas Fund
Beginning AUV	$9.321	$8.603	$10.800	$10.000
Ending AUV	$6.100	$9.321	$8.603	$10.800
Ending number of AUs (000s)	90	60	35	1
Pharmaceuticals Fund
Beginning AUV	$11.059	$9.712	$10.369	$10.000
Ending AUV	$12.424	$11.059	$9.712	$10.369
Ending number of AUs (000s)	7	6	—	—
Precious Metals Fund
Beginning AUV	$12.942	$8.879	$10.276	$10.000
Ending AUV	$16.037	$12.942	$8.879	$10.276
Ending number of AUs (000s)	4	8	—	—
Real Estate Fund
Beginning AUV	$12.386	$9.786	$10.393	$10.000
Ending AUV	$11.589	$12.386	$9.786	$10.393
Ending number of AUs (000s)	0	2	—	—
Rising Rates Opportunity Fund
Beginning AUV	$7.785	$9.440	$9.077	$10.000
Ending AUV	$5.698	$7.785	$9.440	$9.077
Ending number of AUs (000s)	1	0	8	—
Semiconductor Fund
Beginning AUV	$16.890	$11.294	$12.600	$10.000
Ending AUV	$24.428	$16.890	$11.294	$12.600
Ending number of AUs (000s)	0	2	3	2
Short Emerging Markets Fund
Beginning AUV	$7.422	$9.408	$8.369	$10.000
Ending AUV	$5.057	$7.422	$9.408	$8.369
Ending number of AUs (000s)	0	9	6	—
Short International Fund
Beginning AUV	$8.401	$10.189	$8.837	$10.000
Ending AUV	$6.967	$8.401	$10.189	$8.837
Ending number of AUs (000s)	1	6	5	—
Short Mid-Cap Fund
Beginning AUV	$7.847	$9.968	$8.997	$10.000
Ending AUV	$5.747	$7.847	$9.968	$8.997
Ending number of AUs (000s)	2	11	5	—

	2020	2019	2018	2017
Short NASDAQ-100 Fund
Beginning AUV	$6.053	$8.426	$8.690	$10.000
Ending AUV	$3.459	$6.053	$8.426	$8.690
Ending number of AUs (000s)	3	21	—	—
Short Small-Cap Fund
Beginning AUV	$7.852	$9.927	$9.006	$10.000
Ending AUV	$5.334	$7.852	$9.927	$9.006
Ending number of AUs (000s)	2	15	—	—
Small Cap Fund
Beginning AUV	$11.644	$9.435	$10.848	$10.000
Ending AUV	$13.610	$11.644	$9.435	$10.848
Ending number of AUs (000s)	0	0	—	—
Small-Cap Growth Fund
Beginning AUV	$12.170	$10.232	$10.872	$10.000
Ending AUV	$14.265	$12.170	$10.232	$10.872
Ending number of AUs (000s)	2	2	4	2
Small-Cap Value Fund
Beginning AUV	$11.506	$9.402	$10.977	$10.000
Ending AUV	$11.611	$11.506	$9.402	$10.977
Ending number of AUs (000s)	0	0	—	—
Technology Fund
Beginning AUV	$16.465	$11.358	$11.642	$10.000
Ending AUV	$23.807	$16.465	$11.358	$11.642
Ending number of AUs (000s)	11	6	—	—
Telecommunications Fund
Beginning AUV	$10.236	$8.933	$10.538	$10.000
Ending AUV	$10.543	$10.236	$8.933	$10.538
Ending number of AUs (000s)	0	0	—	—
U.S. Government Plus Fund
Beginning AUV	$11.992	$10.159	$10.757	$10.000
Ending AUV	$14.451	$11.992	$10.159	$10.757
Ending number of AUs (000s)	0	0	—	—
UltraBull Fund
Beginning AUV	$16.802	$10.506	$12.453	$10.000
Ending AUV	$20.104	$16.802	$10.506	$12.453
Ending number of AUs (000s)	1	0	—	5
UltraMid-Cap Fund
Beginning AUV	$12.780	$8.660	$11.844	$10.000
Ending AUV	$13.427	$12.780	$8.660	$11.844
Ending number of AUs (000s)	0	0	—	—
UltraNASDAQ-100 Fund
Beginning AUV	$20.482	$11.418	$12.653	$10.000
Ending AUV	$38.102	$20.482	$11.418	$12.653
Ending number of AUs (000s)	26	7	33	23
UltraShort NASDAQ-100 Fund
Beginning AUV	$3.258	$6.592	$7.467	$10.000
Ending AUV	$0.928	$3.258	$6.592	$7.467
Ending number of AUs (000s)	37	257	7	—
UltraSmall-Cap Fund
Beginning AUV	$12.582	$8.553	$11.726	$10.000
Ending AUV	$14.622	$12.582	$8.553	$11.726
Ending number of AUs (000s)	0	0	—	—

	2020	2019	2018	2017
Utilities Fund
Beginning AUV	$13.151	$10.719	$10.434	$10.000
Ending AUV	$12.817	$13.151	$10.719	$10.434
Ending number of AUs (000s)	4	4	2	—
PUTNAM VARIABLE TRUST:
Diversified Income Fund
Beginning AUV	$11.397	$10.261	$10.379	$10.000
Ending AUV	$11.277	$11.397	$10.261	$10.379
Ending number of AUs (000s)	10	14	13	—
High Yield Fund
Beginning AUV	$11.332	$9.921	$10.357	$10.000
Ending AUV	$11.904	$11.332	$9.921	$10.357
Ending number of AUs (000s)	0	0	—	2
Income Fund
Beginning AUV	$11.469	$10.265	$10.260	$10.000
Ending AUV	$12.108	$11.469	$10.265	$10.260
Ending number of AUs (000s)	8	3	2	5
International Value Fund (inception date May 1, 2020)
Beginning AUV	$10.000	N/A	N/A	N/A
Ending AUV	$13.608	N/A	N/A	N/A
Ending number of AUs (000s)	2	N/A	N/A	N/A
Large Cap Value Fund
Beginning AUV	$13.505	$10.372	$11.351	$10.000
Ending AUV	$14.267	$13.505	$10.372	$11.351
Ending number of AUs (000s)	23	3	2	1
Mortgage Securities Fund
Beginning AUV	$11.267	$9.969	$10.075	$10.000
Ending AUV	$11.075	$11.267	$9.969	$10.075
Ending number of AUs (000s)	3	16	10	—
Multi Asset Absolute Return Fund
Beginning AUV	$10.138	$9.586	$10.417	$10.000
Ending AUV	$9.376	$10.138	$9.586	$10.417
Ending number of AUs (000s)	71	11	—	—
Sustainable Leaders Fund (inception date May 1, 2020)
Beginning AUV	$10.000	N/A	N/A	N/A
Ending AUV	$14.030	N/A	N/A	N/A
Ending number of AUs (000s)	9	N/A	N/A	N/A
REDWOOD INVESTMENT MANAGEMENT, LLC:
Managed Volatility Class I
Beginning AUV	$11.071	$10.151	$10.417	$10.000
Ending AUV	$12.248	$11.071	$10.151	$10.417
Ending number of AUs (000s)	0	—	—	—
Managed Volatility Class N
Beginning AUV	$10.922	$10.062	$10.375	$10.000
Ending AUV	$12.025	$10.922	$10.062	$10.375
Ending number of AUs (000s)	3	4	4	3

	2020	2019	2018	2017
ROYCE CAPITAL FUND:
Micro-Cap Portfolio
Beginning AUV	$11.412	$9.560	$10.527	$10.000
Ending AUV	$14.107	$11.412	$9.560	$10.527
Ending number of AUs (000s)	18	19	17	7
Small-Cap Portfolio
Beginning AUV	$11.680	$9.857	$10.771	$10.000
Ending AUV	$10.828	$11.680	$9.857	$10.771
Ending number of AUs (000s)	12	9	7	—
T ROWE PRICE EQUITY SERIES, INC.:
Blue Chip Growth Portfolio II
Beginning AUV	$15.479	$11.964	$11.787	$10.000
Ending AUV	$20.698	$15.479	$11.964	$11.787
Ending number of AUs (000s)	173	125	108	8
Equity Income Portfolio II
Beginning AUV	$12.667	$10.065	$11.162	$10.000
Ending AUV	$12.769	$12.667	$10.065	$11.162
Ending number of AUs (000s)	10	0	1	1
Health Sciences Portfolio II
Beginning AUV	$14.389	$11.203	$11.125	$10.000
Ending AUV	$18.573	$14.389	$11.203	$11.125
Ending number of AUs (000s)	67	60	25	26
T ROWE PRICE FIXED INCOME SERIES, INC.:
Limited-Term Bond Portfolio II
Beginning AUV	$10.487	$10.089	$10.011	$10.000
Ending AUV	$10.938	$10.487	$10.089	$10.011
Ending number of AUs (000s)	43	21	36	2
THIRD AVENUE VARIABLE SERIES TRUST:
Value Portfolio
Beginning AUV	$9.570	$8.522	$10.714	$10.000
Ending AUV	$9.327	$9.570	$8.522	$10.714
Ending number of AUs (000s)	—	—	—	—
TIMOTHY PLAN VARIABLE SERIES:
Conservative Growth Portfolio
Beginning AUV	$11.140	$9.645	$10.588	$10.000
Ending AUV	$12.040	$11.140	$9.645	$10.588
Ending number of AUs (000s)	—	—	—	—
Strategic Growth Portfolio
Beginning AUV	$11.367	$9.504	$10.805	$10.000
Ending AUV	$12.392	$11.367	$9.504	$10.805
Ending number of AUs (000s)	2	—	—	—
VANECK VIP TRUST:
Emerging Markets Fund
Beginning AUV	$12.586	$9.652	$12.633	$10.000
Ending AUV	$14.735	$12.586	$9.652	$12.633
Ending number of AUs (000s)	84	39	29	26

	2020	2019	2018	2017
Emerging Markets Bond Fund
Beginning AUV	$11.155	$9.920	$10.585	$10.000
Ending AUV	$12.132	$11.155	$9.920	$10.585
Ending number of AUs (000s)	1	2	1	—
Global Gold Fund
Beginning AUV	$12.559	$9.065	$10.883	$10.000
Ending AUV	$17.383	$12.559	$9.065	$10.883
Ending number of AUs (000s)	15	4	4	—
Global Resources Fund
Beginning AUV	$8.644	$7.738	$10.805	$10.000
Ending AUV	$10.280	$8.644	$7.738	$10.805
Ending number of AUs (000s)	19	2	1	—
VANGUARD VARIABLE INSURANCE FUND:
Balanced Portfolio
Beginning AUV	$12.850	$10.544	$10.971	$10.000
Ending AUV	$14.152	$12.850	$10.544	$10.971
Ending number of AUs (000s)	321	264	85	23
Capital Growth Portfolio
Beginning AUV	$14.460	$11.488	$11.684	$10.000
Ending AUV	$16.901	$14.460	$11.488	$11.684
Ending number of AUs (000s)	58	30	28	16
Conservative Allocation Portfolio (inception date May 1, 2019)
Beginning AUV	$10.688	$10.000	N/A	N/A
Ending AUV	$11.882	$10.688	N/A	N/A
Ending number of AUs (000s)	100	16	N/A	N/A
Diversified Value Portfolio
Beginning AUV	$12.274	$9.813	$10.852	$10.000
Ending AUV	$13.651	$12.274	$9.813	$10.852
Ending number of AUs (000s)	70	46	43	36
Equity Income Portfolio
Beginning AUV	$13.068	$10.555	$11.281	$10.000
Ending AUV	$13.425	$13.068	$10.555	$11.281
Ending number of AUs (000s)	224	186	72	12
Equity Index Portfolio
Beginning AUV	$14.028	$10.738	$11.301	$10.000
Ending AUV	$16.499	$14.028	$10.738	$11.301
Ending number of AUs (000s)	418	461	267	65
Global Bond Index Portfolio (inception date May 1, 2019)
Beginning AUV	$10.486	$10.000	N/A	N/A
Ending AUV	$11.129	$10.486	N/A	N/A
Ending number of AUs (000s)	87	13	N/A	N/A
Growth Portfolio
Beginning AUV	$15.438	$11.595	$11.630	$10.000
Ending AUV	$21.981	$15.438	$11.595	$11.630
Ending number of AUs (000s)	175	113	62	35
High Yield Bond Portfolio
Beginning AUV	$11.469	$9.965	$10.296	$10.000
Ending AUV	$12.059	$11.469	$9.965	$10.296
Ending number of AUs (000s)	111	126	66	15

	2020	2019	2018	2017
International Portfolio
Beginning AUV	$13.694	$10.488	$12.063	$10.000
Ending AUV	$21.471	$13.694	$10.488	$12.063
Ending number of AUs (000s)	352	346	319	81
Mid Cap Index Portfolio
Beginning AUV	$12.978	$9.967	$11.047	$10.000
Ending AUV	$15.247	$12.978	$9.967	$11.047
Ending number of AUs (000s)	311	249	190	24
Moderate Allocation Portfolio (inception date May 1, 2019)
Beginning AUV	$10.779	$10.000	N/A	N/A
Ending AUV	$12.202	$10.779	N/A	N/A
Ending number of AUs (000s)	74	0	N/A	N/A
REIT Index Portfolio
Beginning AUV	$12.398	$9.673	$10.272	$10.000
Ending AUV	$11.737	$12.398	$9.673	$10.272
Ending number of AUs (000s)	181	163	166	44
Short-Term Investment Grade Portfolio
Beginning AUV	$10.628	$10.106	$10.052	$10.000
Ending AUV	$11.156	$10.628	$10.106	$10.052
Ending number of AUs (000s)	674	487	480	76
Small Company Growth Portfolio
Beginning AUV	$13.221	$10.372	$11.241	$10.000
Ending AUV	$16.205	$13.221	$10.372	$11.421
Ending number of AUs (000s)	62	74	96	25
Total Bond Market Index Portfolio
Beginning AUV	$10.921	$10.100	$10.164	$10.000
Ending AUV	$11.691	$10.921	$10.100	$10.164
Ending number of AUs (000s)	899	596	316	113
Total International Stock Market Index Portfolio (inception date May 1, 2019)
Beginning AUV	$10.746	$10.000	N/A	N/A
Ending AUV	$11.887	$10.746	N/A	N/A
Ending number of AUs (000s)	170	65	N/A	N/A
Total Stock Market Index Portfolio
Beginning AUV	$13.800	$10.607	$11.262	$10.000
Ending AUV	$16.554	$13.800	$10.607	$11.262
Ending number of AUs (000s)	751	687	735	209
VIRTUS VARIABLE INSURANCE TRUST:
Duff & Phelps Real Estate Securities Series
Beginning AUV	$12.430	$9.770	$10.468	$10.000
Ending AUV	$12.219	$12.430	$9.770	$10.468
Ending number of AUs (000s)	8	7	1	1
Newfleet Multi-Sector Intermediate Bond Series
Beginning AUV	$11.031	$10.001	$10.290	$10.000
Ending AUV	$11.735	$11.031	$10.001	$10.290
Ending number of AUs (000s)	2	1	3	—
SGA International Series
Beginning AUV	$10.853	$9.169	$11.020	$10.000
Ending AUV	$13.398	$10.853	$9.169	$11.020
Ending number of AUs (000s)	0	0	—	—

	2020	2019	2018	2017
WELLS FARGO ADVANTAGE VT FUNDS:
Discovery Fund
Beginning AUV	$14.625	$10.536	$11.353	$10.000
Ending AUV	$23.751	$14.625	$10.536	$11.353
Ending number of AUs (000s)	9	7	7	1
Opportunity Fund
Beginning AUV	$13.632	$10.385	$11.201	$10.000
Ending AUV	$16.471	$13.632	$10.385	$11.201
Ending number of AUs (000s)	2	0	—	—
WESTCHESTER CAPITAL
Merger Fund VL
Beginning AUV	$11.441	$10.793	$10.093	$10.000
Ending AUV	$12.267	$11.441	$10.793	$10.093
Ending number of AUs (000s)	9	8	6	—

APPENDIX C: Deductions for Taxes - Qualified and Non-Qualified Annuity Contracts
State	Upon Purchase Payment	Upon Annuitization	Non-Qualified	Qualified
California		X	2.35%	0.50%
Maine	X		2.00% [1]
Nevada		X	3.50%
South Dakota	X		1.25% [2]
Texas		X	0.04% [3]	0.04%
West Virginia		X	1.00%	1.00%
Wyoming	X		1.00%
NOTE: The above tax deduction rates are as of January 1, 2020. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, We reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.
For a more detailed explanation of the assessment of taxes, see "Expenses – Premium Taxes."
Purchase Payments listed above include Purchase Payments paid via 1035 exchange or other transfer.
[1]	Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.
[2]	South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.
3
Texas charges an insurance department "maintenance fee" of 0.04% on annuity considerations, but the department allows this to be paid upon annuitization.

APPENDIX D: Illustrations of ROP Enhanced Death Benefit Rider
The following table illustrates the impact of partial withdrawals and market value movement for a Contract which has the standard Death Benefit compared to a Contract which has the ROP Enhanced Death Benefit Rider:
Purchase Payments	Partial Withdrawals	Contract Value on Date of Withdrawal	Calculated Amount of Adjusted Partial Withdrawal*/	Contract Value on Date of Death	Standard Death Benefit Amount**/	ROP Enhanced Death Benefit Amount***/
$100,000	0	N/A	N/A	$90,000	$90,000	$100,000
$100,000	0	N/A	N/A	$110,000	$110,000	$110,000
$100,000	$20,000	$80,000	$25,000	$70,000	$70,000	$75,000
$100,000	$20,000	$80,000	$25,000	$80,000	$80,000	$80,000
*/Assuming this Partial Withdrawal is made at a time when the Purchase Payments made is $100,000 and the Contract Value is $80,000, the Adjusted Partial Withdrawal equals $25,000 (calculated as ($20,000 x $100,000) / $80,000 = $25,000). Accordingly, after the Partial Withdrawal, the ROP Enhanced Death Benefit Rider is $75,000 (calculated as $100,000 (total Purchase Payments) - $25,000 (Adjusted Partial Withdrawal) = $75,000).
**/The standard Death Benefit Amount is the amount of the Death Benefit without the ROP Enhanced Death Benefit Rider and is always the Contract Value.
***/The ROP Enhanced Death Benefit Amount is calculated as the greater of: (1) Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or (2) Total Purchase Payments made to the Contract reduced by any Adjusted Partial Withdrawals.
The next table illustrates the impact of Advisor Fees and market value movement for a Contract which has the standard Death Benefit compared to a contract which has the ROP Enhanced Death Benefit Rider:
Purchase Payments	Advisor Fees	Contract Value on Date of Advisor Fee	Impact of Advisor Fees on ROP Enhanced Death Benefit Amount*/	Contract Value on Date of Death	Standard Death Benefit Amount**/	ROP Enhanced Death Benefit Amount***/
$100,000	$1,000	$80,000	$0	$90,000	$90,000	$100,000
$100,000	$1,000	$80,000	$0	$110,000	$110,000	$110,000
$100,000	$5,000	$80,000	$4,580	$90,000	$90,000	$95,420
*/Assuming that on the day the Advisor Fee was withdrawn, the average daily balance was $70,000 and the Contract Value was $80,000 (prior to the withdrawal), the Maximum Advisor Fee equals $1,400 (calculated as $70,000 x 2% = $1,400). If $5,000 is withdrawn for Advisor Fees, the Excess Advisor Fee is $3,600 (calculated as $5,000 - $1,400 = $3,600). Therefore, the reduction in ROP Enhanced Death Benefit Rider amount would be $4,580 (calculated as the greater of $3,600 or $3,600 x $100,000 / ($80,000 - $1,400) = $4,580). This results in the ROP Enhanced Death Benefit Rider amount of $95,420 (calculated as $100,000 - $4,580 = $95,420).
**/The standard Death Benefit Amount is the amount of the Death Benefit without the ROP Enhanced Death Benefit Rider and is always the Contract Value.
***/The ROP Enhanced Death Benefit Amount is calculated as the greater of: (1) Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or (2) Total Purchase Payments made to the Contract reduced by any Adjusted Partial Withdrawals.

Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, Kentucky 40233
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
General Information
General Information Regarding Jefferson National Life Insurance Company
Jefferson National Life Annuity Account G
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
Arrangements Regarding Frequent Purchases and Redemptions
Financial Statements
Custodian

(cut along dotted line)
If you would like a free copy of the Statement of Additional Information (Form # JNL-MNTADV-SAI-G-0519) dated May 1, 2021 for this Prospectus, please complete this form, detach, and mail to the following address. Or, visit the website at www.nationwideadvisory.com:
Jefferson National Life Insurance Company Administrative Office P.O. Box 36840 Louisville, Kentucky 40233
Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account G (Monument Advisor) variable annuity at the following address:
Name:
Mailing Address:
Sincerely,

(Signature)
JNL-MNTADV-PROS-05-19